As filed with the SEC on April 15, 1999
Registration No. 33-42376

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ ]
Pre-Effective Amendment No.                              [ ]
Post-Effective Amendment No.   10                        [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT
 COMPANY ACT OF 1940                                     [ ]
Amendment No.  11                                        [X]

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(name of depositor)

One World Financial Center
New York, New York 10281
(Address of depositor's principal executive offices)

Depositor's telephone number: 1-800-544-8888

____________________________________________
RODNEY R. ROHDA
Chairman
Empire Fidelity Investments Life Insurance Company
One World Financial Center
New York, New York 10281
(Name and address of agent for service)
_________________________________________

Individual Variable Annuity Contracts: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities. Registrant's Rule 24f-2 Notice for the fiscal year ending December 31, 1998 was filed March 30, 1999.

It is proposed that this filing will become effective (check appropriate space):

     immediately upon filing pursuant to paragraph (b) of rule 485

   X on April 30, 1999, pursuant to paragraph (b) (1) (iii) of rule
     485

     60 days after filing pursuant to paragraph (a) (1) of rule 485

     on            , pursuant to paragraph (a) (1) of rule 485

     75 days after filing pursuant to paragraph (a) (2) of rule 485

     on            , pursuant to paragraph (a) (2) of rule 485

Page _ of _
 Exhibit Index Appears on Page __


CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4
Part A
Item N-4 Item                              Heading in Prospectus.

Item 1.   Cover Page                       Cover Page



Item 2.   Definitions                      Glossary

Item 3.   Synopsis or Highlights           Summary of the Contract

Item 4.   Condensed Financial Information  Not Applicable

Item 5.   General Description of           Facts About Empire Fidelity
          Registrant, Depositor, and       Investments Life, The
          The Portfolio Companies          Variable Account, and the
                                           Funds



          (a)  Depositor                   Empire Fidelity Investments
                                           Life

          (b)  Registrant                  The Variable Account; The
                                           Guaranteed Account

          (c)  Portfolio Company           The Funds

          (d)  The Funds                   The Funds

          (e)  Voting                      Voting Rights

          (f)  Administrator               Charges



Item 6.   Deductions and Expenses          Charges



          a)  Deductions                   Charges; Premium Taxes

          b)  Sales Load                   Withdrawal charge

          c)  Special purchase plans       Dollar Cost Averaging

          d)  Commissions                  Selling the Contracts

          e)  Portfolio company            Charges
          deductions and expenses

          f)  Registrant's expenses        Charges

          g)  Organizational expenses      Not applicable

Item 7.   General Description of
          Variable Annuity Contracts

          a)  Rights                       Summary of the Contract;
                                           Investments Allocation of
                                           Your Purchase Payments;
                                           Withdrawals; Death Benefit;
                                           Selection of Annuity Income
                                           Options; Reports to Owners;
                                           Voting Rights; Other
                                           Contract Provisions

          b)  Provisions and limitations   Investment Allocation of Your
                                           Purchase Payments

          c)  Changes in contracts or      Changes in Investment Options
          operations

          d)  Contract owner inquiries     Cover Page

Item 8.   Annuity Period

          a)  Level of benefits            Fixed, Variable or
                                           Combination Annuity Income
                                           Options; Types of Annuity
                                           Income Options

          b)  Annuity commencement date    Annuity Date

          c)  Annuity payments             Types of Annuity Income Options

          d)  Assumed investment return    Fixed, Variable or
                                           Combination Annuity Income
                                           Options

          e)  Minimums                     Types of Annuity Income Options

          f)  Rights to change options     Investment Allocation of Your
          or transfer contract value       Purchase Payments



Item 9.   Death Benefit

          a)  Death benefit Calculation    Death Benefit


          b)  Forms of benefits            Death Benefit; Types of
                                           Annuity Options

Item 10.  Purchases and Contract Values

          a)  Procedures for purchases     Purchase of a Contract

          b)  Accumulation unit value      Accumulation Units

          c)  Calculation of               Accumulation Units
          accumulation unit value

          d)  Principal underwriter        Selling the Contracts


Item 11.  Redemptions

          a)  Redemptions procedures     Withdrawals

          b)  Texas Optional Retirement  Not Applicable
          Program

          c)  Delay                      Postponement of Payment

          d)  Lapse                      Not Applicable

          e)  Revocation rights          Free Look Privilege

Item 12.  Taxes

          a)  Tax Consequences           Tax Considerations; Contract
                                         Values and Proceeds;
                                         Distributions on Death of
                                         Owner

          b)  Qualified plans            Purchase of a Contract; Tax
                                         Considerations

          c)  Impact of taxes            Tax Considerations



Item 13.  Legal Proceedings              Litigation



Item 14.  Table of Contents for          Table of Contents for
          Statement of Additional        Statement of Additional
          Information                    Information


Part B
Item N-4 Item  Heading in Statement of Additional    Information.
Item 15.   Cover Page                       Cover Page

Item 16.   Table of Contents                Table of Contents

Item 17.   General Information and History

           a)  Name Change                  Not Applicable

           b)  Attributions of Assets       Not Applicable

           c)  Control of Depositor         Empire Fidelity Investments
                                            Life (Prospectus)



Item 18.   Services

           a)  Fees, expenses and costs     Service Agreements;
                                            Charges(Prospectus)

           b)  Management - related         Service Agreements
           services

           c)  Custodian and independent    Independent Accountants
           public accountant

           d)  Other custodianship          Safekeeping of Account Assets

           e)  Administrative servicing     Service Agreements; Empire
           agent                            Fidelity Investments Life
                                            (Prospectus); The Variable
                                            Account (Prospectus)

           f)  Depositor as principal       Not Applicable
           Underwriter

Item 19.   Purchase of Securities Being
           Offered

           a)  Manner of Offering           Distribution of the
                                            Contracts; Selling the
                                            Contracts; (Prospectus)

           b)  Sales Load                   Withdrawal Charge (Prospectus)


Item 20.   Underwriters



           a)  Depositor or affiliate as    Selling the Contracts
           principal underwriter            (Prospectus)

           b)  Continuous Offering          Distributions of Contracts

           c)  Underwriting commissions     Not Applicable

           d)  Payments to underwriter      Not Applicable

Item 21.   Not applicable                   Not applicable

Item 22.   Annuity Payments                 Fixed Annuity Income
                                            Payments; Variable Annuity
                                            Income Payments;
                                            Unavailability of Annuity
                                            Income Payments in Certain
                                            Circumstances

Item 23.   Financial Statements

           a)  Registrant                   Financial Statements

           b)  Depositor                    Financial Statements


PROSPECTUS

RETIREMENT RESERVES

INTRODUCTION

This prospectus describes a variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life," "we," or "us"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

You may purchase the Contract (1) on a non-qualified basis or (2) on a qualified basis as an individual retirement annuity ("IRA") under
Section 408(b) of the Internal Revenue Code of 1986, as amended. You may choose to receive amounts in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.

INVESTMENT OPTIONS

You may direct your money to one or more of the twenty-eight
Subaccounts of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). You may also direct part or all of your money to a fixed-rate investment option funded through our general account (the "Guaranteed Account").

The variable Subaccounts invest in the mutual fund portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the "Fidelity Funds"). FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR") manages each of the Fidelity Funds.

The variable Subaccounts also invest in the portfolios of other mutual funds managed by MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. ("MSDW INVESTMENT MANAGEMENT"), PILGRIM BAXTER & ASSOCIATES, LTD. or PILGRIM BAXTER VALUE INVESTORS, INC. ("PBHG"), STRONG CAPITAL MANAGEMENT, INC. ("STRONG"), and WARBURG PINCUS ASSET MANAGEMENT, INC. ("WARBURG PINCUS") ("Other Funds").

All mutual fund portfolios available in this prospectus are collectively known as the "Funds."

We may add additional Subaccounts and portfolios in the future. We credit interest on amounts allocated to the Fixed Account at specified interest rates that vary from time to time.

LEGAL INFORMATION

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 1999. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling Empire Fidelity Investments Life at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 57.

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE
SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS NOT VALID UNLESS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR ALL THE INVESTMENT OPTIONS AVAILABLE IN THE CONTRACT.

THE CONTRACT IS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY
REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE
CONTAINED IN THIS PROSPECTUS.

FOR FURTHER INFORMATION CALL EMPIRE FIDELITY INVESTMENTS    LIFE

Nationally                                            1-800-544-2442

Date: April 3   0, 1999

PROSPECTUS CONTENTS
GLOSSARY                         10

Summary of the Contract          10

FACTS ABOUT EMPIRE FIDELITY
INVESTMENTS LIFE, THE
VARIABLE ACCOUNT, AND THE
FUNDS

Empire Fidelity Investments      21
Life

The Variable Account             22

The Funds                        22

FACTS ABOUT THE CONTRACT

Purchase of a Contract           30

Free Look Privilege              30

Investment Allocation of Your    30
Purchase Payments

Accumulation Units               31

Withdrawals                      31

Signature Guarantee              32

Charges                          32

Death Benefit                    33

Required Distributions Upon      34
Death

Annuity Date                     34

Selection of Annuity Income      34
Options

Fixed, Variable, or              34
Combination Annuity Income
Options

Types of Annuity Income          34
Options

Reports to Owners                35

The Guaranteed Account           36

MORE ABOUT THE CONTRACT

Tax Considerations               37

Other Contract Provisions        38

Selling the Contracts            39

Automatic Deduction Plan         39

Availability of Unisex           39

Dollar Cost Averaging            39

Automatic Rebalancing            39

Postponement of Payment          39

MORE ABOUT THE VARIABLE
ACCOUNT AND THE FUNDS

Changes in Investment Options    39

Total Return for a Subaccount    39

Voting Rights                    40

Resolving Material Conflicts     40

Performance                      40

Litigation                       40

Appendix A: Accumulation Units   41

Table of Contents of the         57
Statement of Additional
Information



GLOSSARY

ACCUMULATION UNIT - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

ANNUITANT - The person designated by the Contract Owner, upon whose life annuity income payments are based.

ANNUITANT'S BENEFICIARY - The person who receives the proceeds in the event of the death of the last surviving Annuitant.

ANNUITY CONTRACT OR CONTRACT - A Contract designed to provide an
Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

ANNUITY DATE - The date when annuity income payments begin.

ANNUITY UNIT - A unit of measure used after the Annuity Date to calculate the amount of variable annuity income payments.

CASH SURRENDER VALUE - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime. CODE - The Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT - The person who becomes the Annuitant upon the death or removal of the Annuitant prior to the Annuity Date.

CONTRACT ANNIVERSARY - The same day and month as the Contract Date in each later year.

CONTRACT DATE - The date your Contract becomes effective. It will be stated in your Contract.

CONTRACT OWNER OR YOU - The person or persons who may exercise the rights and privileges under the Contract.

CONTRACT VALUE - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Guaranteed Account.

CONTRACT YEAR - A year that starts on the Contract Date or on a Contract Anniversary.

DEATH BENEFIT - Amount payable to the Annuitant's Beneficiary upon the death of the last surviving Annuitant before the Annuity Date.

GUARANTEED ACCOUNT - A fixed-rate investment option funded through Empire Fidelity Investments Life's general account. Empire Fidelity Investments Life credits interest to the amount allocated to the Guaranteed Account at a rate declared periodically in advance. The Guaranteed Account may also be referred to as the "Fixed Account."

INVESTMENT OPTIONS - The Subaccounts.

IRA - Refers generally to both an individual retirement account and an individual retirement annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an individual retirement annuity as defined in Section 408(b) of the Code.

NON-QUALIFIED CONTRACT - A Contract other than a Qualified Contract.

QUALIFIED CONTRACT - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

OWNER'S BENEFICIARY - The person who receives the proceeds in the event of the death of the Owner (if no joint Owner survives) prior to the Annuity Date.

SUBACCOUNT - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.

TOTAL RETURN - An index used to measure the investment performance of a Subaccount from one Valuation Period to the next.

VALUATION PERIOD - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

VARIABLE ACCOUNT - Empire Fidelity Investments Variable Annuity
Account A.

SUMMARY OF THE CONTRACT

PURPOSE

(small solid bullet) This variable annuity contract allows you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more variable Subaccounts.

(small solid bullet) The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else.

(small solid bullet) There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values.

(small solid bullet) The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account." We guarantee that amounts allocated to the Guaranteed Account will earn interest at declared rates.

(small solid bullet) We designed the Contract to provide income for retirement or to meet other long-term goals. You may purchase the Contract as follows:

(1) on a NON-QUALIFIED basis; or

(2) on a QUALIFIED basis as an individual retirement annuity ("IRA") under Section 408(b) of the Code in connection with the "rollover" of contributions from other qualified plans, tax sheltered annuities, or IRAs.

NON-QUALIFIED CONTRACT

We require an initial minimum of $2,500 to purchase a Non-qualified Contract. You may also make additions to a Non-qualified Contract before annuity payments begin (the "Annuity Date"). Each addition must
be at least $250 and the Annuitant must still be living.    We may
reduce these minimums for automatic deduction plans.

QUALIFIED CONTRACT

We require an initial minimum of $10,000 to purchase a Qualified
Contract. You may make additions to a Qualified Contract as long as each addition is at least $2,500. Some Contracts may have lower minimums.

INVESTMENT OPTIONS

You may direct your net purchase payments to the Guaranteed Account and the Subaccounts of the Variable Account. A net purchase payment is a purchase payment less any premium tax assessed by the jurisdiction in which the Contract is delivered. Also, we reserve the right to deduct a charge to recover a portion of our Federal income tax expense that is determined solely from the amount of premiums received. See INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS on page 30.

There are currently twenty-eight variable Subaccounts.

(small solid bullet) Five Subaccounts invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund. The Variable Insurance Products Fund currently offers Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio, and Overseas Portfolio.

(small solid bullet) Five Subaccounts invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund
II. The Variable Insurance Products Fund II currently offers Investment Grade Bond Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Asset Manager: Growth Portfolio, and Contrafund Portfolio.

(small solid bullet) Three Subaccounts invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund
III. The Variable Insurance Products Fund III currently offers Growth & Income Portfolio, Balanced Portfolio, and Growth Opportunities Portfolio.

(small solid bullet) The remaining Investment Options invest in shares of one of the mutual fund portfolios of Morgan Stanley Dean Witter, PBHG, Strong, or Warburg Pincus.

Empire Fidelity Investments Life credits interest on amounts allocated to the Guaranteed Account at interest rates that vary from time to time.

WITHDRAWALS

You may withdraw all or part of your Contract's Cash Surrender Value before the Annuity Date and while the Annuitant is still living. The Cash Surrender Value of your Contract is the amount payable before the deduction of taxes if you surrender your Contract.

During the first five Contract Years, we may subject the withdrawal to a contingent deferred sales charge. This charge is a maximum of 5% of the amount of purchase payments withdrawn in the first Contract Year. The contingent deferred sales charge decreases 1% per year until it disappears after five Contract Years.

However, in each of the first five Contract years you may withdraw up to 10% of your purchase payments without incurring such a charge. In certain circumstances, Fidelity Investments Life may waive the contingent deferred sales charge. See WITHDRAWAL CHARGE on page 32. The maximum partial withdrawal is one that, along with any applicable withdrawal charge, would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a Federal penalty tax as well as Federal income tax. See TAX CONSIDERATIONS on page 37.

ANNUITY INCOME OPTIONS

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See TYPES OF ANNUITY INCOME OPTIONS on page 34. You may choose any of these annuity income options to be paid on (1) a FIXED basis, (2) a VARIABLE basis, or (3) a COMBINATION of both. See FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS on page 34.

(small solid bullet) If you elect a FIXED income, your Contract's participation in the investment experience of the Variable Account will cease when the annuity income payments begin.

(small solid bullet) If you elect a VARIABLE income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period.

(small solid bullet) If you elect a COMBINATION OF FIXED AND VARIABLE income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

On the Annuity Date, the Annuitant becomes the Owner of the Contract.

DEATH BENEFIT

In the event that the last surviving Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Annuitant's Beneficiary you select. See DEATH BENEFIT on page 33. In the event that any Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See REQUIRED DISTRIBUTIONS
UPON DEATH on page    34    .

CHARGES

In addition to the contingent deferred sales charge, we assess the following charges.

(1) ANNUAL MAINTENANCE CHARGE. This charge is currently set at $30 per year and guaranteed not to exceed $50 per year. We deduct this charge from your Contract Value. We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000.

(2) DAILY ADMINISTRATIVE CHARGE. We also make a daily charge
(equivalent to an effective annual rate of .05%) against the assets of each variable Subaccount for administrative expenses.

(3) MORTALITY AND EXPENSE RISK CHARGE. We assess a daily asset charge (equivalent to an effective annual rate of not more than 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Guaranteed Account.

   ADDITIONAL MORTALITY RISK CHARGE.     We may offer the Owner the
opportunity to elect a Death Benefit Rider. If    the Rider     is
elected by the Owner, we will deduct a mortality charge once each quarter. The amount of the charge for each quarter will not exceed 0.10% of the Contract Value on the date of the quarterly charge. There will be no charges made once the Annuitant reaches their 85th birthday.

(4) PREMIUM TAXES. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. We reserve the right to deduct premium taxes when we incur such taxes. See CHARGES on page 32.

(5) FUNDS' EXPENSES. The portfolios in the Funds pay monthly management fees and other expenses which are described in the accompanying prospectuses for the Funds.

FREE LOOK PRIVILEGE

You may return your Contract for a refund within 30 days after you receive the Contract. We will refund your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account. See FREE LOOK PRIVILEGE on page 31.

IMPORTANT

This summary provides only an overview of the more significant aspects of the Contract. More detailed information is provided in the subsequent sections of this prospectus and in your Contract. The Contract together with its attached application constitutes the entire agreement between you and us and should be retained.
Following    are     the various investment options available to you
under the Contract.

RETIREMENT RESERVES


Guaranteed Account   Company                     Variable Account

Guaranteed Interest  Fidelity                    Asset Manager Portfolio

                                                 Money Market Portfolio

                                                 Investment Grade Bond Portfolio

                                                 Equity-Income Portfolio

                                                 Growth Portfolio

                                                 High Income Portfolio

                                                 Overseas Portfolio

                                                 Index 500 Portfolio

                                                 Asset Manager: Growth Portfolio

                                                 Contrafund Portfolio

                                                 Growth Opportunities Portfolio

                                                 Balanced Portfolio

                                                 Growth & Income Portfolio

                     MSDW Investment Management  Emerging Markets Debt Portfolio
                                                 Emerging Markets Equity
                                                 Portfolio

                                                 Global Equity Portfolio

                                                 International Magnum Portfolio

                     PBHG                        Select 20 Portfolio

                                                 Growth II Portfolio

                                                 Large Cap Value Portfolio

                                                 Small Cap Value Portfolio

                                                 Technology & Communications
                                                 Portfolio

                     Strong                      Discovery Fund II Portfolio

                                                 Mid Cap Growth Fund II
                                                 Portfolio

                                                 Opportunity Fund II Portfolio

                     Warburg Pincus              International Equity Portfolio

                                                 Post-Venture Capital Portfolio

                                                 Small Company Growth Portfolio



FEE TABLE

This information may assist you in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. It reflects expenses of the Separate Account as well as the Portfolios. The tables below do not reflect any deductions for premium taxes or Federal income tax expenses that are determined solely from the amount of premiums received. We currently deduct any applicable premium taxes from your Contract Value on the Annuity Date or when proceeds are paid. We do not currently deduct any Federal income tax expense. See CHARGES on page 33 of the prospectus for additional information.

CONTRACT OWNER EXPENSES
(as a percentage of purchase
payments)

Sales Charge Imposed on          0.00%
Purchases

Maximum Contingent Deferred      5.00%
Sales ChargeA

Surrender Charge                 0.00%

Exchange Fee                     0.00%

Annual Maintenance ChargeB      $ 30.00

Separate Account Annual
Expenses (as a percentage of
average account value)

Separate Account Annual
Expenses (as a percentage of
average account value)

Mortality and Expense Risk       0.75%
Charge

Account Fees and Expenses:

Administrative Charge            0.05%

Total Separate Account Annual    0.80%
Expenses


A THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE DECREASES 1% EACH YEAR SO THERE IS NO CHARGE AFTER 5 YEARS. EACH YEAR YOU MAY WITHDRAW UP TO 10% OF THE TOTAL PURCHASE PAYMENTS WITHOUT A CONTINGENT DEFERRED SALES CHARGE. THE CONTINGENT DEFERRED SALES CHARGE IS BASED SOLELY ON THE CONTRACT YEAR - ADDITIONAL PURCHASE PAYMENTS DO NOT CAUSE THE CONTINGENT DEFERRED SALES CHARGE PERCENTAGES TO START OVER.

B THE ANNUAL MAINTENANCE CHARGE IS A SINGLE $30 CHARGE ON A CONTRACT. WE DEDUCT THIS CHARGE PROPORTIONALLY FROM THE INVESTMENT OPTIONS IN USE AT THE TIME OF THE CHARGE. THE ANNUAL MAINTENANCE CHARGE IS CURRENTLY WAIVED FOR CONTRACTS WITH AT LEAST $25,000 OF ACCUMULATED PURCHASE PAYMENTS LESS ANY WITHDRAWALS. IN THE EXAMPLES, THE ANNUAL MAINTENANCE CHARGE IS APPROXIMATED AS A 0.01% ANNUAL ASSET CHARGE BASED ON THE EXPERIENCE OF THE CONTRACTS.

PORTFOLIO ANNUAL EXPENSES

(as a percentage of Portfolio average net assets)


FIDELITYA                     Management Fees  Other Expenses  Total Annual Expenses (after reimbursement)

Asset Manager                  0.54%            0.09%           0.63%

Money Market                   0.20%            0.10%           0.30%

Investment Grade Bond          0.43%            0.14%           0.57%

High Income                    0.58%            0.12%           0.70%

Equity-Income                  0.49%            0.08%           0.57%

Index 500                      0.24%            0.04%           0.28%B

Growth                         0.59%            0.07%           0.66%

Overseas                       0.74%            0.15%           0.89%

Asset Manager: Growth          0.59%            0.13%           0.72%

Contrafund                     0.59%            0.07%           0.66%

Growth Opportunities           0.59%            0.11%           0.70%

Balanced                       0.44%            0.14%           0.58%

Growth & Income                0.49%            0.11%           0.60%

MSDW INVESTMENT MANAGEMENT

Emerging Markets Debt          0.27%            1.25%           1.52%C

Emerging Markets Equity        0.00%            1.95%           1.95%C

Global Equity                  0.32%            0.83%           1.15%C

International Magnum           0.15%            1.00%           1.15%C

PBHG

Select 20                      0.84%            0.36%           1.20%D

Growth II                      0.51%            0.69%           1.20%D

Large Cap Value                0.18%            0.82%           1.00%D

Small Cap Value                0.74%            0.46%           1.20%D

Technology & Communications    0.49%            0.71%           1.20%D

STRONG

Discovery Fund II              1.00%            0.18%           1.18%

Growth Fund II*                1.00%            0.20%           1.20%E

Opportunity Fund II            1.00%            0.16%           1.16%

WARBURG PINCUS

International Equity           1.00%            0.33%           1.33%F

Post-Venture Capital           1.08%            0.32%           1.40%F

Small Company Growth           0.90%            0.24%           1.14%F



A A PORTION OF THE BROKERAGE COMMISSIONS THAT CERTAIN FUNDS PAY WAS USED TO REDUCE FUND EXPENSES. IN ADDITION, CERTAIN FUNDS, OR FMR ON BEHALF OF CERTAIN FUNDS, HAVE ENTERED INTO ARRANGEMENTS WITH THEIR CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF UNINVESTED CASH
BALANCES WERE USED TO REDUCE CUSTODIAN EXPENSES.    WITHOUT     THESE
REDUCTIONS, THE TOTAL OPERATING EXPENSES PRESENTED IN THE TABLE WOULD
HAVE BEEN .58% FOR EQUITY-INCOME PORTFOLIO, .6   8    % FOR GROWTH
PORTFOLIO, .91% FOR OVERSEAS PORTFOLIO, .6   4    % FOR ASSET MANAGER
PORTFOLIO, .70% FOR CONTRAFUND PORTFOLIO, .73% FOR ASSET MANAGER:
GROWTH PORTFOLIO, .71% FOR GROWTH OPPORTUNITIES PORTFOLIO, .   59    %
FOR BALANCED PORTFOLIO, AND .   61    % FOR GROWTH AND INCOME
PORTFOLIO.

B FMR AGREED TO REIMBURSE A PORTION OF INDEX 500 PORTFOLIO'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S MANAGEMENT FEE, OTHER EXPENSES, AND TOTAL EXPENSES WOULD HAVE BEEN .24%, .11% AND
 .3   5    %, RESPECTIVELY.

C MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC., WITH RESPECT TO THE PORTFOLIOS, HAS VOLUNTARILY AGREED TO WAIVE RECEIPT OF ITS
MANAGEMENT FEES AND AGREED TO REIMBURSE    CERTAIN EXPENSES OF     THE
PORTFOLIO, IF NECESSARY   .     MSDW INVESTMENT MANAGEMENT MAY
TERMINATE THIS VOLUNTARY WAIVER    AND REIMBURSEMENT     AT ANY TIME
AT ITS SOLE DISCRETION. WITHOUT WAIVERS AND REIMBURSEMENTS, "MANAGEMENT FEES," "OTHER EXPENSES" AND "TOTAL ANNUAL EXPENSES," RESPECTIVELY, WOULD BE AS FOLLOWS: EMERGING MARKETS DEBT PORTFOLIO
(0.80%, 1.2   5    %, 2.0   5    %); EMERGING MARKETS EQUITY PORTFOLIO
(1.25%, 2.20%,    3.45    %); GLOBAL EQUITY PORTFOLIO (0.80%, 0.83%,
1.   6    3%); INTERNATIONAL MAGNUM PORTFOLIO (0.80%, 1.   00    %,
   1.80    %).

D PILGRIM BAXTER & ASSOCIATES, LTD. (THE "ADVISER") HAS VOLUNTARILY AGREED TO WAIVE OR LIMIT ITS ADVISORY FEES OR ASSUME OTHER EXPENSES IN AN AMOUNT THAT OPERATES TO LIMIT TOTAL OPERATING EXPENSES OF THE PORTFOLIOS TO NOT MORE THAN 1.20% OF THE AVERAGE DAILY NET ASSETS OF THE GROWTH II, SMALL CAP VALUE, TECHNOLOGY & COMMUNICATIONS AND SELECT 20 PORTFOLIOS AND TO NOT MORE THAN 1.00% OF THE AVERAGE DAILY NET ASSETS OF THE LARGE CAP VALUE PORTFOLIO, THROUGH DECEMBER 31, 1999. TOTAL OPERATING EXPENSES INCLUDE, BUT ARE NOT LIMITED TO, EXPENSES SUCH AS INVESTMENT ADVISORY FEES, TRANSFER AGENT FEES AND LEGAL FEES. SUCH WAIVERS OF ADVISORY FEES AND POSSIBLE ASSUMPTIONS OF OTHER EXPENSES BY THE ADVISER IS SUBJECT TO A POSSIBLE REIMBURSEMENT BY THE PORTFOLIOS IN FUTURE YEARS IF SUCH REIMBURSEMENT CAN BE ACHIEVED WITHIN FOREGOING ANNUAL EXPENSE LIMITS. SUCH FEE WAIVER/EXPENSE REIMBURSEMENT ARRANGEMENTS MAY BE MODIFIED OR TERMINATED AT ANY TIME
AFTER DECEMBER 31, 199   9    . ABSENT SUCH FEE WAIVERS/EXPENSE
REIMBURSEMENTS THE ADVISORY FEES AND ESTIMATED TOTAL OPERATING EXPENSES FOR THE GROWTH II, SMALL CAP VALUE, LARGE CAP VALUE, TECHNOLOGY & COMMUNICATIONS AND SELECT 20 PORTFOLIOS WOULD BE
   0.85    % AND 1.54%; 1.   00    % AND 1.46%;    0.65    % AND
   1.47    %;    0.85    % AND    1.56    %; AND 0.8   5    % AND
1.   21    %, RESPECTIVELY.

E STRONG CAPITAL MANAGEMENT, INC., THE INVESTMENT ADVISER, HAS VOLUNTARILY AGREED TO CAP THE FUND'S TOTAL OPERATING EXPENSES AT 1.20%. THE ADVISER HAS NO CURRENT INTENTION TO, BUT MAY IN THE FUTURE, DISCONTINUE OR MODIFY ANY WAIVER OF FEES OR ABSORPTION OF EXPENSES AT ITS DISCRETION WITH APPROPRIATE NOTIFICATION TO ITS SHAREHOLDERS. MANAGEMENT FEES, OTHER EXPENSES, AND TOTAL ANNUAL EXPENSES FOR DISCOVERY II, OPPORTUNITY II, AND GROWTH FUND II ARE CALCULATED ON AN ANNUALIZED BASIS FROM THE BEGINNING OF THE FISCAL YEAR THROUGH THE CURRENT QUARTER END. THE ADVISOR FOR THE GROWTH FUND II PORTFOLIO IS
ABSORBING EXPENSES OF 0.   35%. WITHOUT THESE ABSORPTIONS THE EXPENSE
RATIO WOULD HAVE BEEN 1.55%. *GROWTH FUND II IS CUR    RENTLY CALLED
MID CAP GROWTH FUND II.

F MANAGEMENT FEES, OTHER EXPENSES AND TOTAL ANNUAL EXPENSES F   OR THE
INTERNATIONAL EQUITY, POST-VENTURE CAPITAL AND SMALL COMPANY GROWTH PORTFOLIOS ARE BASED ON ACTUAL EXPENSES FOR THE FISCAL YEAR ENDED DECEMBER 31, 1998, NET ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS. WITHOUT SUCH WAIVERS OR REIMBURSEMENTS, MANAGEMENT FEES WOULD HAVE EQUALED 1.00%, 1.25% AND 0.90%; OTHER EXPENSES WOULD HAVE EQUALLED 0.33%, 0.45% AND 0.24%; AND TOTAL ANNUAL EXPENSES WOULD HAVE EQUALLED 1.33%, 1.70% AND 1.14% FOR THE INTERNATIONAL EQUITY, POST-VENTURE CAPITAL AND SMALL COMPANY GROWTH PORTFOLIOS, RESPECTIVELY. FEE WAIVERS AND EXPENSE REIMBURSEMENTS OR CREDITS MAY BE DISCONTINUED AT ANY
TIME.

EXAMPLES

If you assume that Contract Owner expenses are as shown above, and that each Portfolio's annual return is 5% annually and its operating expenses are just as described above, then for every $1,000 of purchase payments, here's how much you would have paid in total expenses if you surrendered your Contract after the number of years
indicated, or if you annuitize   d     your Contract during the first
year.

                              One Year  Three Years  Five Years  Ten Years

FIDELITY

Asset Manager                  $ 61      $ 76         $ 89        $ 172

Money Market                    58        65           71          135

Investment Grade Bond           61        74           86          166

High Income                     62        78           92          180

Equity-Income                   61        74           86          166

Growth                          62        76           90          176

Overseas                        64        84           102         201

Index 500                       58        65           70          133

Asset Manager: Growth           62        78           93          182

Contrafund                      62        76           90          176

Growth Opportunities            62        78           92          180

Balanced                        61        74           86          167

Growth & Income                 61        75           87          169

MSDW INVESTMENT MANAGEMENT

Emerging Markets Debt           70        102          135         267

Emerging Markets Equity         74        115          156         309

Global Equity                   66        91           116         229

International Magnum            66        91           116         229

PBHG

Growth II                       67        93           118         234

Large Cap Value                 65        87           108         213

Select 20                       67        93           118         234

Small Cap Value                 67        93           118         234

Technology & Communications     67        93           118         234

STRONG

Discovery Fund II               67        92           117         232

Growth Fund II*                 67        93           118         234

Opportunity Fund II             67        92           116         230

WARBURG PINCUS

International Equity            68        97           125         247

Post-Venture Capital            69        99           128         254

Small Company Growth            66        91           115         227


* C   URRENTLY CALLED MID CAP GROWTH FUND II.

If you do not surrender your Contract or if you annuitize after the first Contract year, here is what your total expenses would be on a $1,000 investment, assuming a 5% annual return on your assets.

                              One Year  Three Years  Five Years  Ten Years

FIDELITY

Asset Manager                  $ 15      $ 46         $ 79        $ 172

Money Market                    11        35           61          135

Investment Grade Bond           14        44           76          166

High Income                     15        48           82          180

Equity-Income                   14        44           76          166

Growth                          15        46           80          176

Overseas                        17        54           92          201

Index 500                       11        35           60          133

Asset Manager: Growth           16        48           83          182

Contrafund                      15        46           80          176

Growth Opportunities            15        48           82          180

Balanced                        14        44           76          167

Growth & Income                 14        45           77          169

MSDW INVESTMENT MANAGEMENT

Emerging Markets Debt           24        73           125         267

Emerging Markets Equity         28        86           146         309

Global Equity                   20        62           106         229

International Magnum            20        62           106         229

PBHG

Growth II                       20        63           108         234

Large Cap Value                 18        57           98          213

Select 20                       20        63           108         234

Small Cap Value                 20        63           108         234

Technology & Communications     20        63           108         234

STRONG

Discovery Fund II               20        62           107         232

Growth Fund II*                 20        63           108         234

Opportunity Fund II             20        62           106         230

WARBURG PINCUS

International Equity            22        67           115         247

Post-Venture Capital            22        69           118         254

Small Company Growth            20        61           105         227


* CURRENTLY CALLED MID CAP GROWTH FUND II.

(small solid bullet) T   he above     figures illustrate the combined
effect of all current charges. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

(small solid bullet) The Other Funds' annual expenses and these examples are based on data provided by the Other Funds. The company has no reason to doubt the accuracy or completeness of that data, but the company has not verified the Other Funds' figures. In preparing the Other Funds' expense table and examples above, the company has relied on the figures provided by the Other Funds.

FACTS ABOUT EMPIRE FIDELITY INVESTMENTS LIFE,
THE VARIABLE ACCOUNT, AND THE FUNDS

   EMPIRE     FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR Corp., the
parent company of the Fidelity companies. Edward C. Johnson 3d,    the
    Johnson family members,    and various key employees of FMR Corp.
own the     voting common stock    of     FMR Corp.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts described herein, and for other purposes permitted by law. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

There are currently twenty-eight Subaccounts in the Variable Account. Five Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund. Five Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund II. Three portfolios invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund III. There are currently 15 other investment options offered by four different mutual fund investment Advisers.

THE FUNDS

FIDELITY:

The Fidelity Funds are Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III.
Each is an open-end   ed    , diversified management investment
company organized by Fidelity Management & Research Company. Each is the type of investment company commonly known as a series mutual fund.

The investment objectives of the Funds are described below. There is, of course, no assurance that any portfolio will meet its investment objective.

VARIABLE INSURANCE PRODUCTS FUND

VIP MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE. Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

INVESTOR PROFILE. The fund may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

VIP HIGH INCOME PORTFOLIO

INVESTMENT OBJECTIVE. High Income Portfolio seeks a high level of current income. Growth of capital may also be considered.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

(small solid bullet) Potentially investing in non-income producing securities, including defaulted securities and common stocks.

(small solid bullet) Investing in companies in troubled or uncertain financial condition.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund is for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt, including defaulted securities. Investors must be willing to accept the fund's greater price movements and credit risks.

VIP EQUITY-INCOME PORTFOLIO

INVESTMENT OBJECTIVE. Equity-Income Portfolio seeks reasonable income. The fund will consider the potential for capital appreciation. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

(small solid bullet) Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The fund is designed for those who want some income from equity and bond securities, but also want to be invested in the stock market for its long-term growth potential.

VIP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE. Growth Portfolio seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in companies that it believes have above-average growth potential, measured by factors such as earnings or revenue (stocks of these companies are often called "growth stocks").

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The fund is designed for those who want to pursue growth potential, and who understand that this strategy often leads to investments in smaller, less well-known companies with higher than average price/earnings ratios. The fund invests for growth and does not pursue an income strategy.

VIP OVERSEAS PORTFOLIO

INVESTMENT OBJECTIVE. Overseas Portfolio seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing at least 65% of total assets in foreign securities.

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

(small solid bullet) Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

INVESTOR PROFILE AND RISK:

(small solid bullet) Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States. The fund may be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.

(small solid bullet) It is important to note that investments in foreign securities involve risks in addition to those of U.S. investments. In addition to general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which the fund invests.

VARIABLE INSURANCE PRODUCTS FUND II

VIP II ASSET MANAGER PORTFOLIO

INVESTMENT OBJECTIVE. Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

(small solid bullet) Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

(small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (30% - 70%), bond class (20% - 60%), and short-term/money market class (0% - 50%).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Analyzing an issuer using fundamental and/or
quantitative factors    and     evaluating each security's current
price relative to estimated long-term value in selecting investments.

INVESTOR PROFILE. The fund may be appropriate for investors who want to diversify among stocks, bonds, short-term instruments , and other types of securities. The fund's assets may also be invested in other instruments that do not fall within these classes.

VIP II INVESTMENT GRADE BOND PORTFOLIO

INVESTMENT OBJECTIVE. Investment Grade Bond Portfolio seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing in U.S. dollar-denominated investment-grade bonds.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

INVESTOR PROFILE. The fund may be appropriate for investors who want the potential for high current income from a portfolio of investment-grade debt securities. The fund's level of risk and potential reward depend on the quality and maturity of its investments, and has overall interest rate risk similar to the index.

VIP II INDEX 500 PORTFOLIO

INVESTMENT OBJECTIVE. Index 500 Portfolio seeks investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500, while keeping transaction costs and other expenses low.

PRINCIPAL INVESTMENT STRATEGIES:

   Bankers Trust Company's     (   "BT,"     a New York banking
corporation    serving as sub-adviser and custodian for VIP II Index
500    ) principal investment strategies include:

(small solid bullet) Investing at least 80% of assets in common stocks included in the S&P 500.

(small solid bullet) Lending securities to earn income for the fund.

(small solid bullet) Because the fund seeks to track, rather than beat, the performance of the S&P 500, it is not managed in the same manner as other funds. The fund is managed by FMR, which handles its business affairs. BT, Index 500 Portfolio's sub-adviser, chooses the fund's investments. FMR supervises the sub-adviser and, in conjunction with the Board of Trustees, reviews the sub-adviser's performance of its duties. BT also acts as Index 500 Portfolio's custodian.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns in relation to the S&P 500.

VIP II ASSET MANAGER: GROWTH PORTFOLIO

INVESTMENT OBJECTIVE. Asset Manager: Growth Portfolio seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

(small solid bullet) Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.

(small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (50% - 100%), bond class (0% - 50%), and short-term/money market class (0% - 50%).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

INVESTOR PROFILE. The fund may be appropriate for investors who want to diversify among domestic and foreign stocks, bonds, short-term
instruments   ,     and other types of securities. The fund, while
spreading its assets among all three asset classes, uses a more aggressive approach by focusing on stocks for a higher potential return. The value of each fund's investments and the income they generate will vary.

VIP II CONTRAFUND PORTFOLIO

INVESTMENT OBJECTIVE. Contrafund Portfolio seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in securities of companies whose value it believes is not fully recognized by the public.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position, and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns.

VARIABLE INSURANCE PRODUCTS FUND III

VIP III GROWTH & INCOME PORTFOLIO

INVESTMENT OBJECTIVE. Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.

(small solid bullet) Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position, and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who seek a combination of growth and income from equity and some bond investments.

VIP III GROWTH OPPORTUNITIES PORTFOLIO

INVESTMENT OBJECTIVE. Growth Opportunities Portfolio seeks to provide capital growth.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities. These securities can be more volatile due to increased sensitivity to interest rate increases and adverse issuer, political, regulatory, market or economic developments.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both. The value of the fund's investments will vary and can decline in response to adverse issuer, political, regulatory, market or economic developments.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position, and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors seeking growth of capital. The investment philosophy is not constrained by any particular investment style. The fund's assets may be invested in securities of foreign issuers in addition to securities of domestic issuers.

VIP III BALANCED PORTFOLIO

INVESTMENT OBJECTIVE. Balanced Portfolio seeks both income and growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities when its outlook is neutral.

(small solid bullet) Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.

(small solid bullet) Analyzing a security's issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value in selecting investments. The value of the fund's investments will vary from day to day, and can decline in response to interest rate increases, adverse issuer, political,
regulatory   ,     or economic developments.

INVESTOR PROFILE. The fund may be appropriate for investors who seek a balance between stocks and bonds. The fund may invest its assets in securities of foreign issuers in addition to domestic issuers.

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.

EMERGING MARKETS DEBT PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks high total return by investing primarily in Fixed Income Securities of government and
government-related issuers    and, to a lesser extent, of corporate
issuers     located in emerging market countries.

(small solid bullet) APPROACH.    MSDW Investment Management seeks
high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using macroeconomic and fundamental analysis, MSDW Investment Management seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

(small solid bullet) PROCESS. MSDW Investment Management's global allocation team analyzes the global economic environment and its impact on emerging markets. MSDW Investment Management focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors such as political risk, leadership, social stability, and commitment to reform. In selecting securities, MSDW Investment Management first examines yield curves with respect to a country and then considers instrument-specific criteria, including:
(1) spread duration; (2) real interest rates; and (3) liquidity. The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. MSDW Investment Management may, when or if available, use hedging strategies, including the use of derivatives to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies.

EMERGING MARKETS EQUITY PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital
appreciation by investing primarily in Equity Securities of    issuers
in     emerging market countr   ies.

(small solid bullet) AP   PROACH. MSDW Investment Management seeks to
maximize returns by investing primarily in growth-oriented equity securities in undervalued emerging markets and, from time to time, in fixed income securities. MSDW Investment Management's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and managements that focus on shareholder value.

(small solid bullet)        PROCESS.    MSDW Investment Management's
global allocation team analyzes the global economic environment, particularly its impact on emerging markets and allocates the Portfolio's assets among emerging markets based on relative economic, political, and social fundamentals, stock valuations and investor sentiment. MSDW Investment Management invests within countries based on the work of country specialists who conduct extensive fundamental analysis of issuers within these markets and seek to identify issuers with strong earnings growth prospects. To manage risk, MSDW Investment Management emphasizes thorough macroeconomic and fundamental research.

GLOBAL EQUITY PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital appreciation by investing primarily in Equity Securities of issuers throughout the world, including U.S. issuers.

(small solid bullet) APP   ROACH. MSDW Investment Management seeks to
maintain a diversified portfolio of global equity securities based on individual stock selection. MSDW Investment Management emphasizes a bottom-up approach to investing that seeks to identify securities of undervalued issuers. The investment process is value driven and considers value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. MSDW Investment Management conducts a thorough investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product, competitiveness, market positioning, and industry structure. Meetings with senior company management are integral to the investment process.

(small solid bullet)        PROCESS.    MSDW Investment Management
selects securities for investment from a universe of eligible issuers consisting of approximately 3,200 companies in the Morgan Stanley Capital International (MSCI) World Index. MSDW Investment Management expects to invest at least 20% of the Portfolio's total assets in the common stocks of U.S. issuers.

INTERNATIONAL MAGNUM PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital appreciation by investing primarily in Equity Securities of non-U.S. issuers domiciled in EAFE countries.

(small solid bullet) APPROACH. M   SDW Investment Management seeks to
achieve superior long-term returns by creating a diversified portfolio of undervalued international equity securities. To achieve this goal, MSDW Investment Management uses a combination of strategic geographic asset allocation and fundamental, value oriented stock selection.

(small solid bullet)        PROCESS.    The Portfolio is managed using
a two-part process combining the expertise of investment teams based in New York, London, Tokyo, and Singapore. The New York-based portfolio management team decides upon the appropriate allocation of the Portfolio's assets among Europe, Japan and developed Asia, including Australia and New Zealand. Regional allocation decisions are based on variety of factors, including relative valuations, earnings expectations, macroeconomic factors, as well as input from the regional stock selection teams from the MSDW Investment Management's Asset Allocation Committee, which is made up of several of the MSDW Investment Management's most senior investment officers. Once the allocations to Europe, Asia, and Japan have been determined, three overseas investment teams in London (for European stocks), Tokyo (for Japanese stocks) and Singapore (for Asian stocks) decide which stocks to purchase for their respective geographic regions. The regional portfolio management teams look for stocks that they believe to be undervalued by the market. The regional specialists analyze each company's management before a stock is purchased for the Portfolio. The Portfolio invests primarily in countries comprising the MSCI Europe, Australiasia, Far East (EAFE) Index (the "EAFE Index"). EAFE countries include Japan, most nations in Western Europe, and the more developed nations of Asia, such as Australia, New Zealand, Hong Kong, and Singapore. However, the Portfolio also may invest up to 5% of its assets in countries not included in the EAFE Index.

PBHG

SELECT 20 PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Select 20 Portfolio, a non-diversified
Portfolio, seeks long-term growth of capital.

(small solid bullet) Under normal market conditions, the Portfolio
will invest at least 65% of its total assets in    growth
    securities of a limited number (i.e., no more than 20 stocks) of large capitalization companies that, in Pilgrim Baxter & Associates, Ltd.'s (the "Adviser") opinion, have strong earnings growth and capital appreciation potential. These companies will generally have market capitalization in excess of $1 billion.

(small solid bullet) The growth securities in the Portfolio are primarily common stocks, but may also include other equity securities such as warrants and rights to purchase common stocks, and convertible securities.

(small solid bullet) The Portfolio is non-diversified, which means its performance is dependent upon the securities of a smaller number of companies. As a result, the impact of a single change in value
(positive or negative) of a single holding may be magnified.

GROWTH II PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks capital appreciation.

(small solid bullet) Under normal market conditions, the Portfolio
will invest at least 65% of its total assets in g   rowth
securities of small and medium sized companies that, in the Adviser's opinion, have strong earnings growth and capital appreciation potential. These companies will generally have market capitalizations
or annual revenues    between $500 million and $10 billion    .

   (small solid bullet) The growth securities in the Portfolio are primarily common stocks, but may also include other equity securities such as warrants and rights to purchase common stocks, and convertible securities.

(small solid bullet) The Portfolio emphasizes    small and medium
sized     growth companies, so it may be more volatile than the stock market in general, as measured by the S&P 500.

LARGE CAP VALUE PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term growth of capital and income. Current income is a secondary objective.

(small solid bullet) Under normal market conditions, the Portfolio
will invest at least 65% of its total assets in    value
securities of large capitalization companies    that    , in the
opinion of the Adviser and Pilgrim Baxter Value Investors, Inc. (the
"Sub-Adviser"), are    currently underpriced using certain financial
measurements, such as their price-to-earnings ratios.

   (small solid bullet) The value securities in the Portfolio are primarily common stocks that, in the opinion of the Adviser and the Sub-Adviser, are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, but may also include other equity securities such as warrants and rights to purchase common stocks and convertible securities.

SMALL CAP VALUE PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk.

(small solid bullet) Under normal market conditions, the Portfolio
will invest at least 65% of its total assets in    value securities
of     companies whose market capitalizations are within the range of the Russell 2000 index.

   (small solid bullet) The value securities in the Portfolio are primarily common stocks that, in the opinion of the Adviser and the Sub-Adviser, are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, but may also include other equity securities such as warrants and rights to purchase common stocks and convertible securities.

   (small solid bullet) The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Portfolio generally has lower price-to-earnings ratios than the Russell 2000.

   (small solid bullet) The Portfolio emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index.

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term growth of capital. Current income is incidental to the Portfolio's objective.

(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks of companies that rely extensively on technology or communications in their product development or operations, are expected to benefit from technological advances and improvements, or may be experiencing exceptional growth in sales and earnings driven by technology- or communication-related products and services.

These companies may be in different industries, including computer software and hardware, electronic components and systems, network and cable broadcasting, telecommunications, mobile communications, satellite communications, defense and aerospace, transportation systems, data storage and retrieval, biotechnology and medical, and environmental.

(small solid bullet) The Portfolio offers investors significant growth potential because it invests in companies that may be responsible for breakthrough products or technologies or are positioned to take advantage of cutting-edge developments.

(small solid bullet) The Portfolio's holdings may range from small companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing and marketing scientific advances.

   (small solid bullet) Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology issues.

STRONG

DISCOVERY FUND II

OBJECTIVE AND STRATEGY

(small solid bullet) Discovery Fund II seeks capital growth.

(small solid bullet) The Fund invests in securities that the Adviser believes represent attractive growth opportunities.

(small solid bullet) The Fund normally emphasizes equity securities, although it has the flexibility to invest in any type of security that the Adviser believes has the potential for capital appreciation.

(small solid bullet) The Fund may invest up to 100% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

(small solid bullet) The Fund may also invest up to 100% of its assets in debt obligations, including intermediate-to-long term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment-grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.

(small solid bullet) When the Adviser determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities.

(small solid bullet) The Fund may also invest up to 25% of its net assets in foreign securities, including both direct investments and investments made through depository receipts.

(small solid bullet) The Adviser attempts to identify companies that are poised for accelerated earnings growth due to innovative products or services, new management, or favorable economic or market cycles. These companies may be small, unseasoned firms in early stages of development, or they may be mature organizations.

   MID CAP     GROWTH FUND II (FORMERLY GROWTH FUND II)

OBJECTIVE AND STRATEGY

(small solid bullet)    Mid Cap     Growth Fund II seeks capital
growth    through investments in mid-sized companies    .

(small solid bullet) The Fund invests primarily in equity securities that the Adviser believes have above-average growth prospects.

(small solid bullet) Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

(small solid bullet) While the emphasis of the Fund is clearly on equity securities, the Fund may invest a limited portion of its assets in debt obligations when the Adviser perceives that they are more attractive than stocks on a long-term basis.

(small solid bullet) The Fund may invest up to 35% of its total assets in debt obligations, including intermediate-to-long term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.

(small solid bullet) When the Adviser determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities.

(small solid bullet) The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts.

(small solid bullet) The Fund generally will invest in    mid-sized
    companies whose earnings are believed to be in a relatively strong growth trend, and, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued.

(small solid bullet) In identifying companies with favorable growth prospects, the Adviser ordinarily looks to certain characteristics, such as (a) prospects for above-average sales and earnings growth; (b) high return on invested capital; (c) overall financial strength, including sound financial and accounting policies and a strong balance sheet; (d) competitive advantages, including innovative products and services; (e) effective research, product development and marketing; and (f) stable, capable management.

OPPORTUNITY FUND II

OBJECTIVE AND STRATEGY

(small solid bullet) Opportunity Fund II seeks capital growth.

(small solid bullet) The Fund invests primarily in equity securities and currently emphasizes investments in medium-sized companies the Adviser believes are under-researched and attractively valued.

(small solid bullet) The Fund will invest at least 70% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

(small solid bullet) Under normal market conditions, the Fund expects to be fully invested in equities.

(small solid bullet) The Fund may, however, invest up to 30% of its net assets in debt obligations, including intermediate- to long-term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.

(small solid bullet) When the Adviser determines that market conditions warrant a temporary defensive position, it may use that allowance to invest up to 30% of its net assets in cash and short-term fixed-income securities.

(small solid bullet) The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts.

(small solid bullet) In selecting its equity investments, the Adviser seeks to identify attractive investment opportunities that have not become widely recognized by other stock analysts or the financial press. Through first-hand research that often includes on-site visits with the leaders of companies, the Adviser looks for companies with fundamental value or growth potential that is not yet reflected in their current market prices. In many cases, companies in the small- and medium-capitalization markets are under-followed and, as a result, less efficiently priced than their larger, better known counterparts.

(small solid bullet) The Fund's investments are therefore likely to consist, in part, of securities in small- and medium-sized companies. Many of these companies may have successfully emerged from the start-up phase and have potential for future growth. Because of their longer track records and more seasoned management, they generally pose less investment uncertainty than do the smallest companies. In general, smaller-capitalization companies often involve greater risks than investments in established companies.

WARBURG PINCUS

INTERNATIONAL EQUITY PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital appreciation.

(small solid bullet) The Portfolio pursues its investment objective by investing in equity securities of companies located or conducting business outside the United States.

(small solid bullet) The Portfolio will ordinarily invest substantially all of its assets in common stocks, warrants and securities convertible into or exchangeable for common stocks, and will generally invest in at least three countries other than the United States.

(small solid bullet) The Portfolio intends to be widely diversified across securities of many corporations located in a number of foreign countries, but from time to time may invest a significant portion of its assets in a single country.

(small solid bullet) Although the Portfolio emphasizes developed countries, it may also invest in emerging markets.

(small solid bullet) In choosing equity securities, the Portfolio managers look for companies of any size whose securities appear to be discounted relative to earnings, assets, or projected growth. The Portfolio managers determine value based on research and analysis, taking all relevant factors into account.

(small solid bullet) The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

RISK. In addition to risks associated with equity securities, international investment entails special risk considerations including currency fluctuations, lower liquidity, economic instability, political uncertainty, and differences in accounting methods.

POST-VENTURE CAPITAL PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) Post-Venture Capital Portfolio seeks long-term growth of capital.

(small solid bullet) The Portfolio pursues an aggressive investment strategy by investing primarily in equity securities of U.S. companies considered to be in their post-venture capital stage of development.

(small solid bullet) Under normal market conditions, the Portfolio will invest up to at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is a company that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. In addition, the investment of venture capital financing, distribution of such company's securities to venture capital investors, or initial public offering ("IPO"), will have been made within ten years prior to the Portfolio's purchase of the company's securities.

(small solid bullet) Up to 10% of the Portfolio's assets may be invested in private equity portfolios that invest in venture capital companies.

(small solid bullet)    A portion of     of the Portfolio's assets may
be invested in assets of companies expected to experience "special situations," such as mergers or reorganizations.

(small solid bullet) Up to 20% of the Portfolio's assets may be invested in foreign securities.

RISK. The main risks associated with the portfolio include risks associated with equity securities, particularly small, start-up and special-situation companies. The Portfolio employs aggressive strategies and may not be appropriate for all investors.

SMALL COMPANY GROWTH PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks capital growth by investing primarily in equity securities of small sized U.S. companies that represent attractive opportunities for capital growth.

(small solid bullet) The Portfolio considers a "small" company to be one that has a market capitalization, measured at the time the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. As of January 31, 1998, the Russell 2000 Index included companies with market capitalizations between $23.7 million and $2.7 billion. Companies that outgrow the definition of small company after the Portfolio has purchased its securities continue to be considered small for purposes of the Portfolio's investment policies.

(small solid bullet) Small companies may (1) still be in the development stage, (2) be older companies that appear to be entering a new stage of growth, or (3) be companies providing products or services with a high unit volume growth rate.

(small solid bullet) The Portfolio may also invest in securities of emerging growth companies, which can be either small- or medium-sized companies that have passed their start up phase and that show positive earnings and prospects of achieving significant profit and gain in a relatively short period of time.

(small solid bullet) Emerging growth companies generally stand to benefit from new products or services, technological developments or changes in management and other factors and include smaller companies experiencing unusual developments affecting their market value.

(small solid bullet) T   he Portfolio is non-diversified and may
i    nvest a greater portion of its assets in the    securities of a
smaller number of issuers.

RISK. The Portfolio's main risks are the risks associated with equity securities, particularly small, start-up, and special-situation
companies.    The Portfolio may be subject to volatility resulting
from its non-diversified status.

FUNDS' AVAILABILITY TO SEPARATE ACCOUNTS

Shares of the Funds may also be sold to a variable life separate account of Empire Fidelity Investments Life and to variable annuity and variable life separate accounts of other affiliated and unaffiliated insurance companies. For a discussion of the possible consequences associated with having the Funds available to such other separate accounts, see RESOLVING MATERIAL CONFLICTS on page 48.

THE INVESTMENT ADVISERS

FIDELITY

The investment Adviser for the Fidelity Funds is Fidelity Management & Research Company, a registered adviser under the investment Advisers Act of 1940. Fidelity Management & Research Company is the original Fidelity company and was founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related support
facilities. As of December 31, 199   8    , it advised funds having
more than 3   9     million shareholder accounts with a total value of
more than $6   94     billion. The portfolios of the Fidelity Funds,
as part of their operating expenses, pay an investment management fee to Fidelity Management & Research Company. These fees are part of the Funds' expenses. See the prospectuses for the Funds for discussions of the Funds' expenses. Fidelity Investments Money Management, Inc.
(FIMM), a subsid   i    ary of FMR, chooses investments for Money
Market Port   f    olio and Investment Grade Bond Portfolio. FIMM will
choose certain types of investments for Asset Manager, Asset Manager:
Growth, and Balanced Portfolios. Foreign affiliates of FMR may help choose investments for some of the Funds. BT is a wholly-owned subsidiary of Bankers Trust Corporation (formerly Bankers Trust New
York Corporation). BT currently serves as sub-adviser    and custodian
for the     Index 500 Portfolio   . BT chooses Index 500 Porfolio's
investments and places orders to buy, sell, and lend the fund's investments.

MORGAN STANLEY DEAN WITTER    INVESTMENT MANAGEMENT INC.

The investment Adviser for the Morgan Stanley    Dean Witter
    Universal Funds, Inc. is Morgan Stanley Dean Witter Investment Management, Inc., a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., which is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. MSDW Investment Management, a registered Investment Adviser under the Investment Advisers Act of 1940, as amended, serves as investment Adviser to numerous open-end and closed-end investment companies, as well as to employee benefit plans, endowment funds, foundations and other institutional investors. MSDW Investment Management's principal business office is located at 1221 Avenue of the Americas, New York, New York 10020.

PBHG

The investment Adviser for the PBHG Insurance Series Fund, Inc. is Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"), a professional investment management firm and registered investment Adviser that, along with its predecessors, has been in business since 1982. The controlling shareholder of Pilgrim Baxter is United Asset Management Corporation ("UAM"), a New York stock exchange listed holding company principally engaged through affiliated firms, in providing institutional investments management services and acquiring institutional investment management firms. UAM's headquarters are located at One International Place, Boston, Massachusetts 02110. The principal business address of the Adviser is 825 Dupertail Road, Wayne, Pennsylvania 19087. Pilgrim Baxter Value Investors, Inc., the Sub-Adviser, is a wholly owned subsidiary of Pilgrim Baxter and is a registered investment Adviser that was formed in 1940. As with the Adviser, the controlling shareholder of the Sub-Adviser is UAM. The principal business address of the Sub-Adviser is 825 Dupertail Road, Wayne, Pennsylvania 19087.

STRONG

The investment Adviser for the Strong Funds is Strong Capital Management, Inc. The Adviser began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans, as well as mutual funds, several of which are funding vehicles for variable insurance products. The Adviser's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong, the Chairman of the Board of the Fund, is the controlling shareholder of the Adviser.

WARBURG PINCUS

The investment Adviser for the Warburg Pincus Funds is Warburg Pincus Asset Management, Inc. Incorporated in 1970, Warburg Pincus is
indirectly controlled by Warburg, Pincus & Co.("WP&Co."),    with
    which Warburg G.P. has no business other than being a holding company of Warburg Pincus and its affiliates. Lionel I. Pincus, the managing partner of WP&Co., may be deemed to control both WP&Co. and Warburg Pincus. Warburg Pincus' address is 466 Lexington Avenue, New York, New York 10017-3147.

On February 15, 1999, WP & Co. and Credit Suisse Group announced that they reached an agreement for Credit Suisse Group to acquire Warburg Pincus. It is expected that Warburg Pincus will be combined with Credit Suisse Asset Management (New York), the institutional asset management and mutual fund arm of Credit Suisse Group. As of December 31, 1998, Credit Suisse Asset Management had global assets under management of $210 billion. Under the terms of the arrangement, no immediate changes are planned to Warburg's investment portfolio managers and investment professionals.

IMPORTANT

You will find more complete information about the Funds, including the risks associated with each portfolio, in their respective prospectuses. You should read them in conjunction with this prospectus.

FACTS ABOUT THE CONTRACT

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on (1) a non-qualified basis ("Non-qualified Contracts"), and (2) as Individual Retirement Annuities ("IRAs") that qualify for special Federal income tax treatment ("Qualified Contracts").

(small solid bullet) Generally, you may purchase a Qualified Contract only in connection with a "rollover" of funds from a qualified plan, tax sheltered annuity, or IRA. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See TAX CONSIDERATIONS on page 46.

(small solid bullet) To purchase a Non-qualified Contract, you must make a purchase payment of at least $2,500 and complete an application form. The proposed Annuitant must be no older than 80 years old (for Contracts purchased through a 1035 exchange, the Annuitant must be no older than 85 years old).

(small solid bullet) APPLICATION AND INITIAL PURCHASE PAYMENTS

If we can accept your application and initial purchase payment in the form received, we will apply the payment to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that we credit the payment and issue your Contract is called the Contract Date.

If we receive an incomplete application, we will request the information necessary to complete the application. Once we receive the completed application, we will apply the initial payment to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.

(small solid bullet) ADDITIONAL PAYMENTS TO CONTRACTS

You may add money to a NON-QUALIFIED CONTRACT during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250.

You may make additional payments to a QUALIFIED CONTRACT of additional rollover contributions from a qualified plan, tax sheltered annuity, or IRA. See TAX CONSIDERATIONS on page 46. The smallest such payment we will accept is generally $2,500.

   You may make a telephone request to add an additional payment to the Contract from either your Fidelity Mutual Fund or Brokerage "core" account. Additional payment requests by telephone are currently limited to $100,000 or less with the transfer coming from identical registrations.

We will credit net purchase payments allocated to the variable Subaccounts to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See ACCUMULATION UNITS on page 40. We will credit net purchase payments allocated to the Guaranteed Account to your Contract as of the date the payment is received at our Annuity Service Center.
See THE GUARANTEED ACCOUNT on page    45    .

We may limit the maximum amount of initial or subsequent payments that we will accept.

FREE LOOK PRIVILEGE

You may return your Contract for a refund within 30 days after you receive it (the "free look period"). If you choose not to retain your Contract, return it to our Annuity Service Center or any authorized representative of Empire Fidelity Investments Life within the free look period. We will cancel the Contract and refund promptly your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account. If you are replacing an existing insurance product with the Contract and you choose not to retain your Contract, it is considered a surrender and any gain since you first purchased your old Contract is taxable.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

We will direct the portion of your net purchase payment allocated to the Variable Account in the variable Subaccounts according to the instructions on your application, based on the next computed respective Accumulation Unit Values of the Subaccounts following receipt of your payment at the Annuity Service Center. If you elect to invest in a particular investment option, you must allocate at least 10% of your purchase payment to that option. All percentage allocations must be in whole numbers.

On the date we receive your payment at the Annuity Service Center, we will credit the portion of your net purchase payments allocated to the Guaranteed Account. Prior to the Annuity Date, you generally may not allocate more than $100,000 (including transfers) to the Guaranteed Account during any one Contract Year. We reserve the right to limit amounts allocated (including transfers) to the Guaranteed Account to $50,000 per Contract Year.

(small solid bullet)    EXCHANGE     AMONG VARIABLE SUBACCOUNTS

You may currently    exchange     amounts among    the     variable
Subaccounts before the Annuity Date as often as you wish without
charge. However, excessive    exchange     activity can disrupt
portfolio management strategy and increase portfolio expenses, which are borne by all Contract Owners participating in the portfolio
regardless of their    exchange     activity. Therefore, we reserve
the right to limit the number of    exchanges     permitted, but not
to fewer than six per Contract Year. Empire Fidelity Investments Life also reserves the right to charge no more than $15 for each
   exchange     in excess of six per Contract Year. Currently there is
no such charge.

The request may be in terms of dollars, such as a request to
   exchange     $5,000 from one Subaccount to another, or may be in
terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you
may    exchange     is $250 or, if less, the entire portion of your
Contract Value allocated to a particular Subaccount. You may
   exchange     amounts or change your investment allocation with
respect to future payments by providing the Annuity Service Center
with instructions in writing or by telephone   , or, when available at
a future date, on our Internet web site. If your instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions.

(small solid bullet) TRANSACTIONS BY TELEPHONE    OR INTERNET
(AVAILABLE AT A FUTURE DATE)

Empire Fidelity Investments Life reserves the right to revise or
terminate the telephone    or Internet     exchange provisions, limit
the amount of or reject any exchange, as deemed necessary, at any
time. We will limit telephone   /Internet     exchange authorizations
to    a combined total of     eighteen per calendar year.    After
this total is reached, you will only be permitted to complete
exchanges in writing.     We will not accept exchange requests via
fax.

We will not be responsible for any losses resulting from unauthorized
telephone    or Internet exchanges     if we follow reasonable
procedures designed to verify the identity of the caller    or
Internet user    . We may record calls. You should verify the accuracy
of your confirmation statements immediately after you receive them.

(small solid bullet) USE OF MARKET TIMING SERVICES

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of
perceived market trends. Because the large    exchange     of assets
associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

(small solid bullet) EFFECTIVE DATE OF    EXCHANGES     AMONG VARIABLE
SUBACCOUNTS

When you request a   n exchange     between variable Subaccounts, the
redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making a   n exchange     to a Subaccount
which invests in a portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2)
the Subaccount from which the    exchange     is being made is
investing in an equity portfolio in an illiquid position due to
substantial redemptions or    exchanges     that require it to sell
portfolio securities in order to make funds available, then the
crediting of the amount    exchanged     to the new Subaccount may be
delayed. This delay will be until the Subaccount from which the
   exchange     is being made obtains liquidity through the earliest
of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no
longer than seven days. During this period, the amount    exchanged
    will be uninvested.

(small solid bullet) GUARANTEED ACCOUNT TRANSFERS

You may currently transfer amounts from the variable Subaccounts to the Guaranteed Account before the Annuity Date as often as you wish (with one exception described below) without charge. The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the investment options, the percentages must be in whole numbers.

The amount that may be transferred from the Guaranteed Account will be determined by us, at our sole discretion, but will not be less than 25% of the amount invested in the Guaranteed Account. When the maximum amount is less than $1000, we permit a transfer of up to $1000. You may make one transfer out of the Guaranteed Account during each Contract Year. We do not permit a transfer into the Guaranteed Account during the 12 months following a transfer out of the Guaranteed Account.

When you withdraw or transfer amounts out of the Guaranteed Account, the amounts that have been credited to the Guaranteed Account for the shortest time are withdrawn first. At the end of the current renewal
interest guarantee period, January 31,    2000,     the amount that
may be transferred for the month of February will be declared and will not be less than the minimums specified above. See THE GUARANTEED ACCOUNT on page 47.

(small solid bullet) IMPORTANT

The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation
of    the     Contract Value in light of market conditions and your
financial objectives.    Exchanges or t    ransfers after the Annuity
Date are subject to different limitations. See FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS on page 45.

ACCUMULATION UNITS

When you allocate your net purchase payments to a selected variable Subaccount, we credit a particular number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

We determine the number of Accumulation Units credited by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e. each day that there is trading on the New York
Stock Exchange) with the    Total     Return of the Subaccount. The
   Total     Return reflects the investment performance of the
Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See TOTAL RETURN FOR A SUBACCOUNT on page 50.

WITHDRAWALS

You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more.

   You may request a partial withdrawal by telephone. Withdrawals by telephone are limited to the following criteria: 1) withdrawals of $500 to $25,000 with no more than $25,000 dollars being withdrawn during a seven day period; 2) for Contracts that have had an address change in the last 30 days, the limit is $10,000; and 3) the check must be made payable to all registered Owners. You may request to have the money wired to your Fidelity Mutual fund or Brokerage account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations.

   Certain withdrawals, however, are subject to a penalty tax. See TAX CONSIDERATIONS on page 48. You may not make a partial withdrawal that, including the appropriate withdrawal charge, would reduce your Contract Value to less than $2,500. Partial withdrawals (plus any applicable withdrawal charge) will be taken from your Contract Value invested in the Variable Account.

If the total withdrawal amount exceeds your Contract Value invested in the Variable Account, we will deduct the excess from the Guaranteed Account. Unless you request otherwise, the amount deducted from the
Variable Account will be allocated    to     the variable Subaccounts
in the same proportion as the value in each bears to the Variable Account Contract Value on the date of the partial withdrawal.

We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Guaranteed Account under any circumstances for not more than six months. See POSTPONEMENT OF PAYMENT on page 50.

(small solid bullet) SYSTEMATIC WITHDRAWALS

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Subaccounts at the time of each withdrawal. If the systematic withdrawal amount exceeds your Contract Value invested in the Variable Account, the excess will be deducted from the Guaranteed Account. The withdrawal charge may also apply to systematic withdrawals as set forth in the WITHDRAWAL CHARGE section on page 44. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to Federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

SIGNATURE GUARANTEE

A signature guarantee is designed to protect you and Empire Fidelity Investments Life from fraud. Disbursement requests must include a signature guarantee if any of the following situations apply:

1. Your Contract registration has changed within the last 30 days.

2. You wish to withdraw more than $25,000.

3. The check is being mailed to a different address than the one on your Contract (record address).

4. The check is made payable to someone other than the Owner.

5. The address of record on the Contract has changed in the past 30 days and the request is for $10,000 or more.

6. The proceeds are being wired to    or from     a Fidelity account
with different Owner(s) than your annuity Contract.

7. In other circumstances where we deem it necessary for    your
    protection (e.g. the signature does not resemble the signature we have on file).

You should be able to obtain a signature guarantee from a bank, broker dealer (including Fidelity Investor Centers), credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

CHARGES

The following are all the charges we make under your Contract.

1. PREMIUM TAXES. In general, we do not currently deduct any amount from your payments for premium taxes. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payments and we reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.

2. FEDERAL INCOME TAXES. We reserve the right to deduct a charge for the purpose of recovering a portion of our Federal income tax expense that is determined solely from the amount of premiums received. No such charge is currently being deducted. Therefore, we currently allocate the entire amount of your purchase payments to the investment options you select.

3. ADMINISTRATIVE CHARGES. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, maintaining necessary systems and records, and providing reports. We seek to cover these expenses by two types of administrative charges: an annual maintenance charge and a daily administrative charge.

(small solid bullet) ANNUAL MAINTENANCE CHARGE. Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. However, we also reserve the right to assess this charge against all Contracts. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur.

Prior to the Annuity Date, we will deduct the annual maintenance charge from each investment option in proportion to the amount of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge when the Contract is surrendered.

(small solid bullet) DAILY ADMINISTRATIVE CHARGE. Each day, we deduct from the assets of the Subaccounts, but not the Guaranteed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. We guarantee to never increase this charge above an effective annual rate of 0.25%.

4. MORTALITY AND EXPENSE RISK CHARGE. We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of 0.75%. As with the daily administrative charge, this charge does not apply to the Guaranteed Account. We guarantee to never increase this charge above an effective annual rate of 0.75%.

For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the last surviving Annuitant dies prior to the Annuity Date and prior
to age    85    . This Death Benefit may be greater than the Contract
Value. See DEATH BENEFIT on page 46. The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

   ADDITIONAL MORTALITY RISK CHARGE.     We may offer the Owner the
opportunity to elect a Death Benefit    R    ider. If th   e Rider
is elected by the Owner, we will deduct a mortality charge once each quarter. The amount of the charge for each quarter will not exceed 0.10% of the Contract Value on the date of the quarterly charge. There will be no charges made once the Annuitant reaches their 85th birthday.

5. WITHDRAWAL CHARGE. We do not assess any sales charge if you keep your Contract in force for more than five years. If you surrender your Contract within the first five Contract Years, we will reduce the amount payable to you by a withdrawal charge (i.e. a contingent deferred sales charge) to compensate us for the expenses of selling and distributing the Contracts. In addition, we will impose a withdrawal charge for sales expenses on certain partial withdrawals during the first five Contract Years. We do not assess any withdrawal charge on the death of the Owner or Annuitant. We currently assess a withdrawal charge upon annuitization if the Contract has been in existence for less than one year.

Bearing this in mind, the Contract should be viewed as a long-term investment and insurance product. You may surrender the Contract without any withdrawal charges for thirty days after notification is mailed to you of any of the following events: (1) the renewal interest rate on any portion of your Contract Value allocated to the Guaranteed Account decreased by more than 1% from the expiring interest rate; (2) the maintenance charge is increased above the amount shown in the Contract at issue; or (3) the maintenance charge is imposed on your Contract as a result of a change in practice.

There is no withdrawal charge if you withdraw the value of your Contract in whole or in part after five Contract Years. In addition, during the first five Contract Years, no withdrawal charge is assessed against total withdrawals in each Contract Year of an amount up to 10% of your total purchase payments as of the date of withdrawal. For this purpose, "total purchase payments" refers to all purchase payments made less any amounts previously withdrawn that were subject to a withdrawal charge.

When a partial or full withdrawal is made within the first five
Contract Years, the amount of purchase payments withdrawn from your Contract Value (less any amount entitled to the 10% exception) will be subject to a withdrawal charge for sales expenses as follows:

Contract Year  Withdrawal Charge As
               Percentage of Amount of
               Purchase Payments Withdrawn

1              5%

2              4%

3              3%

4              2%

5              1%

6 and later    0%

For purposes of determining this withdrawal charge, any amount you withdraw in excess of amounts entitled to the 10% exception will be considered as a withdrawal of purchase payments until you have withdrawn an amount equal to all your payments. Amounts withdrawn after an amount equal to your aggregate purchase payments has been withdrawn are considered to be withdrawals of investment earnings and are not subject to any withdrawal charge.

Additional purchase payments during the first five Contract Years will increase the dollar amount of the potential withdrawal charge by increasing the amount of payments that may be withdrawn while the withdrawal charge is in effect. Additional payments do not, however, cause the schedule of possible withdrawal charges to start over again. For example, if an additional payment is made during the fifth Contract Year and withdrawn later during that same year, it and all payments withdrawn that year will be subject to a 1% withdrawal charge. Additional payments after the fifth Contract Year will not be subject to any possible withdrawal charge.

Free withdrawals are not cumulative. For example, let us assume that you (1) make an initial purchase payment of $10,000; (2) make no withdrawals during the first Contract Year; (3) make no additional purchase payments; and (4) make a withdrawal of $1,500 in the second Contract Year. Given this example, $1,000 would be free from a withdrawal charge, but $500 would be subject to a withdrawal charge.

We will waive the withdrawal charge during the free look period if (a) you purchased your contract (1) by exchanging another annuity contract or life insurance policy, or (2) by trustee to trustee transfer or direct rollover from an IRA or other qualified plan, and (b) (1) you are exchanging the Contract for another annuity contract, or (2) you are making a trustee to trustee transfer or direct rollover of the money in a Qualified Contract to another IRA or a qualified plan.

Under certain circumstances, we may waive the withdrawal charge for certain Owners who have previously exchanged out of a Retirement
Reserves Contract and have since purchased a Retirement Reserves
Contract through a 1035 exchange.

Since the Contract is intended to be long-term, we expect that the withdrawal charge will not be sufficient to cover our expenses in selling the Contracts. To the extent that the withdrawal charges are not sufficient, we will pay these expenses from our general assets. These assets may include proceeds from the mortality and expense risk charge described above.

Subject to regulatory approval, we intend to begin to eliminate the
withdrawal charge during the next    sixteen     months. Elimination
would be effective on the first Contract Anniversary after we send you notice of the change. We will send you notice on a date determined by us, but not before (1) the insurance department of the state in which the Contract was issued has approved the elimination, and (2) similar approvals have been granted by substantially all other states. We will not send you notification of elimination of the withdrawal charge if you have owned your Contract for more than five years, since the withdrawal charge will have already expired.

6.    EXCHANGE     CHARGE. We reserve the right to charge no more than
$15.00 for each transfer in excess of 6 per Contract Year.

7. FUNDS' EXPENSES. The expenses and charges incurred by the Funds are described in their respective prospectuses.

8. OTHER TAXES. We reserve the right to charge for certain taxes
(other than premium taxes) that we may have to pay. See EMPIRE
FIDELITY INVESTMENTS LIFE'S TAXES on page 52.

DEATH BENEFIT

If the last surviving Annuitant dies prior to the Annuity Date, we will, upon receipt of proof of death at the Annuity Service Center, pay a Death Benefit to the Annuitant's Beneficiary you have designated. If the death of the last surviving Annuitant occurs on or before his or her 85th birthday, the Death Benefit will equal the greater of: (1) the purchase payments paid, less any partial
withdrawals and charges thereon;    or     (2) the Contract Value as
of the end of the Valuation Period in which proof of death is received at our Annuity Service Center. If the death of the last surviving Annuitant occurs after his or her 85th birthday, the Death Benefit will equal the Contract Value as of the end of the Valuation Period in which proof of death is received at our Annuity Service Center.

No withdrawal charge is made in connection with the payment of a Death Benefit. The Death Benefit may be paid in a single sum or applied under a fixed, variable, or combination annuity.

If you have not selected an annuity income option and the death of the last surviving Annuitant occurs prior to the Annuity Date, the Annuitant's Beneficiary may choose an available annuity income option for the Death Benefit.

Upon regulatory approval, we will offer a one time opportunity to purchase an optional Death Benefit Rider, and if elected, the Death Benefit will be the benefit described above or the enhanced death
benefit    described     below, whichever is greater.

The enhanced death benefit is the highest Contract Value on any Contract Anniversary, on or after the Contract Anniversary when this Rider is added to the Contract and before the Annuitant reaches age 80, plus any purchase payments received by the company after such Contract Anniversary, reduced for any withdrawals after such Contract Anniversary as described in the next sentence. Any withdrawals after such Contract Anniversary will reduce the amount otherwise payable under this paragraph proportionately to the reduction in the Contract Value caused by the withdrawal.

For Contracts with net purchase payments greater than $4 million, this value can never exceed the amount calculated above, multiplied by $4 million, divided by the net purchase payments.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by the Company at the Annuity Service Center.

   If the Rider is available when the Owner submits an application for the Contract, the Owner must choose at that time whether or not to purchase the Death Benefit Rider. There will be a charge for the Death Benefit Rider, as described on page .

The Owner may elect to terminate the Death Benefit rider by providing advance written notice to the company. Termination will be effective as of the date the next charge is scheduled after the company receives such notice at the Annuity Service Center.

REQUIRED DISTRIBUTIONS UPON DEATH

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within 5 years after the death of the Owner (including any Owner who is also the Annuitant). However, this requirement does not apply if (1) the entire interest is payable over the lifetime (or over a period not extending beyond the life expectancy) by electing within 60 days of the date of death with distributions beginning within one year of the date of death; or (2) the Owner's spouse is the recipient, in which case the spouse may elect to continue the Contract and become the Owner.

If the Owner is a trust or other "non-natural person" and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the Owner was a living person who died prior to the Annuity Date.

If the Contract is owned jointly and either Owner dies before the Annuity Date, we will upon receipt of proof of death at the Annuity Service Center, pay the Contract Value to the surviving Owner. If prior to the Annuity Date either Owner dies and the deceased Owner is also the last surviving Annuitant, the entire interest will be paid to the Annuitant's Beneficiary.

The rules regarding required distributions after the Owner's death are described in the Statement of Additional Information. We intend to administer the Contracts to comply with Federal tax law.

ANNUITY DATE

When your Contract is issued, it will generally provide for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. You may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 90th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

SELECTION OF ANNUITY INCOME OPTIONS

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date.

If you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed. The Contract Value allocated to the Guaranteed Account, less any applicable taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any applicable taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Option No. 3 under TYPES OF ANNUITY INCOME OPTIONS on page 49.

FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS

You may elect to have annuity income payments made on a FIXED basis, a VARIABLE basis, or a COMBINATION OF BOTH.
(small solid bullet) FIXED ANNUITY INCOME PAYMENTS

If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, we will transfer your Contract Value to the Guaranteed Account. The annuity income payments will be fixed in amount and duration by (1) the fixed annuity provisions selected, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) the then current interest rates used to determine fixed annuity income payments. In no event will the interest rate be less than 3.5%.

(small solid bullet) VARIABLE ANNUITY INCOME PAYMENTS

If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) an assumed annual investment return of 3.5% (unless we also offer an alternative assumed investment return on the Annuity Date and you select that alternative).

We calculate all subsequent variable annuity income payments based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the
calculation of Annuity Unit Values is the assumption that the    Total
    Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity
Unit Value will not change if the daily    Total     Return of the
Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the
Subaccount Annuity Unit Value will increase; if the    Total
    Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable annuity income payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

(small solid bullet) COMBINATION FIXED AND VARIABLE ANNUITY INCOME
PAYMENTS

If you select a combination annuity, your Contract Value will be split between the Guaranteed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

(small solid bullet) IMPORTANT

After the Annuity Date, transfers between the Variable Account and the
Guaranteed Account are not permitted.    Exchanges     among the
variable Subaccounts, however, are permitted subject to some
limitations. See    EXCHANGES     AMONG SUBACCOUNTS AFTER THE ANNUITY
DATE in the Statement of Additional Information.

TYPES OF ANNUITY INCOME OPTIONS

The Contract provides for three types of annuity income options. All
are available on a FIXED, VARIABLE   ,     or COMBINATION basis. You
may not select more than one option. If your Contract Value would provide less than $20 of monthly income, we may pay the proceeds in a single sum rather than pursuant to the selected option. In addition, we may require that annuity income payments be made entirely on a fixed basis, if the amount to be applied on a variable basis would provide an initial monthly income of less than $50.

1. LIFE ANNUITY. We will make annuity income payments monthly during the Annuitant's lifetime ceasing with the last income payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly income payments.

2. JOINT AND SURVIVOR ANNUITY. Under this option we will provide monthly annuity income payments during the joint lifetimes of the Annuitant, a designated second person , and during the lifetime of the survivor. There are some limitations on the use of this option for Qualified Contracts. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3. LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED. Under this option we provide monthly annuity income payments during the lifetime of the Annuitant, and in any event, for one hundred twenty
(120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period may not exceed the life expectancy of the Annuitant.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Annuitant's Beneficiary during the remaining months of the term selected. However, the Annuitant's Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of the Annuitant's Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Annuitant's Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Annuitant's Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Annuitant's Beneficiary is received at the Annuity Service Center.

(small solid bullet) You may choose to have annuity income payments made on a monthly basis or at another frequency such as quarterly,
semi-annually   ,     or annually. In addition to the annuity income
options provided for in the Contracts, other annuity income options may be made available by the Company.

REPORTS TO OWNERS
During the Accumulation period, four times each Contract Year, we will send you a statement of your Contract Value and any other information required by state law, including a summary of all transactions since the preceding quarterly statement.

You should verify the accuracy of your transaction confirmations and
monthly sta   t    ements immediately after you receive them.
Information contained on transaction co   n    firmations and account
statements is conclusive    unless you object in writing within five
and ten days, respectively.

In addition, we will send you semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

THE GUARANTEED ACCOUNT

BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GUARANTEED ACCOUNT OPTION UNDER THE CONTRACT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 AND THE GENERAL ACCOUNT HAS NOT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. ACCORDINGLY, INTERESTS IN THE GUARANTEED ACCOUNT OPTION ARE NOT SUBJECT TO THE PROVISIONS OF THOSE ACTS, AND EMPIRE FIDELITY INVESTMENTS LIFE HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS RELATING TO THE GUARANTEED ACCOUNT OPTION. DISCLOSURES REGARDING THE GUARANTEED ACCOUNT OPTION MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

FACTS ABOUT THE GUARANTEED ACCOUNT

(small solid bullet) As noted earlier, you may allocate net purchase payments or transfer all or a part of your Contract Value to a fixed-rate investment option funded through and guaranteed by our general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account."

(small solid bullet) Funds in the Guaranteed Account do not fluctuate with the investment experience of our general account.

(small solid bullet) We guarantee that the portion of your Contract Value that is held in the Guaranteed Account will accrue interest daily at an annual rate that will never be less than 3.5%.

(small solid bullet) When a purchase payment is received or an amount is transferred into the Guaranteed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Guaranteed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Guaranteed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

MORE ABOUT THE CONTRACT

TAX CONSIDERATIONS

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of Federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for Federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. Additional guidance relating to this subject is expected in the near future. It is not clear what this guidance will provide or whether it will be prospective only. It is possible that when this guidance is issued the Contract may need to be modified to comply with it.

In addition, to qualify as an annuity for Federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of any Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

The individual situation of each Owner or Beneficiary will determine the Federal estate taxes and the state and local estate, inheritance and other taxes due if the Owner or the Annuitant dies.

QUALIFIED CONTRACTS

You may use the Contract as an individual retirement annuity. Under
Section 408(b) of the Code, eligible individuals may contribute to an individual retirement annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from another qualified plan, tax sheltered
annuity   ,     or IRA may be received tax-free if rolled over to an
IRA within 60 days of receipt. Because the Contract's minimum initial payment is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from another qualified plan, tax
sheltered annuity   ,     or IRA.

IN ADDITION, QUALIFIED CONTRACTS WILL NOT ACCEPT ANY SUBSEQUENT
CONTRIBUTIONS OTHER THAN ADDITIONAL ROLLOVER CONTRIBUTIONS FROM
ANOTHER QUALIFIED PLAN, TAX SHELTERED ANNUITY   ,     OR IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2) the Owner's interest in the Contract cannot be forfeitable; and

(3) annuity and death benefit payments must satisfy certain minimum distribution requirements. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

CONTRACT VALUES AND PROCEEDS

Under current law, you will not be taxed on increases in the value of your Contract until a DISTRIBUTION occurs.

(small solid bullet) A distribution may occur in the form of a withdrawal, death benefit payment, or payments under an annuity income option.

(small solid bullet) An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.

(small solid bullet) Additionally, a transfer of a Non-qualified
Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

(small solid bullet) The taxable portion of a distribution is generally taxed as ordinary income.

(small solid bullet) TAXES ON SURRENDER OF CONTRACT BEFORE ANNUITY INCOME PAYMENTS BEGIN

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For NON-QUALIFIED CONTRACTS, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For QUALIFIED CONTRACTS, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both QUALIFIED and NON-QUALIFIED CONTRACTS, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

(small solid bullet) TAXES ON PARTIAL WITHDRAWALS
Partial withdrawals under a NON-QUALIFIED CONTRACT are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income earned by your Contract has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time, unreduced by the withdrawal charge, exceeds your payments.

Partial withdrawals under a QUALIFIED CONTRACT are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a qualified Contract is zero, and the partial withdrawal will be fully taxed.

All annuity contracts issued by the same company (or an affiliated company) to the same contract owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a QUALIFIED CONTRACT, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one contract.

(small solid bullet) TAXES ON INCOME PAYMENTS

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For QUALIFIED CONTRACTS, the cost basis is generally zero and each annuity income payment is fully taxed.

(small solid bullet) 10% PENALTY TAX ON EARLY WITHDRAWALS OR
DISTRIBUTIONS

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1) distributions made to persons on or after age 59 1/2;

(2) distributions made after death of the Owner;

(3) distributions to a recipient who has become disabled;

(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; and

(5) in the case of QUALIFIED CONTRACTS, distributions received from the rollover of the Contract into another qualified contract or IRA.

(small solid bullet) OTHER TAX INFORMATION

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or death benefit distributions exceed actual distributions.

Penalty taxes also are imposed on aggregate distributions from specified retirement programs (including IRAs) in excess of a specified amount annually and in certain other circumstances.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant , or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

EMPIRE FIDELITY INVESTMENTS LIFE'S TAXES

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur Federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our Federal income taxes. We will periodically review the need for a charge to the Variable Account for company Federal income taxes. Such a charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. OWNER. As the Owner named in the application, you have the rights and privileges specified in the Contract.

Prior to the Annuity Date and during the lifetime of the Annuitant, you may change the Owner, Annuitant, or any beneficiary by notifying us in writing. The Annuitant may only be changed once. You may not, however, change the Owner or Annuitant of a QUALIFIED CONTRACT. A change in the Owner of a Non-qualified Contract will take effect on the date the request was signed, but it will not apply to any payments made by us before the request was received and recorded at the Annuity Service Center. On the Annuity Date, all of the Owner's rights pass to the Annuitant.

2. ANNUITANT'S BENEFICIARY. The Annuitant's Beneficiary is named on the application unless later changed. The Death Benefit will be paid to the Annuitant's Beneficiary upon the death of the last surviving Annuitant prior to the Annuity Date. If no Annuitant's Beneficiary survives, the Death Benefit will be paid to the Owner or the Owner's estate.

3. OWNER'S BENEFICIARY. The Owner's Beneficiary is named on the application unless later changed. The Contract Value will be paid to the joint Owner, if any, otherwise to the Owner's Beneficiary upon the death of any Owner (unless such Owner is also the last surviving Annuitant) prior to the Annuity Date. If no Owner's Beneficiary survives, the Contract Value will be paid to the Owner's estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant's Beneficiary. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

4. CONTINGENT ANNUITANT. Once prior to the Annuity Date, the Owner may name a Contingent Annuitant. If a Contingent Annuitant has been named, the Owner may remove either the Annuitant or the Contingent Annuitant. If the Contingent Annuitant dies or is removed, another Contingent Annuitant cannot be named. Upon the death (if the Annuitant is not an Owner) or removal of the Annuitant prior to the Annuity Date, the Contingent Annuitant, if any, becomes the Annuitant.

When a Contingent Annuitant becomes the Annuitant, we will change the Annuity Date to the later of the first day of the month immediately following the latest of the three following dates: (a) the Annuitant's 85th birthday; (b) the Contract's fifth anniversary; and (c) the date the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant cannot be named for QUALIFIED CONTRACTS or if a NON-QUALIFIED CONTRACT is owned by a non-natural person.

5. MISSTATEMENT OF AGE OR SEX. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

6. ASSIGNMENT. You may assign a NON-QUALIFIED CONTRACT at any time during the lifetime of the Annuitant and before the Annuity Date. See TAX CONSIDERATIONS on page . No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. Your rights and the rights of any Beneficiary will be affected by an assignment. We will not be responsible for the validity of any assignment. No assignment may be made of a QUALIFIED CONTRACT. An ASSIGNMENT is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

7. DIVIDENDS. Our variable annuity contracts are "non-participating." This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

SELLING THE CONTRACTS

Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc., affiliates of FMR Corp., our ultimate parent company, will distribute the Contracts. Fidelity Brokerage Services, Inc. is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Funds.

The principal business address of Fidelity Brokerage Services, Inc. and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. We pay Fidelity Insurance Agency, Inc. sales compensation of no more than 3% of payments received.

   AUTOMATIC DEDUCTION PLAN

   Under the automatic deduction plan ("Automatic Annuity Builder") you can make regular payments by pre-authorized transfers from a checking account. Your checking account must be at a banking institution which is a member of ACH (Automatic Clearing House). The minimum regular payment is $100. Transactions pursuant to an automatic deduction plan will be confirmed in your quarterly statement. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.

AVAILABILITY OF UNISEX

We base annuity income payments, in part, on the sex of the Annuitant. For certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, Federal law may require that annuity income payments be determined without regard to sex. A special endorsement to the Contract is available for this purpose. For questions regarding unisex requirements, you should consult with qualified counsel.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly dollar
amount    exchange    s from either the Money Market Subaccount or at
some future date, from the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts. Dollar
cost averaging    exchange    s are allowed from one Source Account
only and are not permitted to the Fixed Account. Dollar cost averaging
will not be allowed in conjunction with the    Automatic     Rebalance
feature described in this prospectus.

These monthly    exchange    s will take effect on the same day each
month. You may select any date from the 1st to the 28th as the date
   for     your dollar cost averaging    exchange    s (the
   Exchange     Date). If the New York Stock Exchange is not open on
your selected date in a particular month, the    exchange     will be
made at the close of the Valuation Period that includes the date you
selected. Your    exchange    s will continue until the balance in the
Source Account is exhausted or you notify us to cancel dollar cost averaging for your Contract.

The minimum monthly    exchange     allowed to any variable Subaccount
is $250.

Dollar cost averaging is available at no charge. Empire Fidelity
Investments Life reserves the right to modify or terminate the dollar cost averaging feature.

AUTOMATIC REBALANCING

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Empire Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the
rebalancing instruction form. These    exchange    s will be made on
the same day of each month. You may select any date from the 1st to
the 28th as the date    for     your automatic rebalancing
   exchange    s. If the New York Stock Exchange is not open on your
selected date in a particular month, the    exchange    s will be made
at the close of the Valuation Period that includes the date you
selected. Your    exchange    s will continue until you notify us to
cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing will be available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

(small solid bullet) You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.

POSTPONEMENT OF PAYMENT

(small solid bullet) In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.

(small solid bullet) We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death.

(small solid bullet) However, we may delay payment if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Contract Owners.

(small solid bullet) In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Guaranteed Account for not more than six months. If payment from the Guaranteed Account is delayed for more than 30 days or if less, the period required by law, it will be credited with interest from the date of withdrawal at a rate not less than 3.5% per year compounded annually or, if greater, the rate required by law.

MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable
Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

A Subaccount's Total Return depends on how the investments of the Subaccount perform. We determine the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.

VOTING RIGHTS

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under Federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment Adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The investment portfolios of the Fidelity Funds are available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish. Other Funds may be offered to qualified plans as well.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

PERFORMANCE

Performance information for the variable Subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the Funds and does not indicate or represent future performance.

(small solid bullet) TOTAL RETURNS are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in fund share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contract Owner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a maintenance charge or a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

(small solid bullet) A CUMULATIVE TOTAL RETURN reflects a Subaccount's performance over a stated period of time.

(small solid bullet) An AVERAGE ANNUAL TOTAL RETURN reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Subaccount's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

(small solid bullet) Some Subaccounts may also advertise YIELD. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load. The standard quotations of yield reflect the maintenance charge. Quotations of yield may also be shown that do not reflect the maintenance charge. The yield calculation will be higher under this method than under the standard method.

(small solid bullet) The MONEY MARKET SUBACCOUNT may advertise its CURRENT and EFFECTIVE YIELD. Current yield reflects the income generated by an investment in the Subaccount over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The INVESTMENT GRADE BOND, HIGH INCOME and EMERGING MARKETS DEBT SUBACCOUNTS may advertise a 30 DAY YIELD which reflects the income generated by an investment in the Subaccount over a 30 day period.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

APPENDIX A

Accumulation Unit Values
Empire Fidelity Investments Variable Annuity Account A
Condensed Financial Information

Money Market Subaccount


Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period

1998                15.98       16.72                     3,614,051

1997                15.30       15.98                     2,510,803

1996                14.66       15.30                     3,144,313

1995                13.99       14.66                     2,086,339

1994                13.55       13.99                     1,840,618

1993                13.26       13.55                     644,024

1992*               13.07       13.26                     458,774




* JUNE 3, 1992 TO DECEMBER 31, 1992

High Income Subaccount


Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period

1998    29.00               27.53                       854,157

1997    24.89               29.00                       868,993

1996    22.05               24.89                       820,013

1995    18.47               22.05                       605,822

1994    18.94               18.47                       413,916

1993    15.88               18.94                       315,623

1992*   14.95               15.88                       66,583




* JUNE 3, 1992 TO DECEMBER 31, 1992

Equity-Income Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    39.39                 43.62                     3,922,539

1997    31.05                 39.39                     4,666,312

1996    27.44                 31.05                     4,755,212

1995    20.52                 27.44                     4,481,146

1994    19.36                 20.52                     3,148,692

1993    16.54                 19.36                     2,020,649

1992*   15.33                 16.54                     516,594



* JUNE 3, 1992 TO DECEMBER 31, 1992

Growth Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Unit
Beginning of Period         End of Period               at End of Period

1998    42.76                59.17                       2,171,438

1997    34.97                42.76                       2,229,721

1996    30.80                34.97                       2,503,391

1995    22.98                30.80                       2,004,576

1994    23.22                22.98                       1,448,467

1993    19.64                23.22                       938,534

1992*   17.67                19.64                       300,602




* JUNE 3, 1992 TO DECEMBER 31, 1992

Overseas Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    23.52                 26.31                           967,204

1997    21.30                 23.52                           1,059,560

1996    19.00                 21.30                           1,151,640

1995    17.50                 19.00                           930,291

1994    17.37                 17.50                           1,472,775

1993    12.79                 17.37                           863,085

1992*   15.42                 12.79                           57,728



* JUNE 3, 1992 TO DECEMBER 31, 1992

Investment Grade Bond Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    18.75               20.24                         986,932

1997    17.36               18.75                         442,121

1996    16.99               17.36                         382,801

1995    14.63               16.99                         358,773

1994    15.35               14.63                         270,642

1993    13.98               15.35                         346,042

1992*   13.40               13.98                         184,492



* JUNE 3, 1992 TO DECEMBER 31, 1992

Asset Manager Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Unit
Beginning of Period         End of Period               at End of Period


1998    24.80                28.30                       3,305,949

1997    20.76                24.80                       3,604,315

1996    18.29                20.76                       3,900,514

1995    15.80                18.29                       4,435,615

1994    16.99                15.80                       6,284,783

1993    14.18                16.99                       5,376,522

1992*   13.47                14.18                       1,765,922



* JUNE 3, 1992 TO DECEMBER 31, 1992

Index 500 Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    24.83               31.60                            3,273,507

1997    18.90               24.83                            3,001,334

1996    15.54               18.90                            1,887,371

1995    11.44               15.54                            802,405

1994    11.44               11.44                            210,179

1993    10.53               11.44                            166,568

1992*   10.17               10.53                            57,596



* NOVEMBER 2, 1992 TO DECEMBER 31, 1992

Asset Manager: Growth Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    17.95                20.93                         1,483,958

1997    14.50                17.95                         1,760,200

1996    12.20                14.50                         1,163,007

1995*   10.00                12.20                         396,158



* PERIOD FROM 1/3/95 (COMMENCEMENT OF OPERATIONS) TO 12/31/95

Contrafund Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    20.47                 26.40                      6,211,520

1997    16.66                 20.47                      6,419,636

1996    13.87                 16.66                      5,882,023

1995*   10.00                 13.87                      3,685,097



* PERIOD FROM 1/3/95 (COMMENCEMENT OF OPERATIONS) TO 12/31/95

Growth Opportunities Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    12.63                 15.62                        2,691,359

1997*   10.00                 12.63                        2,558,459



* PERIOD FROM 1/27/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

Balanced Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    11.98                 13.98                      537,166

1997*   10.00                 11.98                      371,377



* PERIOD FROM 1/27/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

Growth & Income Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    12.68                16.29                       3,974,242

1997*   10.00                12.68                       2,163,555



* PERIOD FROM 1/27/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

Emerging Markets Debt Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    10.48                 7.44                       36,909

1997*   10.00                 10.48                      32,130



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

Emerging Markets Equity Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    10.05               7.56                          71,567

1997*   10.00               10.05                         20,806



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

Global Equity Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    10.25                 11.54                      152,473

1997*   10.00                 10.25                      29,979



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

International Magnum Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    9.86                   10.65                      75,635

1997*   10.00                  9.86                       17,042



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

PBHG Growth II Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    10.15                 10.90                        38,979

1997*   10.00                 10.15                        11,877



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

Large Cap Value Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    10.27                14.05                          154,968

1997*   10.00                10.27                          18,440



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

Select 20 Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    10.42                  16.80                      1,691,752

1997*   10.00                  10.42                      54,758



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

Small Cap Value Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    10.43                 11.48                       248,781

1997*   10.00                 10.43                       51,781



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

Technology & Communications Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    9.87                 12.94                        221,015

1997*   10.00                9.87                         34,037



Discovery Fund II Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    9.69                10.31                         25,260

1997*   10.00               9.69                          8,046



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

Growth Fund II   **     Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    10.25                 13.08                       67,817

1997*   10.00                 10.25                       15,649



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

   ** CURRENTLY CALLED MID CAP GROWTH FUND II

Opportunity Fund II Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    10.15                  11.43                      267,972

1997*   10.00                  10.15                      31,571



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

International Equity Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    9.89                 10.33                         29,229

1997*   10.00                9.89                          3,206



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

Post-Venture Capital Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    10.25                 10.83                      45,815

1997*   10.00                 10.25                      6,514



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97

Small Company Growth Subaccount

Accumulation Unit Value at  Accumulation Unit Value at  Number of Accumulation Units
Beginning of Period         End of Period               at End of Period


1998    10.19                  9.82                       93,472

1997*   10.00                  10.19                      28,265



* PERIOD FROM 11/24/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97


TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

Accumulation Units

Fixed Annuity Income Payments

Variable Annuity Income
Payments

Hypothetical Illustrations of
Annuity Income Payouts

General Information

Performance

Transfers Among Subaccounts
After the Annuity Date

Unavailability of Annuity
Income Options in Certain
Circumstances

IRS Required Distributions

Safekeeping of Variable
Account Assets

Distribution of the Contracts

State Regulation

Legal Matters

Registration Statement

Independent Accountants

Financial Statements

INDIVIDUAL RETIREMENT ACCOUNT

DISCLOSURE STATEMENT

1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.

REVOCATION

2. You are allowed to revoke or cancel your IRA within thirty (30) days of the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your contract value at the time of revocation plus any amount deducted from your contribution prior to such time. If you revoke within the first seven (7) days you will receive the entire amount you paid if it is greater than the contract value.

You may revoke your IRA by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 3767
New York, NY 10277-0433

Any question regarding this procedure may be directed to a Fidelity Insurance Specialist at 1-800-544-2442.

CONTRIBUTIONS

3. You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.

4. Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.

5. No deduction is allowed for a rollover contribution which is not treated as income to the individual.

INVESTMENTS

6 The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.

7. The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.

8. No part of the IRA may be invested in life insurance or endowment contracts.
DISTRIBUTIONS

9. Distributions from your IRA will be included in your gross income for Federal income tax purposes for the year in which you receive them.

10. To the extent they are included in taxable income, distribution from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is rolled over to another qualified plan, tax sheltered annuity or IRA, or the distribution is made on account of your death or disability, or the distribution is one of a scheduled series of payments over your life or life expectancy or the joint life expectancies of yourself and the second person designated by you.

11. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which
you reach    age     70 1/2. Subsequent distributions must be made by
December 31 of each year.

12. You may select one of the following methods of distribution for the assets of this IRA:

 (a) Distribution over your life or your life and the life of a second person designated by you;

 (b) Distribution over a period certain not to exceed your life expectancy or your life expectancy and that of a second person designated by you;

 (c) Single sum payment; or

 (d) Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.

 (See Contract and Endorsement for a full description of these distribution methods.)

13. Once distributions are required to begin, they must not be less than the amount each year (determined by actuarial tables) which would exhaust the value of all your IRAs over the required distribution period, which is generally your life expectancy or the joint life and last survivor expectancy of you and your spouse. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

14. If you die after distribution of the IRA has commenced, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

15. If you die before distribution of the IRA commences, the entire balance must be distributed to the beneficiary within five (5) years unless:

 (a) The beneficiary is your surviving spouse and the beneficiary either treats the IRA as his or her own IRA or elects within a five
(5) year period to receive payments over his or her own life expectancy commencing at any date prior to the date you would have reached age 70 1/2; or

 (b) The beneficiary is not your surviving spouse and the beneficiary elects to have the IRA distributed over his or her life expectancy commencing within one (1) year of your death.

16. You may rollover all or a portion of your IRA into another IRA or individual retirement annuity and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

OTHER TAX CONSIDERATIONS

17. Distributions are taxed as ordinary income under Federal income tax laws.

18. The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.

19. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

PROHIBITED TRANSACTIONS

20. If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your
IRA) occur during the existence of your IRA, your account will be disqualified and the entire balance in your account will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59 1/2 at the time, to the 10% penalty tax on premature distributions.

21. If you or your beneficiary borrow any money under, or by use of, all or a portion of your IRA, then the portion pledged will be treated as if distributed to you, and will be taxable to you as ordinary income and subject to the 10% penalty during the year in which you make such a pledge.

FINANCIAL INFORMATION

22. The value of your investment will depend on how you allocate funds between the Guaranteed Account and the subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Guaranteed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.

23. As further described in the prospectus, the following are all the charges that the Company currently makes:

 (a) ADMINISTRATIVE CHARGE

  The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.

  The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Guaranteed Account.

 (b) MORTALITY AND EXPENSE RISK CHARGE

  The Company deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.75%. This charge is not made against the Guaranteed Account.

 (c) WITHDRAWAL CHARGE

  During the first five contract years the Company assesses a charge upon the surrender of the contract or the withdrawal of more than the Exempt Withdrawal Amount. This charge in the first year is 5% of the purchase payments withdrawn. The factor decreases by 1% per year so that no withdrawal charge is made after the fifth contract year.

 (d) PORTFOLIO EXPENSES

  The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees to Fidelity Management &
Research Company. The level of expenses vary by portfolio. This charge is not made against the Guaranteed Account.

PART B
INFORMATION REQUIRED IN A STATEMENT
OF ADDITIONAL INFORMATION


RETIREMENT RESERVES
STATEMENT OF ADDITIONAL INFORMATION
APRIL 30   , 1999

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30,
1999, without charge by calling    1-8    00-544-2442, or by accessing
the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS              PAGE

Service Agreements             49

Accumulation Units             49

Fixed Annuity Income Payments  49

Variable Annuity Income        49
Payments

Hypothetical Illustrations of  51
Annuity Income Payouts

General Information            55

Performance                    55

Exchanges Among Subaccounts    70
After the Annuity Date

Unavailability of Annuity      70
Income Options in Certain
Circumstances

IRS Required Distributions     70

Safekeeping of Variable        71
Account Assets

Distribution of the Contracts  71

State Regulation               71

Legal Matters                  71

Registration Statement         71

Independent Accountants        71

Financial Statements           71


SERVICE AGREEMENTS

We have entered into a service agreement with Fidelity Investments Life Insurance Company ("FILI"), our parent. FILI may provide accounting, underwriting, claims, actuarial and data processing services.

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the Prospectus. Accumulation Units are adjusted for any transfers into or out of a Subaccount.

For each variable Subaccount, the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at the Accumulation Unit Value of the comparable subaccount of similar contracts offered by an affiliated company. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to
as the "   Total     Return"). The Net Investment Factor is an index
that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation
Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a) The income based on the rates shown in the Contract's Annuity
Tables for the option chosen; and

(b) The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same option.

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

VARIABLE ANNUITY INCOME PAYMENTS

If a variable annuity is selected, annuity income payments will vary in amount in accordance with the investment performance of the elected Subaccounts of the Variable Account. If a combination annuity is selected, annuity income payments attributable to the variable portion of the annuity will likewise vary. On the Annuity Date, the amount of the first annuity income payment is calculated by applying the proceeds payable to the annuity table shown in the Contract (or any more favorable annuity rates we may offer on the Annuity Date) for the option chosen.

The dollar amount of the first annuity income payment attributable to each variable Subaccount is then divided by each Subaccount's then current Annuity Unit Value (Annuity Units are explained in the Prospectus) to establish the total number of Annuity Units that will be the basis for determining later annuity income payments. Annuity income payments after the first will be equal to the sum of the number of Annuity Units determined in this manner for each Subaccount multiplied by the then current Annuity Unit Value for each Subaccount, which (as explained in the Prospectus) depends upon the Net Investment Factor for the Subaccount adjusted by a factor to neutralize the assumed rate of return used in the calculation of annuity income payments. The number of Annuity Units remains fixed for all annuity income payments, unless a transfer is made. The dollar amount of the annuity income payments may change from payment to payment. We guarantee that the dollar amount of each annuity income payment after the first will not be affected by variations in mortality experience from the mortality assumptions used to determine the first annuity income payment.

To illustrate the above description of how annuity income payments are determined, consider the following example. A male age 65 applies $50,000 to purchase a lifetime income for himself with payments to be made for at least 10 years (even if the Annuitant dies shortly after payments have begun). Annuity income payments are to be made on a monthly basis with the first annuity income payment to be made immediately. The variable pay-out option is chosen with the amount of each income payment dependent on the actual investment performance of the Subaccounts that are selected. Using an Assumed Investment Rate of
3.5%, the initial monthly income amount is $282.   50    . The
investment selection is 50% in Portfolio A and 50% in Portfolio B.

At Annuitization             Portfolio A  Portfolio B


(a)  Initial Monthly Annuity   $ 141.25   $ 141.25
     Income Payment

(b)  Annuity Unit Value         1.23456    1.32465

(c)  Income in Units            114.413    106.632


The monthly annuity income payment allocated to each Subaccount is translated into Annuity Units using the Annuity Unit Value at the time of annuitization. Since each Subaccount is likely to have a different Annuity Unit Value, the total number of Annuity Units is not informative, rather you need to look at:


             # Annuity Units  X  Annuity Unit Value  =  Annuity Income Payment

Portfolio A    114.413             1.23456                141.25

Portfolio B    106.632             1.32465                141.25

                                                         $ 282.50



Assume that during the next month, the investment results for each subaccount are:

                                    Portfolio A  Portfolio B

(d)  Actual Net Investment Results    .4074%     .1652%

(e)  Assumed Investment Results       .2871%     .2871%

(f)  Relative Performance Factor      1.00120    .99878

Line (d) shows the net investment result after the charge for assuming mortality and expense risks and the administrative charge
(0.   8    0% on an annual basis) and the charge for investment
advisory fees and fund expenses. Line (e) shows the investment results that were assumed in the calculation of the initial monthly annuity income payment, 3.5% on an annual basis. Line (f) represents how much $1 invested at the start of the month in each of the subaccounts would have grown relative to $1 earning 3.5%. (The formula for calculating the Relative Performance Factor is 1+ (d) divided by 1 + (e)).

Note that since line (f) is more than 1 for Portfolio A and less than 1 for Portfolio B, the Portfolio A subaccount has earned more than 3.5% on an annual basis while the Portfolio B subaccount has earned less than 3.5% on an annual basis.

The Annuity Unit Value grows with the actual investment performance relative to the assumption of 3.5%. If a Subaccount earns more than 3.5% on an annual basis, then the Annuity Unit Value will increase. Conversely, if less than 3.5% is earned, the Annuity Unit Value will decrease. The Annuity Unit Value at the time of the second monthly income payment is the Annuity Unit Value for the prior month (line b) multiplied by the Relative Performance Factor (line f).

                                    Portfolio A  Portfolio B

(b)  Annuity Unit Value (prior)       1.23456    1.32465

(f)  Relative Performance Factor      1.00120    .99878

(g)  Annuity Unit Value (current)     1.23604    1.32303

Except for exchanges between Subaccounts, the number of Annuity Units remains fixed throughout the lifetime of the Annuitant. The value of each annuity income payment, however, varies because the Annuity Unit Value is usually changing as a result of investment experience. The second monthly payment is calculated by multiplying the number of payment units by the current Annuity Unit Value.

                                  Portfolio A  Portfolio B


(c)  Monthly Income in Units         114.413    106.632

(g)  Annuity Unit Value (current)    1.23604    1.32303

(h)  Monthly Income (in dollars)    $ 141.42   $ 141.08


Note that the Annuity Unit Value and the Monthly Income for the
Portfolio A portion of the payment has increased whereas the opposite is true for the Portfolio B portion. The second monthly annuity income
payment would be the sum for each Subaccount, or $282.5   0    .

To illustrate the possible volatility of the annuity income payments, assume that during the following month, the investment results for each Subaccount are:

                                    Portfolio A  Portfolio B

(i)  Actual Net Investment Results   15.50%       -13.00%

(e)  Assumed Investment Results      .2871%       .2871%

(j)  Relative Performance Factor     1.15169      .86751

The Annuity Unit Value at the time of the third monthly annuity income payment is the Annuity Unit Value for the prior month (line g) multiplied by the Relative Performance Factor (line j):

                                   Portfolio A  Portfolio B

(g)  Annuity Unit Value (prior)     1.23604      1.32303

(j)  Relative Performance Factor    1.15169      .86751

(k)  Annuity Unit Value (current)   1.42353      1.14774

The third monthly annuity income amount is calculated by multiplying the number of payment units by the current Annuity Unit Value:

                                   Portfolio A  Portfolio B

(c)  Income in Units                114.413      106.632

(k)  Annuity Unit Value (current)   1.42353      1.14774

(l)  Monthly Income (in dollars)   $ 162.87     $ 122.39


Note that the Annuity Unit Value and the Monthly Income for Portfolio A portion of the income amount have again increased but to a much greater extent than before whereas the opposite is true for the
Portfolio B portion. The third monthly annuity income payment would be
the sum for each subaccount, or $28   5.26    .

An illustration of annuity income payments under various rates appears
in the tables on pages    83     and    84    . The monthly
equivalents of the annual net returns of -1.7   5    %, 3.50%,
4.1   4    %, 6.1   1    %, 8.0   7    % and 10.0   4    % shown in
the tables are -0.15%, 0.29%, 0.34%, 0.   50    %, 0.65% and 0.80%.

HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity income payments would vary over time if the return on the assets in the selected portfolios were a uniform gross annual rate of
0%, 5.3   5    %, 6%, 8%, 10% and 12%. The values would be different
from those shown if the returns averaged 0%, 5.3   5    %, 6%, 8%, 10%
or 12% but fluctuated over and under those averages throughout the years.

The tables reflect the fact that the    Total Return of the
Subaccounts is lower than the gross return of the selected portfolios. The tables reflect the daily charge to the Subaccounts for assuming mortality and expense risks, which is equivalent to an effective annual charge of 0.75% and the daily administrative charge which is equivalent to an effective annual charge of 0.05%. The amounts shown in the tables also take into account the portfolios' management fees and operating expenses which are assumed to be at an annual rate of
0.9   6    % of the average daily net assets of the selected
portfolios. This 0.9   6    % figure consists of assumed management
fees of 0.   57    % and assumed operating expenses of 0.3   9    %,
figures based on the average of current management fees and operating expenses. Actual fees and expenses of the portfolios associated with
your Contract may be more or less than 0.9   6    %, will vary from
year to year, and will depend on how you allocate your investment base. See the current prospectuses for the Funds for more complete information. The monthly annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income payments is generally described in the section of your current prospectus entitled "Tax Considerations."

The tables show both the gross rate and the net rate. The difference between gross and net rates represent the 0.80% risk and
administrative charges and the assumed 0.9   6    % for investment
management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is
not exactly 1.   76%    .

Two tables follow. The first table assumes 100% of the Contract Value is allocated to a variable annuity income option; the second table assumes 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate Empire Fidelity Investments Life offered on the fixed annuity income option at the date of the illustration. Both illustrations assume that the final value of the accumulation account is $50,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and the assumption that
the    Subaccounts' Total Return     will be 3.5% per year. Thus,
actual performance greater than a net return of 3.5% will result in increasing annuity income payments and performance less than 3.5% per year will result in decreasing annuity income payments. We may offer alternative Assumed Investment Returns from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

These tables show the monthly income payments for several hypothetical constant rates of return. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request and when you are considering an annuity income option, we will furnish a comparable illustration based on your individual circumstances.

ANNUITY PAY-OUT ILLUSTRATION
(100% VARIABLE PAYOUT)

ANNUITANT:                              John Doe

GROSS AMOUNT OF CONTRACT VALUE APPLIED: $50,000

DATE OF BIRTH: 2/1/3   4     STATE PREMIUM TAX:    0%

SEX:           Male          DATE OF ILLUSTRATION: 2/1/9   9

ANNUITY OPTION SELECTED: Lifetime Income with annuity income payments guaranteed for 10 years(1)

FREQUENCY OF ANNUITY
INCOME PAYMENTS:         Monthly payments with first payment the first
                         of the month after annuitization

FIXED MONTHLY ANNUITY INCOME PAYMENT AVAILABLE ON THE DATE OF THE
ILLUSTRATION IF 100% FIXED ANNUITY OPTION SELECTED: $311.0   0

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO THE VARIABLE PAYOUT

NET RETURN AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE,
NO MINIMUM DOLLAR AMOUNT IS GUARANTEED


                                   AMOUNT OF FIRST MONTHLY ANNUITY
                                   INCOME PAYMENT IN YEAR SHOWN
                                   ASSUMING A CONSTANT ANNUAL
                                   INVESTMENT RETURN OF:

                                  Gross:   0%      5.35%  6%     8%     10%    12%

PAYMENT YEAR  CALENDAR YEAR  AGE  Net(2):  -1.75%  3.50%  4.14%  6.11%  8.07%  10.04%

1             1999           65            283     283    283    283    283    283

2             2000           66            268     283    284    290    295    300

3             2001           67            255     283    286    297    308    319

4             2002           68            242     283    288    304    322    340

5             2003           69            229     283    290    312    336    361

10            2008           74            177     283    299    353    417    490

15            2013           79            136     283    308    400    517    666

20            2018           84            105     283    318    453    642    905



IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATES SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. SINCE IT IS HIGHLY LIKELY THAT INVESTMENT RETURNS WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (TO THE EXTENT THAT IS BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY EMPIRE FIDELITY INVESTMENTS LIFE OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

(1) Monthly annuity income payments cease upon the death of the Annuitant if the Annuitant dies after the 10 year Guarantee Period. If the Annuitant dies during the Guarantee period, annuity income payments will continue until the end of the Period. The cumulative amount of annuity income payments received under the annuity depends on how long the Annuitant lives after the Guarantee Period. An annuity pools the mortality experience of annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

(2) The illustrated net return reflects the deduction of average fund expenses and the 0.80% risk/administrative charge from the gross return.

ANNUITY PAY-OUT ILLUSTRATION
(50% VARIABLE - 50% FIXED PAYOUT)

ANNUITANT:                              John Doe

GROSS AMOUNT OF CONTRACT VALUE APPLIED: $50,000

DATE OF BIRTH:    2    /1/34 STATE PREMIUM TAX:     0%

SEX:              Male        DATE OF ILLUSTRATION:    2    /1/99

ANNUITY OPTION SELECTED: Lifetime Income with annuity income payments guaranteed for 10 years(1)

FREQUENCY OF ANNUITY
INCOME PAYMENTS:  Monthly payments with first payment the first of the month after annuitization

FIXED MONTHLY ANNUITY INCOME PAYMENT AVAILABLE ON THE DATE OF THE
ILLUSTRATION IF 100% FIXED ANNUITY OPTION SELECTED: $   311.00

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO THE VARIABLE PAYOUT AND 50% TO THE FIXED PAYOUT

NET RETURN AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT WILL NEVER BE LESS THAN $155.50. THE MONTHLY GUARANTEED PAYMENT OF $155.50 IS BEING PROVIDED BY THE $25,000 APPLIED UNDER THE FIXED
ANNUITY OPTION.




                                  AMOUNT OF FIRST MONTHLY ANNUITY
                                  INCOME PAYMENT IN YEAR SHOWN
                                  ASSUMING A CONSTANT ANNUAL
                                  INVESTMENT RETURN OF:

                                  Gross:   0%      5.35%  6%     8%     10%    12%

PAYMENT YEAR  CALENDAR YEAR  AGE  Net(2):  -1.75%  3.50%  4.14%  6.11%  8.07%  10.04%

1             1999           65            297     297    297    297    297    297

2             2000           66            290     297    298    300    303    306

3             2001           67            283     297    299    304    309    315

4             2002           68            276     297    299    308    316    325

5             2003           69            270     297    300    312    323    336

10            2008           74            244     297    305    332    364    401

15            2013           79            224     297    309    356    414    489

20            2018           84            208     297    314    382    477    608



IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATES SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. SINCE IT IS HIGHLY LIKELY THAT INVESTMENT RETURNS WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (TO THE EXTENT THAT IS BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY EMPIRE FIDELITY INVESTMENTS LIFE OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

(1) Monthly annuity income payments cease upon the death of the Annuitant if the Annuitant dies after the 10 year Guarantee Period. If the Annuitant dies during the Guarantee period, annuity income payments will continue until the end of the Period. The cumulative amount of annuity income payments received under the annuity depends on how long the Annuitant lives after the Guarantee Period. An annuity pools the mortality experience of annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

(2) The illustrated net return reflects the deduction of average fund expenses and the 0.80% risk/administrative charge from the gross return.

GENERAL INFORMATION

We may advertise quotes of Contract Owners discussing ways to use Retirement Reserves in retirement planning, its efficiency and ease of use, and the level of service provided by Empire Fidelity Investments Life. Any such advertisements will not include testimonials concerning the Funds or the Funds' investment adviser. We may also advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a plan, a policyowner invests a fixed dollar amount in a Subaccount thereby purchasing fewer units when prices are high and more units when prices are low. While such a strategy does not assure a profit nor guard against a loss in a declining market, the Contract Owner's average cost per unit can be lower than if fixed numbers of units had been purchased at those intervals. In evaluating such a plan, Contract Owners should consider their ability to continue purchasing units through periods of low price levels. In addition, we may from time to time use statistics in advertising to support the growth of annuity sales. Information to support these statistics may be obtained from the Life Insurance Marketing Research Association, A.M. Best, American Council of Life Insurance or the Variable Annuity Research and Data Service.

From time to time, we may reprint and use as advertising and sales literature, articles or quotes from financial or business publications and periodicals. In addition, we may reference or discuss the products and services of other affiliated companies, which may include:
Fidelity funds; retirement investing; brokerage products and services; saving for college; and charitable giving.

We may also provide information to help individuals understand their investment goals and explore various financial strategies. In communicating these strategies, we may:

(solid bullet) compare the differences between tax deferred and taxable investments;

(solid bullet) discuss factors to consider when purchasing the contract;

(solid bullet) discuss the effects of probate when transferring the contract to heirs;

(solid bullet) discuss traditional sources of retirement income and products which may be used to supplement that income;

(solid bullet) discuss effects of inflation on fixed-income sources and how the variable investment options may be used as a potential hedge against inflation during the deferral and income periods;

(solid bullet) illustrate and compare the effects additional payments have on a contract;

(solid bullet) discuss strategies of reducing risk through diversification of purchase payments and providing hypothetical investment mixes;

(solid bullet) discuss past returns of different classes of investments based on data supplied through various sources such as Ibbotson Associates of Chicago, Illinois; and

(solid bullet) assist policyholders with inquiries regarding their annuity.

This information may be obtained from various sources such as: the U.S. Department of the Treasury, U.S. Department of Labor, Statistical Abstract of the U.S. and Individual Annuitant Mortality Table. We may present this information through various methods such as charts, graphs, illustrations, and tables.

You may purchase the Contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035
of the Internal Revenue Code.    Investments by the Subaccounts in
securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings.

PERFORMANCE

Performance information for any Subaccount may be compared, in reports and advertising to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue's Money Market Institutional Averages; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a contract Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

The tables below provide performance results for each Subaccount
through 12/31/9   8    . The performance information is based on the
historical investment experience of the Subaccounts and of the Portfolios. It does not indicate or represent future performance.

TOTAL RETURN

Total returns quoted in advertising reflect all aspects of a Subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the Subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

Table 1 shows the average annual total return on a hypothetical investment in the Subaccounts for the last year, from the date that the Portfolios began operations, and, for Portfolios in existence for five years or more, for five years, assuming that the Contract was
surrendered December 31, 199   8    . For any Portfolio in existence
ten years or more, figures are shown for a ten year period rather than for the life of the Portfolio. The average annual total returns shown in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1 +T)n = ERV where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. The returns reflect the risk and administrative charge of 0.80% (1% on an annual basis prior to November 1, 1997) and the maintenance charge. Since the Contract is intended as a long-term product, the table also shows the average annual total return assuming that no money was withdrawn from the Contract. The average annual total return is also shown for Contracts with at least $25,000 of premium and assuming no money is withdrawn from the Contract. The average annual total return would be larger for these Contracts because there is currently no maintenance charge on these larger Contracts. The first column shows the average annual total return if you surrender the contract at the end of the period, the second column shows the average annual total return if you do not surrender the Contract and the third column shows the average annual total return if you do not surrender the Contract and no maintenance charge is applied to the Contract.

   Table 1: Average Annual Total Return for Period Ending on
12/31/98

   (a) One Year Average Annual Total Return For Contracts Issued on December 31, 1997:


                             Return If Contract Surrendered  Return If Contract Continued    Return If Contract Continued
                                                             and Maintenance Charge Applied  and Maintenance Charge Not
                                                                                             Applicable

Fidelity

Asset Manager                 9.11%                           14.11%                          14.13%

Money Market                  (0.13)%                         4.60%                           4.62%

Investment Grade Bond         3.06%                           7.96%                           7.98%

Equity-Income                 5.71%                           10.71%                          10.73%

Growth                        33.35%                          38.35%                          38.37%

High Income                   (9.36)%                         (5.11)%                         (5.09)%

Overseas                      6.83%                           11.83%                          11.85%

Index 500                     22.28%                          27.28%                          27.30%

Asset Manager: Growth         11.61%                          16.61%                          16.63%

Contrafund                    23.92%                          28.92%                          28.94%

Growth opportunities          18.60%                          23.60%                          23.62%

Balanced                      11.68%                          16.68%                          16.70%

Growth & Income               23.53%                          28.53%                          28.55%

Strong

Discovery Fund II             1.56%                           6.38%                           6.40%

Opportunity Fund II           7.61%                           12.61%                          12.63%

Growth Fund II1               22.63%                          27.63%                          27.65%

Warburg Pincus

International Equity          (.24)%                          4.48%                           4.50%

Small Company Growth          (7.97)%                         (3.65)%                         (3.63)%

Post-Venture Capital          .86%                            5.64%                           5.66%

PBHG

Growth II                     2.44%                           7.30%                           7.32%

Large Cap Value               31.84%                          36.84%                          36.80%

Select 20                     56.20%                          61.20%                          61.22%

Small Cap Value               5.03%                           10.03%                          10.05%

Technology & Communications   26.12%                          31.12%                          31.14%

Morgan Stanley Dean Witter

Emerging Markets Equity       (28.06)%                        (24.80)%                        (24.78)%

Emerging Markets Debt         (32.02)%                        (28.97)%                        (28.95)%

Global Equity                 7.55%                           12.55%                          12.57%

International Magnum          3.17%                           8.07%                           8.09%



   (b) Average Annual Total Return If Contract Issued at Commencement of Portfolio:


Subaccount                   Portfolio's Start Date  Return If Contract Surrendered  Return If Contract Continued
                                                                                     and Maintenance Charge Applied


Fidelity

Money Market                 4/1/82                   5.67%                           5.67%

High Income                  9/19/85                  9.93%                           9.93%

Equity-Income                10/9/86                  13.22%                          13.22%

Growth                       10/9/86                  16.14%                          16.14%

Asset Manager                9/6/89                   11.84%                          11.84%

Investment Grade Bond        12/5/88                  7.25%                           7.25%

Overseas                     1/28/87                  7.46%                           7.46%

Index 500                    8/27/92                  19.97%                          19.97%

Asset Manager: Growth        1/3/95                   19.97%                          20.26%

Contrafund                   1/3/95                   27.15%                          27.39%

Growth Opportunities         1/3/95                   24.80%                          25.06%

Balanced                     1/3/95                   14.42%                          14.76%

Growth & Income              12/30/96                 26.82%                          27.99%

Strong

Discovery Fund II            5/8/92                   10.23%                          10.23%

Growth Fund II1              12/31/96                 26.89%                          28.06%

Opportunity Fund II          5/8/92                   17.87%                          17.87%

Warburg Pincus

International l Equity       6/30/95                  4.19%                           4.70%

Post-Venture Capital         9/30/96                  5.33%                           6.57%

Small Company Growth         6/30/95                  12.86%                          13.28%

PBHG

Select 20                    9/26/97                  43.02%                          45.88%

Growth II                    5/1/97                   6.22%                           8.51%

Large Cap Value              10/29/97                 31.85%                          35.09%

Small Cap Value              10/29/97                 9.33%                           12.67%

Technology & Communications  5/1/97                   17.89%                          20.02%

Subaccount                   Return If Contract Continued
                             and Maintenance Charge Not
                             Applicable

Fidelity

Money Market                  5.75%

High Income                   10.00%

Equity-Income                 13.29%

Growth                        16.20%

Asset Manager                 11.88%

Investment Grade Bond         7.29%

Overseas                      7.52%

Index 500                     20.00%

Asset Manager: Growth         20.29%

Contrafund                    27.41%

Growth Opportunities          25.08%

Balanced                      14.78%

Growth & Income               28.01%

Strong

Discovery Fund II             10.26%

Growth Fund II1               28.08%

Opportunity Fund II           17.90%

Warburg Pincus

International l Equity        4.72%

Post-Venture Capital          6.59%

Small Company Growth          13.30%

PBHG

Select 20                     45.91%

Growth II                     8.53%

Large Cap Value               35.11%

Small Cap Value               12.69%

Technology & Communications   20.04%

Subaccount                   Portfolio's Start Date  Return If Contract Surrendered  Return If Contract Continued
                                                                                     and Maintenance Charge Applied


Morgan Stanley Dean Witter

Emerging Markets Debt        6/16/97                  (21.75)%                        (19.95)%

Emerging Markets Equity      10/1//96                 (13.88)%                        (12.87)%

Global Equity                1/2/97                   16.60%                          18.31%

International Magnum         1/2/97                   5.90%                           7.78%

Subaccount                   Return If Contract Continued
                             and Maintenance Charge Not
                             Applicable

Morgan Stanley Dean Witter

Emerging Markets Debt         (19.93)%

Emerging Markets Equity       (12.85)%

Global Equity                 18.33%

International Magnum          7.80%


(c) Five Year Average Annual Total Return If Contract Issued on
December 31, 1993:




                       If Contract Surrendered  Return If Contract Continued    Return If Contract Continued
                                                and Maintenance Charge Applied  and Maintenance Charge Not
                                                                                Applicable

Fidelity

Asset Manager           10.58%                   10.72%                          10.74%

Money Market            4.09%                    4.26%                           4.29%

Investment Grade Bond   5.50%                    5.66%                           5.68%

Equity-Income           17.51%                   17.62%                          17.63%

Growth                  20.46%                   20.54%                          20.57%

High Income             7.59%                    7.73%                           7.75%

Overseas                8.49%                    8.62%                           8.65%

Index 500               22.43%                   22.50%                          22.53%

Strong

Discovery Fund II       7.77%                    7.92%                           7.94%

Opportunity Fund II     15.76%                   15.86%                          15.88%



(d) Ten Year Average Annual Total For Contracts Issued on December 31,
198   8    :


                       If Contract Surrendered  Return If Contract Continued    Return If Contract Continued
                                                and Maintenance Charge Applied  and Maintenance Charge Not
                                                                                Applicable

Money Market            4.60%                    4.60%                           4.64%

Investment Grade Bond   7.25%                    7.25%                           7.29%

High Income             9.94%                    9.94%                           9.98%

Equity-Income           14.44%                   14.44%                          14.48%

Growth                  18.18%                   18.18%                          18.22%

Overseas                8.96%                    8.96%                           9.00%



   Average Annual Total Return from Separate Account Inception Date,
7/15/91:


Subaccount             Return If Contract Surrendered  Return If Contract Continued    Return If Contract Continued
                                                       and Maintenance Charge Applied  and Maintenance Charge Not
                                                                                       Applicable

Money Market            3.79%                           3.79%                           3.82%

High Income             11.90%                          11.90%                          11.93%

Equity Income           17.33%                          17.33%                          17.36%

Growth                  19.63%                          19.63%                          19.66%

Overseas                9.19%                           9.19%                           9.22%

Investment Grade Bond   7.12%                           7.12%                           7.15%

Asset Manager           12.14%                          12.14%                          12.17%



In addition to average annual returns, the Subaccounts may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Table 2 shows the cumulative total return on a hypothetical investment in the Subaccounts from the date the Portfolios began operations, and
assuming that the Contract was surrendered December 31, 199   8    .
For any Portfolio in existence five years or more, five year figures are also shown. For any Portfolio in existence ten years or more, figures are shown for a ten year period rather than for the life of the Portfolio. The returns reflect the risk and administrative charge 0.80% on an annual basis (1% prior to November 1, 1997) and the maintenance charge. Since the Contract is intended as a long-term product, the table also shows the cumulative total return assuming that no money was withdrawn from the Contract. The cumulative total return is also shown for Contracts with at least $25,000 of premium and assuming no money is withdrawn from the Contract. The cumulative total return for these Contracts would be larger because there is currently no maintenance charge on these larger Contracts. The first column shows the cumulative total return if you surrender the Contract at the end of the period, the second column shows the cumulative total return if you do not surrender the Contract and the third column shows the cumulative total return if you do not surrender the Contract and no maintenance charge is applied to the Contract.

Table 2: Cumulative Total Return For Periods Beginning at Commencement
of Portfolios and Ending on 12/31/9   8    :


Subaccount                   Portfolio's Start Date  Return If Contract Surrendered  Return If Contract  Continued
                                                                                     and Maintenance Charge Applied


Fidelity

Money Market                 4/1/82                   151.86%                         151.86%

Asset Manager                9/6/89                   183.90%                         183.90%

Investment Grade Bond        12/5/88                  102.41%                         102.41%

High Income                  9/19/85                  251.91%                         251.91%

Overseas                     1/28/87                  136.02%                         136.02%

Index 500                    8/27/92                  217.65%                         217.65%

Growth Opportunities         1/3/95                   142.30%                         144.30%

Balanced                     1/3/95                   71.31%                          73.31%

Equity Income                10/9/86                  357.05%                         357.05%

Growth                       10/9/86                  523.62%                         523.62%

Contrafund                   1/3/95                   161.02%                         163.02%

Asset Manager: Growth        1/3/95                   106.97%                         108.97%

Growth & Income              12/30/9                  60.92%                          63.92%

Morgan Stanley Dean Witter

Emerging Markets Debt        6/16/97                  (31.49)%                        (29.05)%

Emerging Markets Equity      10/1/96                  (28.55)%                        (26.65)%

Global Equity                1/2/97                   35.84%                          39.84%

International Magnum         1/2/97                   12.12%                          16.12%

PBHG

Growth II                    5/1/97                   10.60%                          14.60%

Large Cap Value              10/29/97                 38.40%                          42.40%

Small Cap Value              10/29/97                 11.05%                          15.05%

Technology & Communications  5/1/97                   31.59%                          35.59%

Select 20                    9/26/97                  57.29%                          61.29%

Strong

Discovery Fund II            5/8/92                   91.16%                          91.16%

Growth Fund II1              12/31/96                 61.00%                          64.00%

Opportunity Fund II          5/8/92                   198.60%                         198.60%

Subaccount                   Return If Contract Continued
                             and Maintenance Charge Not
                             Applicable

Fidelity

Money Market                  155.40%

Asset Manager                 184.78%

Investment Grade Bond         103.21%

High Income                   254.97%

Overseas                      137.65%

Index 500                     218.10%

Growth Opportunities          144.43%

Balanced                      73.42%

Equity Income                 360.27%

Growth                        527.94%

Contrafund                    163.21%

Asset Manager: Growth         109.13%

Growth & Income               63.98%

Morgan Stanley Dean Witter

Emerging Markets Debt         (29.03)%

Emerging Markets Equity       (26.61)%

Global Equity                 39.89%

International Magnum          16.16%

PBHG

Growth II                     14.63%

Large Cap Value               42.43%

Small Cap Value               15.08%

Technology & Communications   35.63%

Select 20                     61.31%

Strong

Discovery Fund II             91.46%

Growth Fund II1               64.06%

Opportunity Fund II           199.05%

Subaccount                   Portfolio's Start Date  Return If Contract Surrendered  Return If Contract  Continued
                                                                                     and Maintenance Charge Applied


Warburg Pincus

International Equity         6/30/95                  15.49%                          17.49%

Post-Venture Capital         9/30/96                  12.41%                          15.41%

Small Company Growth         6/30/95                  52.85%                          54.85%


Subaccount                   Return If Contract Continued
                             and Maintenance Charge Not
                             Applicable

Warburg Pincus

International Equity          17.57%

Post-Venture Capital          15.46%

Small Company Growth          54.95%


(c) Cumulative Total Return For Five Year Period From 12/31/9   3
Through 12/31/9   8    :


Subaccount             Return If Contract Surrendered  Return If Contract Continued    Return If Contract Continued
                                                       and Maintenance Charge Applied  and Maintenance Charge Not
                                                                                       Applicable

Asset Manager           65.37%                          66.37%                          66.55%

Money Market            22.22%                          23.22%                          23.36%

Investment Grade Bond   30.69%                          31.69%                          31.84%

Equity-Income           124.10%                         125.10%                         125.33%

Growth                  153.63%                         154.63%                         154.89%

High Income             44.13%                          45.13%                          45.30%

Overseas                50.28%                          51.28%                          51.45%

Index 500               175.09%                         176.09%                         176.36%

Strong

Discovery Fund II       45.37%                          46.37%                          46.53%

Opportunity Fund II     107.85%                         108.85%                         109.07%



(d) Cumulative Total Return For Ten Year Period From 12/31/8   8
Through 12/31/9   8


                       Return If Contract Surrendered  Return If Contract Continued    Return If Contract Continued
                                                       and Maintenance Charge Applied  and Maintenance Charge Not
                                                                                       Applicable

Money Market            56.80%                          56.80%                          57.41%

High Income             158.12%                         158.12%                         159.12%

Equity-Income           285.73%                         285.73%                         287.16%

Growth                  431.95%                         431.95%                         433.84%

Overseas                135.95%                         135.95%                         136.85%

Investment Grade Bond   101.53%                         101.53%                         102.30%



   1 Strong Growth Fund II is currently called Strong Mid Cap Growth
Fund II.

   Cumulative Total Return From Separate Account Inception Date,
7/15/91:


Subaccount             Return If Contract Surrendered  Return If Contract Continued    Return If Contract Continued
                                                       and Maintenance Charge Applied  and Maintenance Charge Not
                                                                                       Applicable

Asset Manager           135.38%                         135.38%                         135.84%

Investment Grade Bond   67.18%                          67.18%                          67.52%

High Income             131.62%                         131.62%                         132.07%

Money Market            32.05%                          32.05%                          32.32%

Overseas                92.89%                          92.89%                          93.28%

Equity Income           229.96%                         229.96%                         230.57%

Growth                  281.38%                         281.38%                         282.08%



YIELDS

Some Subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven day periods.

Current yield for Money Market Subaccount reflects the income generated by a Subaccount over a 7 day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period adjusting for the maintenance charge, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield for the Money Market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7 day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according the formula Effective Yield = [(Base Period Return + 1) 365/7] - 1. Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than
current yield. For the 7 day period ending on 12/31/9   8    , the
Money Market Subaccount had a current yield of 4.   24    % and an
effective yield of    4.3    3%. For Contracts on which there is
currently no maintenance charge, the current yield would be
4.   26    % and the effective yield would be 4.   35    %.

A 30 day yield for bond subaccounts reflects the income generated by a Subaccount over a 30 day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula: Yield = 2[(a-b/cd + 1)6 - 1] where a= net investment income earned by the applicable portfolio, b = expenses for the period including expenses charged to the contract owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the
period. The 30 day yield for the period ending on 12/31/9   8     was
4.   77    % for the Investment Grade Bond Subaccount,    9.57    %
for the High Income Subaccount and    12.16    % for the Emerging
Markets Debt Subaccount. For Contracts on which there is no
maintenance charge, the 30 day yield would be 4.   79    % for the
Investment Grade Bond Subaccount,    9.59    % for the High Income
Subaccount and    12.18    % for the Emerging Markets Debt Subaccount.

   EXCHANGES     AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to    exchange     the
value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of
one or more other Subaccounts. The    exchange     shall be based on
the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such
an    exchange    , you must contact the Annuity Service Center. The
value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged. We reserve the
right to limit ex   changes af    ter the Annuity Date to six per
Contract Year.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the designated beneficiary as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met. If an annuity income option is selected by the designated beneficiary and if annuity income payments begin within one year of the Owner's death, the value of the Contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. However, for Qualified Contracts where the owner's spouse is the beneficiary, annuity income payments need not begin within one year after the Owner's death, rather they need only begin on or before April 1 of the calendar year following the calendar year in which the Owner would have attained age 70 1/2. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.

If the Contract Owner is a trust or other "non-natural person", and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Empire Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain Fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and Empire Fidelity Investments Life. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J.
Pearlman. General Counsel of EFILI   .     Jorden Burt Boros Cicchetti
Berenson & Johnson LLP of Washington, D.C. has passed on matters relating to federal securities laws.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

   INDEPENDENT ACCOUNTANTS

   The balance sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 1998 and 1997, and the related statements of income and comprehensive income, of stockholder's equity, and of cash flows for each of the three years in the period ended December 31, 1998, and the statement of assets and liabilities of the Empire Fidelity Investments Variable Annuity Account A as of December 31, 1998, and the related statements of operations and changes in net assets for the years ended December 31, 1998 and 1997 included in this registration statement have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, on the authority of that firm as experts in accounting and auditing.

   FINANCIAL STATEMENTS

   The financial statements of Empire Fidelity Investments Life included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

FINANCIAL STATEMENTS

for the years ended December 31, 1998, 1997 and 1996

                               Page(s)

Report of Independent          1
Accountants

Balance Sheets                 2

Statements of Income and       3
Comprehensive Income

Statements of Stockholder's    4
Equity

Statements of Cash Flows       5

Notes to Financial Statements  6-14

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying balance sheets and the related Statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company (a wholly-owned ultimate subsidiary of FMR Corp.) at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
BOSTON, MASSACHUSETTS
January 25, 1999

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

BALANCE SHEETS
(in thousands, except share data)
December 31, 1998 and 1997

ASSETS                         1998        1997

Debt securities available for  $19,386     $19,176
sale

Cash and cash equivalents      2,363       629

Accrued investment income      331         325

Deferred policy acquisition    16,253      12,960
costs

Other assets                   36          76

Separate account assets        1,018,128   793,336

Total assets                   $1,056,497  $826,502

LIABILITIES

Future contract and policy     4,919       7,183
benefits

Net deferred tax liability     3,508       2,663

Payable to parent and          1,903       1,021
affiliates

Other liabilities and accrued  200         148
expenses

Separate account liabilities   1,017,950   793,175

Total liabilities              1,028,480   804,190

Commitments and contingencies
(Note 8)

STOCKHOLDER'S EQUITY



Common stock, par value $10
per share

- 200,000 shares authorized,
issued

-  and outstanding              2,000      2,000

Additional paid-in capital     12,500      11,500

Accumulated other              395         289
comprehensive income

Retained earnings              13,122      8,523

Total stockholder's equity     28,017      22,312

Total liabilities and          $1,056,497  $826,502
stockholder's equity

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(in thousands)

for the years ended December 31, 1998, 1997 and 1996

                                 1998    1997    1996

Revenues:

Fees charged to contractholders  $7,461  $6,933  $5,324

Net investment income            1,007    1,131  948

Net realized gains (losses)      205     123     (1)

Premium revenue                  19      -       -

                                 8,692   8,187   6,271

Benefits and expenses:

Contract and policy benefits
and

 expenses                        220     357     336

Underwriting, acquisition and

 insurance expenses (1)          1,187   3,997   1,679

                                 1,407   4,354   2,015

Income before provision for
income

 taxes                           7,285   3,833   4,256

Provision for income taxes       2,686   1,452   1,595

Net income                       4,599   2,381   2,661

Other comprehensive income,
before tax:

Unrealized gains (losses) on
securities:

Unrealized holding gains
(losses) arising

 during the period               369     285     (365)

Less:  reclassification
adjustment for

 (gains) losses included in      (205)   (123)   (1)
net income

Benefit (provision) for
income taxes

 related to items of other
comprehensive

 income                          (58)    (57)    128

Other comprehensive income,      106     105     (238)
net of tax

Comprehensive income             $4,705  $2,486  $2,423

(1) Includes affiliated party transactions (Note 6)
The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)

for the years ended December 31, 1998, 1997 and 1996

                                           Accumulated

                               Additional  Other                    Total

                       Common  Paid-In     Comprehensive  Retained  Stockholder's

                       Stock   Capital     Income         Earnings  Equity

Balance at December

 31, 1995              $2,000  $10,000     $422           $3,481    $15,903

Capital contribution

 from parent                   1,500                                1,500

Comprehensive income:

Net income                                                2,661     2,661

Other comprehensive

income                                     (238)                    (238)

Balance at December

 31, 1996              2,000   11,500      184            6,142     19,826

Comprehensive income:

Net income                                                2,381     2,381

Other comprehensive

income                                     105                      105

Balance at December

 31, 1997              2,000   11,500      289            8,523     22,312

Capital contribution

 from parent                   1,000                                1,000

Comprehensive income:

Net income                                                4,599     4,599

Other comprehensive

income                                     106                      106

Balance at December

 31, 1998              $2,000  $12,500     $395           $13,122   $28,017


The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

STATEMENTS OF CASH FLOWS
(in thousands)

for the years ended December 31, 1998, 1997 and 1996

                                 1998     1997       1996

Cash flows from operating
activities:

Net income                       $4,599   $2,381     $2,661

Adjustments to reconcile net
income

 to net cash provided by
operating

 activities:

Amortization of bond discount
and

 Premium                         124      116        101

Realized (gain) loss on          (205)    (123)      1
investments

Depreciation                     6        8          10

Change in deferred taxes         787      (172)      590

Change in assets and
liabilities:

Accrued investment income        (6)      (60)       (4)

Addition to deferred policy

 acquisition costs, net of

 amortization                    (3,293)  (371)      (2,949)

Transfer (to) from separate       (17)    89         253
accounts

Increase in future contract and

 policy benefits                 (2,264)  126        (575)

Payable to parent and            882      477        31
affiliates, net

Other assets and liabilities     86       (153)      (123)

Net cash provided by operating

 activities                      699      2,318      (4)

Cash flows from investing
activities:

Purchase of investments          (9,043)   (15,707)  (5,060)

Proceeds from disposal of        9,078    13,078     4,265
investments

Net cash used in investing       35       (2,629)    (795)
activities

Cash flows from financing
activities:

Capital contribution from        1,000    -           1,500
parent

Net cash provided by financing

activities                       1,000    -           1,500

Net increase (decrease) in
cash and

 cash equivalents                1,734    (311)      701

Cash and cash equivalents:

Beginning of year                629      940        239

End of year                      $2,363   $629       $940


The accompanying notes are an integral part of the financial statements

1.Organization:

Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investments Life Insurance
Company (FILI), which is a wholly-owned subsidiary of FMR Corp. The Company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Account A, a separate account of the Company. The assets of the Variable Annuity Account A are invested in the portfolios of the Variable Insurance Products Fund, the Variable Insurance Products Fund II and, beginning in 1997, the Variable Insurance Products Fund III, the Morgan Stanley Universal Funds, the PBGH Insurance Series Funds, the Strong Variable Insurance Funds and the Warburg Pincus Trust Funds, which are reported at the net asset value of such portfolios.

Beginning in 1998, the Company also offers a term life insurance product with level premium paying periods of one, five, ten, fifteen and twenty years.

2. Summary of Significant Accounting Policies:
Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of generally accepted accounting principles, which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities.

Investments

Investments in debt securities available for sale are reported at fair value. Fair values are derived from external market quotations. Unrealized gains or losses on debt securities are reported as other comprehensive income. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis.   Realized gains
or losses on investments sold are determined by the specific identification method. Unrealized and realized gains or losses on the Company's funds retained in the separate account are reflected in income.
Cash Equivalents
The Company considers all highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents represent amounts in demand deposit accounts and money market mutual funds and are reported at fair value.

Separate Account

Separate account assets represent funds held for the exclusive benefit of variable annuity contractholders and are reported at fair value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account. The excess of separate account assets over separate account liabilities represents funds of the Company retained in the separate account.

Revenue Recognition

Fees charged to contractholders include mortality risk, expense risk, administrative charges and surrender charges for variable annuity contractholders. Premium revenues for term life insurance policies are recognized as revenue over the premium-paying period.

Future Contract and Policy Benefits

Future contract and policy benefits are liabilities for fixed annuity and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future contract benefits for annuity products are computed using interest rates ranging from 3.5% to 6.45% and approximate the contractholder's account balance. The liabilities for future policy benefits for traditional life insurance products are computed using the natural reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with a contractual agreement as described in Note 6 and certain expenses for traditional life policy issue and underwriting have been deferred. These acquisition costs are being amortized in proportion to the present value of expected future gross profits or expected future policy premiums.

Income Taxes

The Company is included in the consolidated federal income tax return filed by FILI. Under a tax sharing agreement, each company is Charged or credited its share of taxes as determined on a separate-company basis.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values and methods used to estimate fair values of financial instruments are disclosed throughout the notes to financial statements.

Use of Estimates

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Reclassifications

Certain prior year balances have been reclassified to conform with the current year presentation.

New Accounting Pronouncements

In June 1997, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (Statement No. 130). Statement No. 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. The Company adopted Statement No. 130 for 1998, which resulted in reporting unrealized gains and losses on investments available for sale in comprehensive income.

In December 1997, the AICPA issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP No. 97-3"). SOP No. 97-3 provides guidance on when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The Company believes that the adoption of this statement will not have a material effect on the results of operations or financial position.

3. Investments:

The components of net investment income were as follows:

                                Years ended December 31,

                                1998                      1997    1996

                                (in thousands)

Debt securities                 $1,182                    $1,187  $1,029

Cash and cash equivalents        39                       24      24

Investment in separate account  20                        56      16

Total investment income          1,241                    1,267   1,069

Investment expenses             234                       136     121

Net investment income           $1,007                    $1,131  $   948

Gross realized gains and losses from the sale of debt securities were as follows:

                       Years ended December 31,

                       1998                      1997  1996

                       (in thousands)

Gross realized gains   $207                      $131

Gross realized losses  $  2                      $  8  $1

The amortized cost and estimated fair value of debt securities, by type of issuer, were as follows:

                          December 31, 1998

                                             Gross       Gross       Estimated

                          Amortized          Unrealized  Unrealized  Fair

                          Cost               Gains       Losses      Value

                          (in thousands)

U.S. Treasury securities  $  6,092           $401        $  (7)      $  6,486

Corporate securities      11,531             194         (8)         11,717

Loan-backed bonds and

   structured securities  1,153               30         -           1,183

Total debt securities     $18,776            $625        $(15)       $19,386

                          December 31, 1997

                                             Gross       Gross       Estimated

                          Amortized          Unrealized  Unrealized  Fair

                          Cost               Gains       Losses      Value

                          (in thousands)

U.S. Treasury securities  $  7,188           $311                    $  7,499

Corporate securities      10,008             116         $(1)        10,123

Loan-backed bonds and

   structured securities  1,534               20         -           1,554

Total debt securities     $18,730            $447         $(1)        $19,176


The amortized cost and estimated fair value of debt securities at December 31, 1998, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                              Estimated

                              Amortized       Fair

                              Cost            Value

                              (in thousands)

Due in 1 year or less         $  1,875        $  1,887

Due after 1 year through 5    9,850           10,024
years

Due after 5 years through 10  5,466           5,836
years

Due after 10 years             432            456

Subtotal                      17,623          18,203

Loan-backed bonds and

   structured securities      1,153           1,183

                               $18,776        $19,386

All debt securities are investment grade and there are no significant concentrations by issuer or by industry, other than U.S. Treasury securities.

4. Income Taxes:

The components of the provision for income taxes attributable to operations were as follows:

                            Years ended December 31,

                            1998                      1997    1996

                            (in thousands)

Current                     $1,899                    $1,624  $1,005

Deferred                    787                       (172)   590

Provision for income taxes  $2,686                    $1,452  $1,595

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liability were as follows:

                            Years ended December 31,

                            1998                      1997

                            (in thousands)

Deferred income tax
liabilities:

   Deferred policy          $3,800                    $2,813
acquisition costs

   Unrealized gain on
securities

   available for sale       214                       156

   Contractholder reserves  (517)                     (325)

   Other, net               11                        19

Net deferred tax liability   $3,508                   $2,663

The Company paid FILI federal income taxes of $1,287,000, $1,136,000, and $816,000 in 1998, 1997 and 1996, respectively, related to the Company's separate-company basis net operating results for the year. Payables to FILI of $392,000 and $427,000 have been recorded in 1998 and 1997, respectively. Intercompany tax balances are settled within 30 days of the actual tax payments. State premium taxes of $67,000, $234,000, and $205,000 were paid in 1998, 1997, and 1996, respectively. State income tax (payable) recoverable of ($85,000) and $50,000 have been recorded in 1998 and 1997, respectively.

The effective tax rates approximate the statutory federal income tax rates for the years ended 1998, 1997 and 1996.

5. Stockholder's Equity and Dividend Restrictions:
Generally, the net assets of the Company available for transfer to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, the Company may pay dividends only from profits arising from the business. The Superintendent of Insurance must be notified 30 days prior to any declaration of the dividend.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

                         Years ended December 31,

                         1998                      1997     1996

                         (in thousands)

Statutory net income     $ 1,933                   $ 1,707  $  305

Statutory capital stock

  and surplus            $14,276                   $11,348  $9,641

6. Affiliated Company Transactions:
The Company's insurance contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc.
(FIA), both of which are affiliated with FMR Corp. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of payments received. The Company also pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $2,888,000, $2,978,000 and $3,531,000 in 1998, 1997 and
1996, respectively.

The Company has administrative services agreements with FILI and FMR Corp. and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FILI and FMR Corp. and its subsidiaries $961,000, $683,000 and $405,000 in 1998,
1997 and 1996, respectively, for such services.

FMR Corp. maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR Corp.'s policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $24,000, $20,000 and $9,000 were charged to the Company in 1998, 1997 and 1996, respectively.

FMR Corp sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR Corp. annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR Corp.'s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $74,000, $63,000 and $47,000 in 1998, 1997 and 1996, respectively.

The Company participates in various FMR Corp. stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR Corp. common stock, as defined. The aggregate expenses related to these plans charged to the Company were $18,000 in 1998.

7. Underwriting, Acquisition and Insurance Expenses:
Underwriting, acquisition and insurance expenses were as follows:

                             Years ended December 31,

                             1998                      1997     1996

                             (in thousands)

Commissions, gross           $2,888                    $2,978   $3,531

Capitalization of deferred

   policy acquisition costs  (2,903)                   (2,978)  (3,531)

Amortization of deferred

   policy acquisition costs  (390)                     2,607    582

Taxes, licenses and fees     41                        31       168

General insurance expenses   1,551                     1,359    929

                             $1,187                    $3,997   $1,679

Amortization of deferred policy acquisition costs is adjusted periodically when estimates of future gross profits are revised to reflect actual experience. In 1998 and 1997, the Company adjusted amortization by $(1,095,000) and $1,850,000, respectively, to reflect actual experience for investment performance, persistency and inflation assumptions. This adjustment has been reflected in amortization expense.

8. Commitment and Contingencies:

Reinsurance

The Company reinsures certain of its life insurance products risks with other companies. The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000; the maximum initial retention not to exceed $100,000.

The Company has entered into agreements to reinsure certain guarantee provisions and mortality losses on its annuity contracts. Premiums and deposits ceded under these reinsurance contracts were not material to the financial statements.

The Company is contingently liable for claims reinsured that the assuming company is unable to pay.

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity.

STATEMENT OF ASSETS AND LIABILITIES

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

ASSETS                          DECEMBER 31, 1998

Investments at current market
value:

 Variable Insurance Products
Fund (VIP)

  Money Market Portfolio -      $ 60,823,021
60,823,021 shares (cost
$60,823,021)

  High Income Portfolio -        25,486,247
2,210,429 shares (cost
$27,252,453)

  Equity-Income Portfolio -      177,382,220
6,978,057 shares (cost
$130,450,090)

  Growth Portfolio -             131,593,217
2,932,766 shares (cost
$90,335,204)

  Overseas Portfolio -           25,641,874
1,278,896 shares (cost
$23,329,182)



 Variable Insurance Products
Fund II (VIP II)

  Investment Grade Bond          21,364,595
Portfolio - 1,648,503 shares
(cost $20,776,732)

  Asset Manager Portfolio -      96,618,357
5,320,394 shares (cost
$81,938,604)

  Index 500 Portfolio -          107,512,920
761,153 shares (cost
$81,401,449)

  Asset Manager: Growth          32,946,100
Portfolio - 1,934,592 shares
(cost $27,563,473)

  Contrafund Portfolio -         169,057,561
6,917,249 shares (cost
$109,536,191)



 Variable Insurance Products
Fund III (VIP III)

  Balanced Portfolio -           8,601,349
533,914 shares (cost
$7,858,475)

  Growth & Income Portfolio -    69,111,358
4,279,341 shares (cost
$55,681,217)

  Growth Opportunities           44,311,264
Portfolio - 1,936,681 shares
(cost $35,121,684)



 Morgan Stanley Universal
Funds (MSUF)

  Emerging Markets Equity        546,742
Portfolio - 76,898 shares
(cost $646,521)

  Emerging Markets Debt          282,550
Portfolio - 46,320 shares
(cost $387,085)

  Global Equity Portfolio -      1,999,162
152,143 shares (cost
$1,976,648)

  International Magnum           912,330
Portfolio - 81,240 shares
(cost $1,007,344)



 PBHG Insurance Series Funds
(PBHG)

  Growth II Portfolio -          431,049
37,064 shares (cost $417,316)

  Small Cap Value Portfolio -    2,937,388
253,005 shares (cost
$2,907,922)

  Large Cap Value Portfolio -    2,347,270
164,490 shares (cost
$2,112,479)

  Technology & Communications    2,932,095
Portfolio - 213,088 shares
(cost $2,507,953)

  Select 20 Portfolio -          29,117,879
1,786,373 shares (cost
$24,291,775)



 Strong Variable Insurance
Funds (SVIF)

  Discovery Fund II Portfolio    279,046
- 21,938 shares (cost
$278,044)

  Growth Fund II Portfolio -     915,824
57,168 shares (cost $804,922)

  Opportunity Fund II            3,225,067
Portfolio - 148,484 shares
(cost $3,295,369)



 Warburg Pincus Trust (WPT)

  Small Company Growth           953,257
Portfolio - 59,541 shares
(cost $1,002,111)

  International Equity           301,996
Portfolio - 27,479 shares
(cost $337,693)

  Post-Venture Capital           496,313
Portfolio - 42,132 shares
(cost $519,777)



   Total Assets                 $ 1,018,128,051



NET ASSETS COMPRISED OF:

 Variable Annuity Contracts     $ 981,357,735

 Annuity Reserves                36,592,039

 Retained in Variable Account    178,277
by Empire Fidelity
Investments Life Insurance
Company



NET ASSETS                      $ 1,018,128,051

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                 SUBACCOUNTS INVESTING IN:

                                    VIP -   MONEY MARKET                        VIP -   HIGH INCOME



                                 12/31/98                   12/31/97         12/31/98                 12/31/97

INCOME:

 Dividends                       $ 2,645,742                $ 2,313,764      $ 1,889,480              $ 1,511,599

EXPENSES:

 Mortality risk,    expense         399,788                    421,031          215,198                  226,931
risk    and adminis-
trative charges

Net investment   income (loss)     2,245,954                  1,892,733        1,674,282                1,284,668

Realized gain (loss) on  sale     0                          0                357,137                  525,904
of fund shares

Realized gain   distributions     0                          0                1,200,608                186,827

Unrealized   appreciation           0                          0                (4,611,108)              1,549,932
(depreciation)

Net increase (decrease)  in        2,245,954                  1,892,733        (1,379,081)              3,547,331
net assets from   operations

Payments   received from           24,969,171                 23,195,744       3,637,653                3,390,097
contract owners

Transfers   between sub-           (2,491,417)                (29,837,690)     (2,092,976)              (936,028)
accounts and the   fixed
account, net

Transfers   for contract            (4,418,522)                (3,370,058)      (945,611)                (646,453)
benefits and   terminations

Other transfers   (to) from          (11,185)                   (14,328)         (26,576)                 (8,290)
Empire Fidelity
Investments Life   Insurance
Co., net

Net increase   (decrease) in        18,048,047                 (10,026,332)     572,490                  1,799,326
net assets   from contract
transactions

Retained in   (returned from)       5,829                      (18,302)         6                        (6,399)
 Variable Annuity   Account
A, net

Total increase   (decrease)       20,299,830                 (8,151,901)      (806,585)                5,340,258
in  net assets

Net assets at   beginning of       40,523,191                 48,675,092       26,292,832               20,952,574
year

Net assets at end   of year       $ 60,823,021               $ 40,523,191     $ 25,486,247             $ 26,292,832





                                    VIP -   EQUITY-INCOME                      VIP -   GROWTH



                                 12/31/98                   12/31/97        12/31/98            12/31/97

INCOME:

 Dividends                       $ 2,627,503                $ 2,564,769     $ 474,706           $ 585,360

EXPENSES:

 Mortality risk,    expense         1,522,723                  1,644,530       849,776             884,156
risk    and adminis-
trative charges

Net investment   income (loss)     1,104,780                  920,239         (375,070)           (298,796)

Realized gain (loss) on  sale     13,591,971                 5,142,383       5,631,524           6,114,534
of fund shares

Realized gain   distributions     9,350,819                  12,895,090      12,417,303          2,620,184

Unrealized   appreciation           (6,201,694)                20,917,615      17,537,413          9,612,136
(depreciation)

Net increase (decrease)  in        17,845,876                 39,875,327      35,211,170          18,048,058
net assets from   operations

Payments   received from           6,486,521                  10,018,315      3,501,089           3,969,223
contract owners

Transfers   between sub-           (29,920,538)               (8,413,443)     (1,451,810)         (11,918,863)
accounts and the   fixed
account, net

Transfers   for contract            (6,382,415)                (3,514,413)     (2,742,013)         (1,865,313)
benefits and   terminations

Other transfers   (to) from          (27,652)                   (51,098)        (65,813)            (27,180)
Empire Fidelity
Investments Life   Insurance
Co., net

Net increase   (decrease) in        (29,844,084)               (1,960,639)     (758,547)           (9,842,133)
net assets   from contract
transactions

Retained in   (returned from)       1,014                      (35,093)        2,670               (14,603)
 Variable Annuity   Account
A, net

Total increase   (decrease)       (11,997,194)               37,879,595      34,455,293          8,191,322
in  net assets

Net assets at   beginning of       189,379,414                151,499,819     97,137,924          88,946,602
year

Net assets at end   of year       $ 177,382,220              $ 189,379,414   $ 131,593,217       $ 97,137,924





                                    VIP -   OVERSEAS



                                 12/31/98              12/31/97

INCOME:

 Dividends                       $ 474,801             $ 426,309

EXPENSES:

 Mortality risk,    expense         211,685               260,337
risk    and adminis-
trative charges

Net investment   income (loss)     263,116               165,972

Realized gain (loss) on  sale     1,010,697             1,113,127
of fund shares

Realized gain   distributions     1,399,412             1,692,320

Unrealized   appreciation           (181,229)             (306,443)
(depreciation)

Net increase (decrease)  in        2,491,996             2,664,976
net assets from   operations

Payments   received from           693,445               1,594,379
contract owners

Transfers   between sub-           (1,856,247)           (2,962,833)
accounts and the   fixed
account, net

Transfers   for contract            (755,511)             (875,577)
benefits and   terminations

Other transfers   (to) from          (5,559)               (7,253)
Empire Fidelity
Investments Life   Insurance
Co., net

Net increase   (decrease) in        (1,923,872)           (2,251,284)
net assets   from contract
transactions

Retained in   (returned from)       654                   (7,153)
 Variable Annuity   Account
A, net

Total increase   (decrease)       568,778               406,539
in  net assets

Net assets at   beginning of       25,073,096            24,666,557
year

Net assets at end   of year       $ 25,641,874          $ 25,073,096



                                 SUBACCOUNTS INVESTING IN:

                                  VIP II -  INVESTMENT  GRADE                   VIP II -  ASSET MANAGER
                                 BOND



                                 12/31/98                      12/31/97        12/31/98                   12/31/97

INCOME:

 Dividends                       $ 486,031                     $ 398,252       $ 2,869,728                $ 2,832,588

EXPENSES:

 Mortality risk,    expense         112,172                        68,030         745,573                    843,527
risk    and adminis-
trative charges

Net investment   income (loss)     373,859                       330,222         2,124,155                  1,989,061

Realized gain (loss) on  sale      246,114                      59,791          2,157,446                  1,851,291
of fund shares

Realized gain   distributions      57,665                       0               8,609,183                  7,105,476

Unrealized   appreciation          349,622                        150,894         (655,336)                  4,465,968
(depreciation)

Net increase (decrease)  in        1,027,260                      540,907        12,235,448                 15,411,796
net assets from   operations

Payments   received from           1,728,629                      547,746        2,409,672                  2,619,931
contract owners

Transfers   between sub-           10,779,615                      939,267       (4,609,720)                (5,488,171)
accounts and the   fixed
account, net

Transfers   for contract            (693,541)                      (446,731)      (5,190,564)                (3,352,040)
benefits and   terminations

Other transfers   (to) from          (2,636)                        (4,655)        (46,825)                   (17,911)
Empire Fidelity
Investments Life   Insurance
Co., net

Net increase   (decrease) in        11,812,067                      1,035,627     (7,437,437)                (6,238,191)
net assets   from contract
transactions

Retained in   (returned from)       213                            (2,182)        746                        (18,089)
 Variable Annuity   Account
A, net

Total increase   (decrease)       12,839,540                      1,574,352     4,798,757                  9,155,516
in  net assets

Net assets at   beginning of       8,525,055                     6,950,703       91,819,600                 82,664,084
year

Net assets at end   of year       $ 21,364,595                  $ 8,525,055     $ 96,618,357               $ 91,819,600





                                  VIP II -  INDEX 500                    VIP II -  ASSET MANAGER:
                                                                        GROWTH



                                 12/31/98               12/31/97        12/31/98                    12/31/97

INCOME:

 Dividends                       $ 1,020,047            $ 487,160       $ 655,208                   $ 0

EXPENSES:

 Mortality risk,    expense         786,442                591,939         258,975                     254,365
risk    and adminis-
trative charges

Net investment   income (loss)     233,605                (104,779)       396,233                     (254,365)

Realized gain (loss) on  sale     10,983,929             2,915,326       2,050,502                   505,357
of fund shares

Realized gain   distributions     2,362,610              988,503         3,064,065                   31,544

Unrealized   appreciation           9,112,387              11,740,910      (667,729)                   5,087,508
(depreciation)

Net increase (decrease)  in        22,692,531             15,539,960      4,843,071                   5,370,044
net assets from   operations

Payments   received from           7,795,761              9,783,621       2,687,915                   4,997,152
contract owners

Transfers   between sub-           5,150,893              16,761,121      (6,145,972)                 5,149,974
accounts and the   fixed
account, net

Transfers   for contract            (4,898,551)            (2,103,893)     (774,181)                   (364,345)
benefits and   terminations

Other transfers   (to) from          (20,771)               (19,321)        (18,649)                    (8,770)
Empire Fidelity
Investments Life   Insurance
Co., net

Net increase   (decrease) in        8,027,332              24,421,528      (4,250,887)                 9,774,011
net assets   from contract
transactions

Retained in   (returned from)       1,138                  (1,164)         932                         16,275
 Variable Annuity   Account
A, net

Total increase   (decrease)       30,721,001             39,960,324      593,116                     15,160,330
in  net assets

Net assets at   beginning of       76,791,919             36,831,595      32,352,984                  17,192,654
year

Net assets at end   of year       $ 107,512,920          $ 76,791,919    $ 32,946,100                $ 32,352,984





                                  VIP II -  CONTRAFUND




                                 12/31/98                12/31/97

INCOME:

 Dividends                       $ 921,708               $ 908,559

EXPENSES:

 Mortality risk,    expense         1,164,617               1,148,575
risk    and adminis-
trative charges

Net investment   income (loss)     (242,909)               (240,016)

Realized gain (loss) on  sale     7,420,537               4,737,833
of fund shares

Realized gain   distributions     6,781,142               2,401,192

Unrealized   appreciation           23,314,910              16,812,677
(depreciation)

Net increase (decrease)  in        37,273,680              23,711,686
net assets from   operations

Payments   received from           9,833,935               12,859,035
contract owners

Transfers   between sub-           (9,187,032)             430,459
accounts and the   fixed
account, net

Transfers   for contract            (3,689,396)             (2,031,744)
benefits and   terminations

Other transfers   (to) from          (34,791)                (35,583)
Empire Fidelity
Investments Life   Insurance
Co., net

Net increase   (decrease) in        (3,077,284)             11,222,167
net assets   from contract
transactions

Retained in   (returned from)       1,591                   (17,981)
 Variable Annuity   Account
A, net

Total increase   (decrease)       34,197,987              34,915,872
in  net assets

Net assets at   beginning of       134,859,574             99,943,702
year

Net assets at end   of year       $ 169,057,561           $ 134,859,574


STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - CONTINUED

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                 SUBACCOUNTS INVESTING IN:

                                       VIP III -   BALANCED                       VIP III -   GROWTH &
                                                                            INCOME

                                 12/31/98                     12/31/97*     12/31/98                    12/31/97*

INCOME:

 Dividends                       $ 118,737                    $ 2,385       $ 0                         $ 174,550

EXPENSES:

 Mortality risk,   expense        53,067                       28,408        373,426                     148,409
risk   and adminis-  trative
charges

Net investment   income (loss)    65,670                       (26,023)      (373,426)                   26,141

Realized gain (loss) on           450,249                      171,319       1,665,467                   139,286
sale of fund shares

Realized gain   distributions     181,404                      0             176,254                     567,288

Unrealized   appreciation           373,537                      369,337       10,346,320                  3,083,821
(depreciation)

Net increase (decrease)  in         1,070,860                    514,633       11,814,615                  3,816,536
net assets   from operations

Payments   received from            1,250,792                    1,763,874     14,497,348                  10,522,938
contract owners

Transfers   between sub-           1,823,584                    2,425,981     15,938,572                  14,682,913
accounts and the   fixed
account, net

Transfers   for contract            (219,835)                    (27,898)      (1,973,918)                 (163,575)
benefits and   terminations

Other transfers  (to) from           (2,736)                      (2,344)       (20,133)                    (10,836)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        2,851,805                    4,159,613     28,441,869                  25,031,440
net assets   from contract
transactions

Retained in   (returned from)       847                          3,591         1,729                       5,169
 Variable Annuity   Account
A, net

Total increase  (decrease) in     3,923,512                    4,677,837     40,258,213                  28,853,145
  net assets

Net assets at   beginning  of      4,677,837                    0             28,853,145                  0
year

Net assets at end   of year       $ 8,601,349                  $ 4,677,837   $ 69,111,358                $ 28,853,145





                                       VIP III -   GROWTH                       MSUF -   EMERGING
                                 OPPORTUNITIES                            MARKETS   EQUITY

                                 12/31/98                  12/31/97*      12/31/98                 12/31/97**

INCOME:

 Dividends                       $ 380,494                 $ 28,023       $ 2,945                  $ 1,084

EXPENSES:

 Mortality risk,   expense        314,105                   178,840        2,732                    93
risk   and adminis-  trative
charges

Net investment   income (loss)    66,389                    (150,817)      213                      991

Realized gain (loss) on           1,816,418                 215,977        8,643                    (41)
sale of fund shares

Realized gain   distributions     1,322,669                 39,232         0                        4,793

Unrealized   appreciation           4,981,718                 4,207,862      (98,190)                 (1,589)
(depreciation)

Net increase (decrease)  in         8,187,194                 4,312,254      (89,334)                 4,154
net assets   from operations

Payments   received from            6,213,014                 12,056,601     113,147                  113,615
contract owners

Transfers   between sub-           (1,374,459)               16,961,634     314,261                  91,436
accounts and the   fixed
account, net

Transfers   for contract            (1,936,492)               (98,075)       (399)                    0
benefits and   terminations

Other transfers  (to) from           (10,659)                  (6,260)        (107)                    (30)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        2,891,404                 28,913,900     426,902                  205,021
net assets   from contract
transactions

Retained in   (returned from)       1,458                     5,054          (1)                      0
 Variable Annuity   Account
A, net

Total increase  (decrease) in     11,080,056                33,231,208     337,567                  209,175
  net assets

Net assets at   beginning  of      33,231,208                0              209,175                  0
year

Net assets at end   of year       $ 44,311,264              $ 33,231,208   $ 546,742                $ 209,175





                                       MSUF -   EMERGING
                                 MARKETS   DEBT

                                 12/31/98                 12/31/97**

INCOME:

 Dividends                       $ 28,061                 $ 8,109

EXPENSES:

 Mortality risk,   expense        1,769                    167
risk   and adminis-  trative
charges

Net investment   income (loss)    26,292                   7,942

Realized gain (loss) on           (5,315)                  (1,346)
sale of fund shares

Realized gain   distributions     0                        3,519

Unrealized   appreciation           (92,451)                 (12,084)
(depreciation)

Net increase (decrease)  in         (71,474)                 (1,969)
net assets   from operations

Payments   received from            87,141                   13,063
contract owners

Transfers   between sub-           (69,071)                 331,693
accounts and the   fixed
account, net

Transfers   for contract            (606)                    (6,182)
benefits and   terminations

Other transfers  (to) from           (46)                     (1)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        17,418                   338,573
net assets   from contract
transactions

Retained in   (returned from)       2                        0
 Variable Annuity   Account
A, net

Total increase  (decrease) in     (54,054)                 336,604
  net assets

Net assets at   beginning  of      336,604                  0
year

Net assets at end   of year       $ 282,550                $ 336,604


 * FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.

** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.


                                 SUBACCOUNTS INVESTING IN:

                                       MSUF -   GLOBAL   EQUITY                       MSUF -   INTERNATIONAL
                                                                                 MAGNUM

                                 12/31/98                         12/31/97**    12/31/98                       12/31/97**

INCOME:

 Dividends                       $ 13,192                         $ 1,780       $ 5,184                        $ 4,724

EXPENSES:

 Mortality risk,   expense        10,616                              129        6,535                          86
risk   and adminis-  trative
charges

Net investment   income (loss)    2,576                             1,651        (1,351)                        4,638

Realized gain (loss) on            61,905                          1             48,096                         25
sale of fund shares

Realized gain   distributions      12,573                          3,801         3,219                          315

Unrealized   appreciation           25,498                           (2,984)       (89,038)                       (5,976)
(depreciation)

Net increase (decrease)  in         102,552                          2,469         (39,074)                       (998)
net assets   from operations

Payments   received from            768,755                          191,357       374,546                        86,824
contract owners

Transfers   between sub-           826,399                            113,505     411,166                        82,134
accounts and the   fixed
account, net

Transfers   for contract            (5,584)                           0            (2,657)                        0
benefits and   terminations

Other transfers  (to) from           (277)                             (15)         391                            (1)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        1,589,293                          304,847     783,446                        168,957
net assets   from contract
transactions

Retained in   (returned from)       1                                 0            (1)                            0
 Variable Annuity   Account
A, net

Total increase  (decrease) in     1,691,846                          307,316     744,371                        167,959
  net assets

Net assets at   beginning  of      307,316                           0            167,959                        0
year

Net assets at end   of year       $ 1,999,162                      $ 307,316     $ 912,330                      $ 167,959





                                       PBHG -   GROWTH II                 PBHG -   SMALL CAP   VALUE


                                 12/31/98                   12/31/97**  12/31/98                       12/31/97**

INCOME:

 Dividends                       $ 0                        $ 0         $ 523                          $ 0

EXPENSES:

 Mortality risk,   expense        1,846                      47          17,718                         158
risk   and adminis-  trative
charges

Net investment   income (loss)    (1,846)                    (47)        (17,195)                       (158)

Realized gain (loss) on           18,137                     (115)       100,408                        106
sale of fund shares

Realized gain   distributions     0                          0           3,159                          0

Unrealized   appreciation           13,190                     543         20,879                         8,587
(depreciation)

Net increase (decrease)  in         29,481                     381         107,251                        8,535
net assets   from operations

Payments   received from            133,860                    58,005      500,142                        102,904
contract owners

Transfers   between sub-           141,208                    68,703      1,799,420                      436,360
accounts and the   fixed
account, net

Transfers   for contract            (609)                      0           (17,248)                       0
benefits and   terminations

Other transfers  (to) from           23                         (3)         9                              15
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        274,482                    126,705     2,282,323                      539,279
net assets   from contract
transactions

Retained in   (returned from)       (2)                        2           (5)                            5
 Variable Annuity   Account
A, net

Total increase  (decrease) in     303,961                    127,088     2,389,569                      547,819
  net assets

Net assets at   beginning  of      127,088                    0           547,819                        0
year

Net assets at end   of year       $ 431,049                  $ 127,088   $ 2,937,388                    $ 547,819





                                   PBHG -   LARGE CAP   VALUE


                                 12/31/98                       12/31/97**

INCOME:

 Dividends                       $ 5,924                        $ 0

EXPENSES:

 Mortality risk,   expense        7,023                          80
risk   and adminis-  trative
charges

Net investment   income (loss)    (1,099)                        (80)

Realized gain (loss) on           128,101                        (61)
sale of fund shares

Realized gain   distributions     12,521                         0

Unrealized   appreciation           232,358                        2,433
(depreciation)

Net increase (decrease)  in         371,881                        2,292
net assets   from operations

Payments   received from            393,417                        63,807
contract owners

Transfers   between sub-           1,491,601                      129,665
accounts and the   fixed
account, net

Transfers   for contract            (103,177)                      0
benefits and   terminations

Other transfers  (to) from           (2,330)                        (2)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        1,779,511                      193,470
net assets   from contract
transactions

Retained in   (returned from)       113                            3
 Variable Annuity   Account
A, net

Total increase  (decrease) in     2,151,505                      195,765
  net assets

Net assets at   beginning  of      195,765                        0
year

Net assets at end   of year       $ 2,347,270                    $ 195,765


STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - CONTINUED

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                 SUBACCOUNTS INVESTING IN:

                                      PBHG -   TECHNOLOGY  &                    PBHG -   SELECT 20
                                 COMMUNICATIONS

                                 12/31/98                       12/31/97**    12/31/98               12/31/97**

INCOME:

 Dividends                       $ 180                          $ 0           $ 280                  $ 0

EXPENSES:

 Mortality risk,   expense        9,548                             144        76,660                 202
risk   and adminis-  trative
charges

Net investment   income (loss)    (9,368)                         (144)        (76,380)               (202)

Realized gain (loss) on  sale     60,345                         (593)         837,116                1
of fund shares

Realized gain    distributions    0                              0             0                      0

Unrealized   appreciation           424,975                        (833)         4,809,171              16,933
(depreciation)

Net increase (decrease)  in         475,952                        (1,570)       5,569,907              16,732
net assets   from operations

Payments   received from            505,953                        138,324       4,096,805              115,860
contract owners

Transfers   between sub-           1,590,028                        228,607     19,231,620             437,871
accounts and the   fixed
account, net

Transfers   for contract            (4,960)                         0            (343,605)              0
benefits and   terminations

Other transfers  (to) from           (208)                           (32)         (7,357)                (10)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        2,090,813                        366,899     22,977,463             553,721
net assets   from contract
transactions

Retained in   (returned from)       (24)                            25           57                     (1)
 Variable Annuity   Account
A, net

Total increase  (decrease) in     2,566,741                        365,354     28,547,427             570,452
  net assets

Net assets at   beginning  of      365,354                         0            570,452                0
year

Net assets at end   of year       $ 2,932,095                    $ 365,354     $ 29,117,879           $ 570,452





                                   SVIF -   DISCOVERY   FUND II                 SVIF -   GROWTH   FUND II


                                 12/31/98                         12/31/97**  12/31/98                      12/31/97**

INCOME:

 Dividends                       $ 0                              $ 0         $ 3                           $ 1,828

EXPENSES:

 Mortality risk,   expense        1,761                            48          4,395                         66
risk   and adminis-  trative
charges

Net investment   income (loss)    (1,761)                          (48)        (4,392)                       1,762

Realized gain (loss) on  sale     2,413                            (44)        21,237                        (79)
of fund shares

Realized gain    distributions    3,035                            0           0                             3,930

Unrealized   appreciation           2,341                            (1,339)     112,638                       (1,736)
(depreciation)

Net increase (decrease)  in         6,028                            (1,431)     129,483                       3,877
net assets   from operations

Payments   received from            151,061                          32,805      412,502                       94,312
contract owners

Transfers   between sub-           33,076                           60,817      214,261                       62,188
accounts and the   fixed
account, net

Transfers   for contract            (2,353)                          0           (1,040)                       0
benefits and   terminations

Other transfers  (to) from           (948)                            (10)        201                           38
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        180,836                          93,612      625,924                       156,538
net assets   from contract
transactions

Retained in   (returned from)       (9)                              10          39                            (37)
 Variable Annuity   Account
A, net

Total increase  (decrease) in     186,855                          92,191      755,446                       160,378
  net assets

Net assets at   beginning  of      92,191                           0           160,378                       0
year

Net assets at end   of year       $ 279,046                        $ 92,191    $ 915,824                     $ 160,378





                                   SVIF -   OPPORTUNITY   FUND
                                 II

                                 12/31/98                       12/31/97**

INCOME:

 Dividends                       $ 7,009                        $ 324

EXPENSES:

 Mortality risk,   expense        17,744                         156
risk   and adminis-  trative
charges

Net investment   income (loss)    (10,735)                       168

Realized gain (loss) on  sale     (23,495)                       0
of fund shares

Realized gain    distributions    207,970                        0

Unrealized   appreciation           (72,627)                       2,325
(depreciation)

Net increase (decrease)  in         101,113                        2,493
net assets   from operations

Payments   received from            1,769,534                      152,948
contract owners

Transfers   between sub-           1,047,647                      171,182
accounts and the   fixed
account, net

Transfers   for contract            (19,037)                       0
benefits and   terminations

Other transfers  (to) from           (906)                          87
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        2,797,238                      324,217
net assets   from contract
transactions

Retained in   (returned from)       (32)                           38
 Variable Annuity   Account
A, net

Total increase  (decrease) in     2,898,319                      326,748
  net assets

Net assets at   beginning  of      326,748                        0
year

Net assets at end   of year       $ 3,225,067                    $ 326,748


** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.



                                   WPT -   SMALL COMPANY                    WPT -   INTERNATIONAL
                                 GROWTH                                   EQUITY

                                 12/31/98                   12/31/97**    12/31/98                   12/31/97**

INCOME:

 Dividends                       $ 0                        $ 0           $ 1,849                    $ 256

EXPENSES:

 Mortality risk,   expense        6,633                         143        2,721                      16
risk   and adminis-  trative
charges

Net investment   income (loss)    (6,633)                     (143)        (872)                      240

Realized gain (loss) on  sale      24,269                    305           21,892                     0
of fund shares

Realized gain    distributions     0                         0             0                          1,767

Unrealized   appreciation           (56,918)                   8,064         (33,271)                   (2,426)
(depreciation)

Net increase (decrease)  in         (39,282)                   8,226         (12,251)                   (419)
net assets   from operations

Payments   received from            331,697                    74,156        181,100                    11,805
contract owners

Transfers   between sub-           353,786                      230,810     103,508                    20,304
accounts and the   fixed
account, net

Transfers   for contract            (6,083)                     0            (1,957)                    0
benefits and   terminations

Other transfers  (to) from           (69)                        17           1,965                      (2,059)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        679,331                      304,983     284,616                    30,050
net assets   from contract
transactions

Retained in   (returned from)       16                          (17)         (2,058)                    2,058
 Variable Annuity   Account
A, net

Total increase  (decrease) in     640,065                      313,192     270,307                    31,689
  net assets

Net assets at   beginning  of      313,192                     0            31,689                     0
year

Net assets at end   of year       $ 953,257                  $ 313,192     $ 301,996                  $ 31,689



                                   WPT -   POST-VENTURE                       TOTAL
                                 CAPITAL

                                 12/31/98                  12/31/97**  12/31/98          12/31/97

INCOME:

 Dividends                       $ 0                       $ 8         $ 14,629,335      $ 12,251,431

EXPENSES:

 Mortality risk,   expense        2,960                     44          7,178,208         6,700,657
risk   and adminis-  trative
charges

Net investment   income (loss)    (2,960)                   (36)        7,451,127         5,550,774

Realized gain (loss) on  sale     21,703                    (281)       48,707,446        23,490,006
of fund shares

Realized gain    distributions    0                         0           47,165,611        28,545,781

Unrealized   appreciation           (24,571)                  1,107       58,872,795        77,703,242
(depreciation)

Net increase (decrease)  in         (5,828)                   790         162,196,979       135,289,803
net assets   from operations

Payments   received from            337,029                   18,680      95,861,634        98,587,121
contract owners

Transfers   between sub-           119,403                   47,306      2,170,806         306,902
accounts and the   fixed
account, net

Transfers   for contract            (21,038)                  0           (35,150,903)      (18,866,297)
benefits and   terminations

Other transfers  (to) from           (26)                      (3)         (303,670)         (215,838)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        435,368                   65,983      62,577,867        79,811,888
net assets   from contract
transactions

Retained in   (returned from)       (5)                       5           16,918            (88,786)
 Variable Annuity   Account
A, net

Total increase  (decrease) in     429,535                   66,778      224,791,764       215,012,905
  net assets

Net assets at   beginning  of      66,778                    0           793,336,287       578,323,382
year

Net assets at end   of year       $ 496,313                 $ 66,778    $ 1,018,128,051   $ 793,336,287


NOTES TO FINANCIAL STATEMENTS
For the years ended December 31, 1998 and 1997


EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

1. ORGANIZATION

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (EFILI) on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. The Account is a funding vehicle for individual Retirement Reserves and Income Advantage variable annuity contracts. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

In 1997, EFILI added eighteen new subaccounts to the Account; VIP III
- Balanced, VIP III - Growth & Income, VIP III - Growth Opportunities, MSUF - Emerging Markets Equity, MSUF - Emerging Markets Debt, MSUF - Global Equity, MSUF - International Magnum, PBHG - Growth II, PBHG - Small Cap Value, PBHG - Large Cap Value, PBHG - Technology & Communications, PBHG - Select 20, SVIF - Discovery Fund II, SVIF - Growth Fund II, SVIF - Opportunity Fund II, WPT - Small Company Growth, WPT - International Equity, WPT - Post-Venture Capital.

In addition to the Account, a contractholder may also allocate funds to the Fixed Account, which is part of EFILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and EFILI's general account has not been registered as an investment company under the Investment Company Act of 1940.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

INVESTMENT VALUATION

Investments are made in the subaccounts and are valued at the reported net asset values of such subaccounts.

ACCOUNTING FOR INVESTMENTS

Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

ANNUITY RESERVES

Annuity reserves are computed for contracts in the income stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the State of New York. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

ESTIMATES

The preparation of the statement of assets and liabilities and the statements of operations and changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain prior year balances have been reclassified to conform with the current year presentation.

3. EXPENSES

EFILI deducts a daily charge from the net assets of the Account for administrative expenses and for the assumption of mortality risk and expense risk. Prior to November 1, 1997, the daily charge was equivalent to an annual effective rate of 1% of net assets. On November 1, 1997, EFILI reduced the daily charge on the Retirement Reserves contracts to an annual effective rate of 0.8% of net assets. EFILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge is waived on certain contracts.

4. AFFILIATED COMPANY TRANSACTIONS

The contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBSI and FIA are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to the VIP, VIP II and VIP III portfolios. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II and VIP III portfolios.

5. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1998:

                                 PURCHASES      SALES

VIP - Money Market              $  76,265,550  $  55,965,720

VIP - High Income                 13,163,157     9,715,771

VIP - Equity-Income               17,832,276     37,219,747

VIP - Growth                      25,775,182     14,488,826

VIP - Overseas                    6,599,234      6,859,924

VIP II - Investment Grade Bond    18,791,983     6,548,179

VIP II - Asset Manager            16,434,342     13,137,695

VIP II - Index 500                40,667,222     30,042,537

VIP II - Asset Manager: Growth    8,260,163      9,049,820

VIP II - Contrafund               20,784,360     17,321,820

VIP III - Balanced                8,589,421      5,489,695

VIP III - Growth & Income         35,158,428     6,912,002

VIP III - Growth Opportunities    13,293,328     9,011,408

MSUF - Emerging Markets Equity    591,131        164,017

MSUF - Emerging Markets Debt      466,037        422,325

MSUF - Global Equity              2,259,900      655,457

MSUF - International Magnum       1,956,900      1,171,587

PBHG - Growth II                  541,591        268,957

PBHG - Small Cap Value            3,795,436      1,527,154

PBHG - Large Cap Value            2,671,707      880,661

PBHG - Technology &               2,752,500      671,079
Communications

PBHG - Select 20                  33,444,117     10,542,977

SVIF - Discovery Fund II          317,309        135,208

SVIF - Growth Fund II             964,942        343,371

SVIF - Opportunity Fund II        3,640,439      645,998

WPT - Small Company Growth        1,255,237      582,523

WPT - International Equity        866,700        585,014

WPT - Post-Venture Capital        873,109        440,706

6. UNIT VALUES

A summary of changes in accumulation units and ending unit and contract values for variable annuity contracts at December 31, 1998 and 1997 are as follows:

                                 BEGINNING   PAYMENTS   TRANSFERS   CONTRACT     UNITS       ENDING   DOLLARS
                                 BALANCE     RECEIVED   BETWEEN     TERMINATIONS             BALANCE
                                 UNITS       FROM       SUBACCOUNTS,                         UNIT
                                             CONTRACT   NET                                  VALUE
                                             OWNERS

JANUARY 1, 1998 TO DECEMBER
31, 1998

 VIP - Money Market               2,510,803   1,647,401   (220,944)   (323,209)   3,614,051  $ 16.72  $ 60,421,297

 VIP - High Income                868,993     133,979     (69,329)    (79,486)    854,157    $ 27.53   23,511,486

 VIP - Equity-Income              4,666,312   172,712     (732,658)   (183,827)   3,922,539  $ 43.62   171,099,633

 VIP - Growth                     2,229,721   79,040      (61,187)    (76,136)    2,171,438  $ 59.17   128,489,157

 VIP - Overseas                   1,059,560   32,658      (88,408)    (36,606)    967,204    $ 26.31   25,446,085

 VIP II - Investment Grade Bond   442,121     96,445      553,565     (105,199)   986,932    $ 20.24   19,978,293

 VIP II - Asset Manager           3,604,315   100,308     (164,174)   (234,500)   3,305,949  $ 28.30   93,567,756

 VIP II - Index 500               3,001,334   296,359     206,144     (230,330)   3,273,507  $ 31.60   103,456,330

 VIP II - Asset Manager: Growth   1,760,200   154,243     (337,931)   (92,554)    1,483,958  $ 20.93   31,065,071

 VIP II - Contrafund              6,419,636   443,789     (451,601)   (200,304)   6,211,520  $ 26.40   163,982,487

 VIP III - Balanced               371,377     100,999     145,380     (80,590)    537,166    $ 13.98   7,511,155

 VIP III - Growth & Income        2,163,555   1,107,895   1,071,230   (368,438)   3,974,242  $ 16.29   64,760,113

 VIP III - Growth Opportunities   2,558,459   468,112     (96,266)    (238,946)   2,691,359  $ 15.62   42,029,696

 MSUF - Emerging Markets Equity   20,806      12,500      39,057      (796)       71,567     $ 7.56    541,172

 MSUF - Emerging Markets Debt     32,130      9,702       (3,800)     (1,123)     36,909     $ 7.44    274,713

 MSUF - Global Equity             29,979      70,359      75,573      (23,438)    152,473    $ 11.54   1,759,437

 MSUF - International Magnum      17,042      35,893      36,135      (13,435)    75,635     $ 10.65   805,735

 PBHG - Growth II                 11,877      13,257      13,845      0           38,979     $ 10.90   424,700

 PBHG - Small Cap Value           51,781      45,359      159,664     (8,023)     248,781    $ 11.48   2,855,455

 PBHG - Large Cap Value           18,440      34,250      123,327     (21,049)    154,968    $ 14.05   2,177,563

 PBHG - Technology &              34,037      46,836      143,175     (3,033)     221,015    $ 12.94   2,860,409
Communications

 PBHG - Select 20                 54,758      310,910     1,419,936   (93,852)    1,691,752  $ 16.80   28,413,465

 SVIF - Discovery Fund II         8,046       16,676      3,995       (3,457)     25,260     $ 10.31   260,538

 SVIF - Growth Fund II            15,649      36,533      18,029      (2,394)     67,817     $ 13.08   887,378

 SVIF - Opportunity Fund II       31,571      165,753     90,042      (19,394)    267,972    $ 11.43   3,062,422

 WPT - Small Company Growth       28,265      33,486      33,545      (1,824)     93,472     $ 9.82    917,883

 WPT - International Equity       3,206       16,976      9,236       (189)       29,229     $ 10.33   301,996

 WPT - Post-Venture Capital       6,514       30,180      11,079      (1,958)     45,815     $ 10.83   496,313

                                                                                                      $ 981,357,735






6. UNIT VALUES - CONTINUED


                                 BEGINNING   PAYMENTS   TRANSFERS   CONTRACT     UNITS       ENDING   DOLLARS
                                 BALANCE     RECEIVED   BETWEEN     TERMINATIONS             BALANCE
                                 UNITS       FROM       SUBACCOUNTS,                         UNIT
                                             CONTRACT   NET                                  VALUE
                                             OWNERS


JANUARY 1, 1997 TO DECEMBER
31, 1997

 VIP - Money Market               3,144,313   1,192,450   (1,961,731)   135,771     2,510,803  $ 15.98  $ 40,122,752

 VIP - High Income                820,013     125,044     (36,435)      (39,629)    868,993    $ 29.00   25,203,764

 VIP - Equity-Income              4,755,212   283,630     (254,145)     (118,385)   4,666,312  $ 39.39   183,811,551

 VIP - Growth                     2,503,391   102,300     (325,759)     (50,211)    2,229,721  $ 42.76   95,348,269

 VIP - Overseas                   1,151,640   68,604      (123,259)     (37,425)    1,059,560  $ 23.52   24,922,843

 VIP II - Investment Grade Bond   382,801     18,247      64,575        (23,502)    442,121    $ 18.75   8,288,748

 VIP II - Asset Manager           3,900,514   115,925     (240,287)     (171,837)   3,604,315  $ 24.80   89,382,163

 VIP II - Index 500               1,887,371   443,549     793,394       (122,980)   3,001,334  $ 24.83   74,512,753

 VIP II - Asset Manager: Growth   1,163,007   308,312     331,850       (42,969)    1,760,200  $ 17.95   31,593,890

 VIP II - Contrafund              5,882,023   702,932     (5,288)       (160,031)   6,419,636  $ 20.47   131,438,645

 VIP III - Balanced *                         154,849     243,840       (27,312)    371,377    $ 11.98   4,449,837

 VIP III - Growth & Income *                  936,634     1,359,453     (132,532)   2,163,555  $ 12.68   27,424,348

 VIP III - Growth                             1,076,440   1,563,569     (81,550)    2,558,459  $ 12.63   32,320,770
Opportunities *

 MSUF - Emerging Markets                      11,511      9,298         (3)         20,806     $ 10.05   209,175
Equity **

 MSUF - Emerging Markets Debt                 1,251       31,482        (603)       32,130     $ 10.48   336,604
**

 MSUF - Global Equity **                      18,774      11,206        (1)         29,979     $ 10.25   307,316

 MSUF - International Magnum **               8,767       8,275         0           17,042     $ 9.86    167,959

 PBHG - Growth II **                          5,767       6,751         (641)       11,877     $ 10.15   120,577

 PBHG - Small Cap Value **                    10,032      42,492        (743)       51,781     $ 10.43   540,062

 PBHG - Large Cap Value **                    6,302       12,765        (627)       18,440     $ 10.27   189,335

 PBHG - Technology &                          14,091      22,932        (2,986)     34,037     $ 9.87    335,899
Communications **

 PBHG - Select 20 **                          11,265      43,493        0           54,758     $ 10.42   570,453

 SVIF - Discovery Fund II **                  3,308       6,202         (1,464)     8,046      $ 9.69    77,996

 SVIF - Growth Fund II **                     9,503       6,146         0           15,649     $ 10.25   160,415

 SVIF - Opportunity Fund II **                15,195      17,006        (630)       31,571     $ 10.15   320,324

 WPT - Small Company Growth **                7,472       23,269        (2,476)     28,265     $ 10.19   288,010

 WPT - International Equity **                1,196       2,010         0           3,206      $ 9.24    29,631

 WPT - Post-Venture Capital **                1,875       4,639         0           6,514      $ 10.25   66,773

                                                                                                        $ 772,540,862

*  FOR THE PERIOD JANUARY 27,
1997 (COMMENCEMENT OF
OPERATIONS) THROUGH DECEMBER
31, 1997.

** FOR THE PERIOD NOVEMBER
24, 1997 (COMMENCEMENT OF
OPERATIONS) THROUGH DECEMBER
31, 1997.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of Empire Fidelity Investments Variable Annuity
Account A:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Empire Fidelity Investments Variable Annuity Account A (comprised of VIP - Money Market, VIP - High Income, VIP - Equity-Income, VIP - Growth, VIP - Overseas, VIP II - Investment Grade Bond, VIP II - Asset Manager, VIP II - Index 500, VIP II - Asset Manager: Growth, VIP II - Contrafund, VIP III - Balanced, VIP III - Growth & Income, VIP III - Growth Opportunities, MSUF - Emerging Markets Equity, MSUF - Emerging Markets Debt, MSUF - Global Equity, MSUF - International Magnum, PBHG
- Growth II, PBHG - Small Cap Value, PBHG - Large Cap Value, PBHG - Technology & Communications, PBHG - Select 20, SVIF - Discovery Fund II, SVIF - Growth Fund II, SVIF - Opportunity Fund II, WPT - Small Company Growth, WPT - International Equity and WPT - Post-Venture Capital) of Empire Fidelity Investments Life Insurance Company at December 31, 1998, and the results of its operations and the changes in its net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of investments at December 31, 1998 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 25, 1999

PART C

OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

 a)   Financial Statements included in Part B

 The following financial statements of Empire Fidelity Investments Life Insurance Company are filed in Part B. There are no financial statements included in Part A, other than Accumulation Unit Values.

 Statement of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 1998.

 Statements of Operations and Changes in Net Assets for Empire
Fidelity Investments Variable Annuity Account A for Years ended
December 31, 1998 and 1997.

 Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

 Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 1998 and 1997.

 Statements of Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 1998 and 1997.

 Statements of Changes in Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 1998 and 1997.

 Statements of Cash Flows for Empire Fidelity Investments Life
Insurance Company for the Years Ended December 31, 1998 and 1997.

 Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

 Report of PricewaterhouseCoopers LLP on Financial Statements of
Empire Fidelity Investments Life Insurance Company.

 b)  Exhibits

(1) Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life") establishing the Empire Fidelity Investments Variable Annuity Account
A. (Note 1)

(2) Not Applicable.

(3) (a) Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services, Inc. (Note 1)

(4) (a) Specimen Variable Annuity Contract. (Note 1)

(b) Endorsement for Unisex Contract. (Note 1)

(c) Endorsement for Qualified Contracts. (Note 1)

(5) (a) Application for Variable Annuity Contract. (Note 1)

(6) (a) Charter of Empire Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Empire Fidelity Investments Life. (Note 1)

(7)  Not Applicable.

(8) (a) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life. (Note 1)

(b) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corporate Services. (Note 1)

(9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued. (Note 6)

(10) (a) Written consent of PricewaterhouseCoopers LLP. (Note 6)

(b) Written consent of Jorden Burt Boros Cicchetti Berenson & Johnson LLP. (Note 6)

(11)  Not Applicable

(12)  Not Applicable

(13)  Performance Advertising Calculations (Note 2)

(14) (a) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund and Fidelity Distributors
Corporation. (Note 1)

(b) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund II and Fidelity Distributors
Corporation. (Note 1)

(c) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund III and Fidelity Distributors
Corporation. (Note 1)

(d) Form of Participation Agreement between Empire Fidelity
Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong
Capital Management, Inc. (the "Adviser"),  (Note 4)

(e) Form of Participation Agreement between Empire Fidelity
Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 4)

(f) Form of Participation Agreement between Empire Fidelity
Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the
"Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 4)

(g) Form of Participation Agreement between Empire Fidelity
Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 4)

(15) (a) Powers of Attorney (Note 3) Power of Attorney for Lena
Goldberg (Note 7) Powers of Attorney for Allan Brandon and Stephen P. Jonas (Note 5)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 5 to this Registration Statement filed electronically on April 27, 1997.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement No. 33-24400 filed April 24, 1997.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 4 to this Registration Statement filed April 26, 1996.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 7 to this Registration Statement filed April 28, 1998.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 8 to this Registration Statement filed January 19, 1999.

(Note 6) Filed herein.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement No. 33-42376, filed on August 29, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 25.  Directors and Officers of the
          Depositor

          The Directors and officers of
          Empire Fidelity Investments
          Life are as follows:

          Directors of Empire Fidelity
          Investments Life

          J. GARY BURKHEAD, Director

          JAMES C. CURVEY, Director

          LENA G. GOLDBERG, Director

          JOHN J. REMONDI, Director

          RODNEY R. ROHDA, Director and
          Chairman

          ALLAN BRANDON, Director

          STEPHEN P. JONAS, Director

          DAVID C. WEINSTEIN, Director

          ROY BALLENTINE, Director

          PETER JOHANNSEN, Director

          JOSHUA BERMAN, Director

          MALCOLM MACKAY, Director

          FLOYD L. SMITH, Director

The addresses of Roy Ballentine, Joshua Berman, Peter Johannsen, Malcolm MacKay, and Floyd L. Smith are 11 Depot Street, P. O. Box 1860, Wolfboro, New Hampshire 03894; 919 Third Avenue, New York, New York 10022; One Post Office Square, Boston, Massachusetts 02109; and
4 Peter Cooper Road, # 9G, New York, New York 10010, respectively.
The principal business address of Allan Brandon is One World Financial Center, 200 Liberty Street, Tower A, New York, New York 10281. The principal business address of each of the other above persons is 82 Devonshire Street, Boston, Massachusetts 02109.

Executive Officers Who Are not Directors
Executive officers of Empire Fidelity Investments Life who are not directors are as follows.

   MELANIE CALZETTI-SPAHR, Executive Vice President, Operations

   DAVID J. PEARLMAN, Vice President, Secretary and General Counsel

   JOSEPH L. KURTZER Jr., Treasurer

The principal business address of Melanie Calzetti-Spahr, David J. Pearlman, and Joseph L. Kurtzer Jr. is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26.   Persons Controlled By or Under Common control with the
Depositor or Registrant.

   See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire
Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

 As of December 31, 1998 there were 724 Qualified Contracts and 10,688 Non-qualified Contracts outstanding.

Item 28. Indemnification

FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policy"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policy) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgments, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as a result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omission, and (5) claims for an accounting or profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state law.

The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Empire Fidelity Investments Life indemnifies the director or officer (with a maximum aggregate per loss deductible of $25,000) if Empire Fidelity Investments Life does not indemnify the director or officer.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The text of Article VI of Empire Fidelity Investment Life's By-Laws, which relates to indemnification of the directors and officers, is as follows:

 Section 6.1. Indemnification of Directors, Officers, Employees and Agents. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgment in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.

 The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.

 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

 (a) Fidelity Brokerage Services, Inc. acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Empire Fidelity Investments Life Insurance Company, Fidelity Investments Life Insurance Company and PFL Life Insurance Company.

 (b)
Name and Principal     Positions and Offices with Underwriter
Business Address
Roger T. Servison      Director
Robert P. Mazzarella   Director and President
Rodney R. Rohda        Director
Edward L. McCartney    Executive Vice President
J. Peter Benzie        Executive Vice President
Bruce MacAlpine        Vice President
Kenneth Klipper        Treasurer
Gary Greenstein        Assistant Treasurer
Jeffrey R. Larsen      Legal Counsel & Clerk
Linda Holland          Compliance Officer
Richard Blades         Compliance Registered Options Principal
Jay Freedman           Assistant Clerk
Thomas G. McNichols    Vice President, Operations
Lawrence G. Smith      Vice President

 (c) Commissions and other compensation was received by the principal underwriter.

  See Item 24 (b) (3). No compensation was received by the principal underwriter from the registrant or depositor during the registrant's or depositor's last fiscal year.

Item 30. Location of Accounts and Records

 The records regarding the Account required to be maintained by
Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at One World Financial Center New York, New York 10281.

Item 31. Management Services

 The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 1998, 1997 and 1996 were $607,200, $514,800 and $343,376, respectively.

Item 32. Undertakings

 (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never than 16 months old for so long as payments under the variable annuity contracts may be accepted.

 (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in a prospectus that the applicant can remove to send for a Statement of Additional Information.

 (c) Registrant undertakes to deliver any Statement of Additional
Information and any financial statements required to be made available under this Form promptly upon written or oral request.

 (d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

  (e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 15th day of April, 1999.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Rodney R. Rohda                  Attest: /s/ David J. Pearlman
        Rodney R. Rohda, President                   David J. Pearlman
        Chairman                                     Secretary
        Chief Executive Officer and Chief
        Operating Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 15th day of April, 1999.

Signature               Title

_/s/ Rodney R. Rohda__  President, Chairman and    )
                        Director

Rodney R. Rohda         (Chief Executive Officer)  )

                        (Chief Operating Officer)  )

_______________                                    )

Joseph L. Kurtzer Jr.   Treasurer                  )

________________                                   )

J. Gary Burkhead        Director                   )

________________                                   )

James C. Curvey         Director                   )

                                                   )  By:__/s/ David J. Pearlman

                                                   )  David J. Pearlman

________________                                   )  (Attorney-in-Fact)

John J. Remondi         Director                   )

________________                                   )

Lena G. Goldberg        Director                   )

_______________                                    )

Roy Ballentine          Director                   )

_______________                                    )

Peter Johannsen         Director                   )

_______________                                    )

Stephen P. Jonas        Director                   )

_______________                                    )

Malcolm MacKay          Director                   )

_______________                                    )

Joshua Berman           Director                   )

                                                   )  By: __/s/ David J. Pearlman

_______________                                    )  David J. Pearlman

Allan Brandon           Director                   )  (Attorney-in-Fact)

_______________                                    )

Floyd L. Smith          Director                   )

_______________                                    )

David Weinstein         Director                   )



EXHIBIT INDEX

Exhibit

 (9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued.

 (10) (a) Written consent of PricewaterhouseCoopers LLP

(b) Written consent of Jorden Burt Boros Cicchetti Berenson & Johnson
LLP